UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2018

LPS-QTLY-1218
1.809099.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	19,715	$605
Entertainment - 2.3%
Activision Blizzard, Inc.	146,513	10,117
Twenty-First Century Fox, Inc. Class A	15,500,527	705,584
Viacom, Inc. Class B (non-vtg.)	1,267,553	40,536
		756,237
Interactive Media & Services - 0.4%
Alphabet, Inc. Class C (a)	9,407	10,129
Yahoo! Japan Corp.	45,037,341	140,507
		150,636
Media - 1.1%
Comcast Corp. Class A	2,644,653	100,867
Corus Entertainment, Inc. Class B (non-vtg.)	585,765	2,207
Discovery Communications, Inc.:
Class A (a)(b)	2,645,227	85,679
Class C (non-vtg.) (a)	499,061	14,627
DISH Network Corp. Class A (a)	209,980	6,455
Entercom Communications Corp. Class A	50,107	325
Gannett Co., Inc.	1,076,384	10,441
Harte-Hanks, Inc. (a)	74,105	406
Hyundai HCN	2,723,979	10,027
Informa PLC	237,501	2,166
Intage Holdings, Inc. (c)	3,306,600	28,455
KK Culture Holdings Ltd. (a)	1,158,000	242
MSG Network, Inc. Class A (a)	288,809	7,379
Multiplus SA	536,800	3,641
Omnicom Group, Inc.	50,000	3,716
Pico Far East Holdings Ltd.	18,538,000	6,264
Proto Corp.	235,200	3,116
RKB Mainichi Broadcasting Corp.	42,400	2,236
Saga Communications, Inc. Class A	397,449	13,927
Sky Network Television Ltd.	5,847,362	8,547
STW Group Ltd.	4,100,892	1,626
Tegna, Inc.	1,174,466	13,553
Television Broadcasts Ltd.	1,962,100	4,138
TOW Co. Ltd. (c)	1,831,300	13,325
TVA Group, Inc. Class B (non-vtg.) (a)	3,091,099	4,579
WOWOW INC.	184,400	5,352
		353,296

TOTAL COMMUNICATION SERVICES		1,260,774

CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.2%
Adient PLC (b)	499,082	15,182
ASTI Corp. (b)(c)	181,200	3,066
Autoliv, Inc. (b)	17,500	1,458
Cooper Tire & Rubber Co.	1,297,832	40,090
ElringKlinger AG (b)	698,718	5,928
G-Tekt Corp.	175,000	2,471
Gentex Corp.	2,537,679	53,418
GUD Holdings Ltd.	295,435	2,582
Hi-Lex Corp.	1,367,200	28,717
INFAC Corp.	325,139	940
INZI Controls Co. Ltd. (c)	1,516,000	5,501
Lear Corp.	20,273	2,694
Motonic Corp. (c)	3,250,000	23,841
Murakami Corp. (c)	825,700	19,904
Nippon Seiki Co. Ltd.	2,639,800	46,416
Piolax, Inc. (c)	2,486,100	54,245
S&T Holdings Co. Ltd. (c)	885,108	9,658
Samsung Climate Control Co. Ltd. (c)	499,950	3,913
Sewon Precision Industries Co. Ltd. (c)	500,000	3,488
SJM Co. Ltd. (c)	1,282,000	3,343
SJM Holdings Co. Ltd. (c)	1,149,068	3,288
Strattec Security Corp. (c)	368,035	12,403
Sungwoo Hitech Co. Ltd.	2,518,110	7,680
TBK Co. Ltd.	925,900	3,783
Yachiyo Industry Co. Ltd.	896,600	7,136
Yutaka Giken Co. Ltd. (c)	1,228,100	24,054
		385,199
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	277,074	4,844
Distributors - 0.1%
Arata Corp.	77,400	3,512
Central Automotive Products Ltd.	75,400	1,026
Chori Co. Ltd.	430,500	7,116
Nakayamafuku Co. Ltd.	716,600	3,918
PALTAC Corp.	67,800	3,461
SPK Corp.	253,600	5,446
Uni-Select, Inc.	1,647,187	27,114
		51,593
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	50,000	1,066
Clip Corp. (c)	272,000	2,162
Cross-Harbour Holdings Ltd.	2,321,000	3,877
Estacio Participacoes SA	407,600	2,533
Frontdoor, Inc. (a)	40,266	1,371
ServiceMaster Global Holdings, Inc. (a)	59,759	2,562
Shingakukai Holdings Co. Ltd.	99,900	502
Step Co. Ltd. (c)	1,077,300	14,990
Weight Watchers International, Inc. (a)	125,774	8,314
		37,377
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	125,407	2,942
Bluegreen Vacations Corp.	232,333	3,044
Brinker International, Inc.	25,214	1,093
Flanigans Enterprises, Inc.	90,027	2,476
Greggs PLC	499,482	7,412
Hiday Hidaka Corp.	1,550,300	30,199
Ibersol SGPS SA	912,355	8,784
Koshidaka Holdings Co. Ltd.	294,120	3,423
Kura Corp. Ltd.	10,000	580
Sportscene Group, Inc. Class A (c)	331,600	2,015
St. Marc Holdings Co. Ltd.	200,300	4,761
Texas Roadhouse, Inc. Class A	113,313	6,851
The Monogatari Corp.	50,000	4,467
The Restaurant Group PLC	6,498,637	20,035
TORIDOLL Holdings Corp. (b)	50,900	862
Wyndham Destinations, Inc.	123,000	4,413
		103,357
Household Durables - 3.4%
Abbey PLC (c)	1,775,890	29,166
Barratt Developments PLC (c)	72,241,313	474,622
Bellway PLC	3,914,975	143,668
D.R. Horton, Inc.	2,866,806	103,090
Dorel Industries, Inc. Class B (sub. vtg.)	2,585,365	42,263
Emak SpA	4,388,097	6,083
First Juken Co. Ltd. (c)	1,400,500	14,857
Flexsteel Industries, Inc.	27,826	707
Hamilton Beach Brands Holding Co.:
Class A	176,552	4,100
Class B	183,780	4,267
Helen of Troy Ltd. (a)(c)	1,458,549	181,035
Henry Boot PLC	2,949,666	9,972
Iida Group Holdings Co. Ltd.	186,300	3,391
M/I Homes, Inc. (a)	150,382	3,635
Meritage Homes Corp. (a)	600,065	22,352
P&F Industries, Inc. Class A (c)	322,495	2,570
PulteGroup, Inc.	101,806	2,501
Q.E.P. Co., Inc.	29,858	797
Sanei Architecture Planning Co. Ltd. (c)	1,210,700	17,629
Stanley Furniture Co., Inc. (a)	115,671	58
Taylor Morrison Home Corp. (a)	210,457	3,481
Token Corp.	623,700	40,351
Toll Brothers, Inc.	105,000	3,534
Tupperware Brands Corp.	29,354	1,030
		1,115,159
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	197,300	2,069
Belluna Co. Ltd. (c)	6,700,900	66,573
Liberty Interactive Corp. QVC Group Series A (a)	780,973	17,135
Moneysupermarket.com Group PLC	751,869	2,819
		88,596
Leisure Products - 0.1%
Accell Group NV (c)	1,550,000	26,966
Brunswick Corp.	143,100	7,440
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	500,000	10,334
Miroku Corp.	140,500	2,333
Vista Outdoor, Inc. (a)	100,000	1,250
		48,323
Multiline Retail - 2.8%
Big Lots, Inc. (b)	239,600	9,948
Lifestyle China Group Ltd. (a)	22,500,500	9,096
Lifestyle International Holdings Ltd.	24,000,000	41,439
Macy's, Inc.	53,000	1,817
Next PLC (c)	12,702,310	844,926
Nordstrom, Inc.	40,000	2,631
Watts Co. Ltd.	400,700	3,107
		912,964
Specialty Retail - 11.3%
Aaron's, Inc. Class A	65,395	3,082
Abercrombie & Fitch Co. Class A	1,250,080	24,627
AT-Group Co. Ltd.	1,095,100	25,379
AutoNation, Inc. (a)	78,859	3,192
AutoZone, Inc. (a)	722,509	529,939
Bed Bath & Beyond, Inc.	2,068,796	28,425
Best Buy Co., Inc.	12,636,401	886,570
BMTC Group, Inc. (c)	3,613,997	41,124
Bonia Corp. Bhd	2,503,000	147
Buffalo Co. Ltd.	93,200	737
Burlington Stores, Inc. (a)	37,468	6,425
Cars.com, Inc. (a)(b)	399,768	10,438
Cash Converters International Ltd. (a)	24,147,204	4,531
Chico's FAS, Inc.	654,958	5,024
Delek Automotive Systems Ltd.	737,100	4,161
DSW, Inc. Class A	150,000	3,983
Dunelm Group PLC	800,011	6,100
Ff Group (a)(c)(d)	4,363,428	18,978
Formosa Optical Technology Co. Ltd.	1,362,000	2,525
Francesca's Holdings Corp. (a)(b)	299,858	912
GameStop Corp. Class A	3,030,465	44,245
Genesco, Inc. (a)	599,091	25,635
GNC Holdings, Inc. Class A (a)	949,973	3,496
Goldlion Holdings Ltd.	21,953,000	8,650
Guess?, Inc. (c)	4,938,084	104,885
Hour Glass Ltd.	8,618,800	3,951
IA Group Corp. (c)	117,640	3,868
JB Hi-Fi Ltd. (b)	106,044	1,727
John David Group PLC	7,906,780	41,265
Jumbo SA (c)	10,027,525	146,287
K's Holdings Corp.	4,790,300	60,539
Ku Holdings Co. Ltd.	900,600	7,407
Le Chateau, Inc. Class B (sub. vtg.) (a)	620,700	130
Leon's Furniture Ltd.	186,348	2,452
Lewis Group Ltd.	1,077,376	2,297
Mr. Bricolage SA (c)	860,713	9,895
Murphy U.S.A., Inc. (a)	47,767	3,851
Nafco Co. Ltd. (c)	1,938,400	31,094
Ross Stores, Inc.	11,750,498	1,163,299
Sacs Bar Holdings, Inc.	150,900	1,337
Sally Beauty Holdings, Inc. (a)	3,181,153	56,656
Second Chance Properties Ltd. warrants 1/23/20 (a)	1,941,600	3
Sonic Automotive, Inc. Class A (sub. vtg.)	800,619	14,507
The Buckle, Inc. (b)(c)	4,502,441	91,850
The Children's Place Retail Stores, Inc.	30,939	4,622
Urban Outfitters, Inc. (a)	1,850,151	73,007
USS Co. Ltd.	5,147,400	92,926
Vitamin Shoppe, Inc. (a)(b)	873,939	6,791
Williams-Sonoma, Inc. (b)	311,971	18,525
Workman Co. Ltd.	1,250,800	79,148
		3,710,644
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	4,818,000	1,229
Deckers Outdoor Corp. (a)	38,500	4,896
Embry Holdings Ltd.	2,161,000	686
Fossil Group, Inc. (a)(c)	4,138,034	89,837
Gildan Activewear, Inc.	6,895,942	206,127
Handsome Co. Ltd. (c)	2,000,000	63,804
JLM Couture, Inc. (a)(c)	160,355	1,604
Makalot Industrial Co. Ltd.	906,000	4,858
McRae Industries, Inc.	24,161	612
Michael Kors Holdings Ltd. (a)	76,284	4,227
Steven Madden Ltd.	199,710	6,245
Sun Hing Vision Group Holdings Ltd. (c)	19,833,000	6,120
Texwinca Holdings Ltd.	48,936,000	16,599
Victory City International Holdings Ltd.	90,567,225	1,328
Wolverine World Wide, Inc.	103,786	3,650
Youngone Corp.	500,000	15,666
Youngone Holdings Co. Ltd. (c)	889,600	47,872
Yue Yuen Industrial (Holdings) Ltd.	4,595,500	12,570
		487,930

TOTAL CONSUMER DISCRETIONARY		6,945,986

CONSUMER STAPLES - 8.5%
Beverages - 1.6%
A.G. Barr PLC	3,076,444	30,043
Baron de Ley SA (a)	129,900	15,817
Britvic PLC	6,400,327	64,711
C&C Group PLC	1,650,226	6,131
Jinro Distillers Co. Ltd.	47,081	1,232
Monster Beverage Corp. (a)	6,712,002	354,729
Muhak Co. Ltd. (c)	2,799,256	28,581
Olvi PLC (A Shares)	99,277	3,328
Spritzer Bhd	5,120,400	2,570
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,941
		513,083
Food & Staples Retailing - 5.0%
Amsterdam Commodities NV	139,172	2,919
Aoki Super Co. Ltd.	112,500	2,633
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	2,219
Belc Co. Ltd. (c)	1,650,600	84,260
Casey's General Stores, Inc.	23,700	2,989
Cosmos Pharmaceutical Corp.	965,000	197,302
Create SD Holdings Co. Ltd. (c)	5,347,100	135,674
Daikokutenbussan Co. Ltd.	548,800	20,525
Dong Suh Companies, Inc.	1,050,000	17,163
Genky DrugStores Co. Ltd.	733,600	23,731
Halows Co. Ltd. (c)	1,325,700	28,985
Kirindo Holdings Co. Ltd.	151,200	2,116
Kroger Co.	551,184	16,403
Kusuri No Aoki Holdings Co. Ltd.	675,800	48,513
Majestic Wine PLC	1,500,432	7,508
McColl's Retail Group PLC	1,446,367	2,362
Medical System Network Co. Ltd.	69,500	330
Metro, Inc. Class A (sub. vtg.) (c)	24,662,015	773,890
North West Co., Inc.	111,752	2,436
Performance Food Group Co. (a)	220,365	6,461
Qol Holdings Co. Ltd.	1,852,300	39,054
Retail Partners Co. Ltd.	250,200	2,856
Sligro Food Group NV	300,919	13,344
Sundrug Co. Ltd.	3,030,000	110,099
Thai President Foods PCL	512,288	2,464
Total Produce PLC	8,923,590	19,103
United Natural Foods, Inc. (a)	1,000,519	21,741
Valor Holdings Co. Ltd.	450,000	9,671
Walgreens Boots Alliance, Inc.	27,852	2,222
Walmart, Inc.	33,935	3,403
Yaoko Co. Ltd.	850,100	46,410
		1,648,786
Food Products - 1.7%
Carr's Group PLC	2,230,900	4,277
Cranswick PLC	450,611	16,646
Dean Foods Co.	196,383	1,569
Devro PLC	1,150,246	2,411
Food Empire Holdings Ltd. (c)	38,974,800	15,476
Fresh Del Monte Produce, Inc. (c)	4,812,249	158,949
Hilton Food Group PLC	652,617	7,691
Inghams Group Ltd. (b)	1,677,688	4,633
Ingredion, Inc.	406,234	41,103
Japan Meat Co. Ltd.	167,800	3,041
Kaveri Seed Co. Ltd. (a)	74,873	505
Mitsui Sugar Co. Ltd.	351,300	9,465
Nam Yang Dairy Products	10,500	5,531
Origin Enterprises PLC (c)	9,199,309	59,079
Pacific Andes International Holdings Ltd. (a)(d)	106,378,500	990
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,646
Pickles Corp.	99,600	1,976
Rocky Mountain Chocolate Factory, Inc. (c)	436,321	3,617
S Foods, Inc.	402,100	16,232
Seaboard Corp.	39,475	152,571
Select Harvests Ltd.	3,200,201	11,694
Sunjin Co. Ltd. (a)(c)	2,376,955	22,915
Want Want China Holdings Ltd.	13,499,000	9,640
		551,657
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	87,630	2,598
Personal Products - 0.1%
Grape King Bio Ltd.	1,500,000	9,448
Natural Alternatives International, Inc. (a)	131,621	1,248
Sarantis SA (c)	4,005,208	31,846
		42,542
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	1,610	456
Scandinavian Tobacco Group A/S (e)	1,775,731	26,945
		27,401

TOTAL CONSUMER STAPLES		2,786,067

ENERGY - 6.0%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	1,472,682	4,967
Bristow Group, Inc. (a)(c)	2,748,436	30,260
Carbo Ceramics, Inc. (a)	970,992	4,690
Cathedral Energy Services Ltd. (a)	1,326,950	761
Diamond Offshore Drilling, Inc. (a)(b)	4,900,530	69,490
Divestco, Inc. (a)	2,899,000	88
Dril-Quip, Inc. (a)	195,745	8,331
Ensco PLC Class A (b)	11,351,797	81,052
Fugro NV (Certificaten Van Aandelen) (a)(b)	1,321,088	17,058
Geospace Technologies Corp. (a)(c)	1,148,900	14,625
Gulf Island Fabrication, Inc.	59,879	509
GulfMark Offshore, Inc. warrants 11/14/24 (a)	76,904	144
John Wood Group PLC	683,959	6,244
KLX Energy Services Holdings, Inc. (a)	100,000	2,889
Liberty Oilfield Services, Inc. Class A (b)	1,750,783	33,230
National Oilwell Varco, Inc.	249,728	9,190
Ocean Rig UDW, Inc. (United States) (a)	250,000	7,573
Oceaneering International, Inc. (a)	399,941	7,575
Oil States International, Inc. (a)	2,315,809	51,573
PHX Energy Services Corp. (a)	1,369,526	2,913
Shinko Plantech Co. Ltd.	1,174,900	10,944
Smart Sand, Inc. (a)(b)	375,008	1,039
Solstad Offshore ASA (a)(b)	2,067,803	737
Total Energy Services, Inc.	2,050,143	14,841
Transocean Ltd. (United States) (a)(b)	3,185,654	35,074
Unit Corp. (a)(c)	5,387,244	124,607
		540,404
Oil, Gas & Consumable Fuels - 4.4%
Adams Resources & Energy, Inc.	133,579	5,417
Beach Energy Ltd.	15,782,560	19,670
Berry Petroleum Corp.	100,000	1,400
Bonavista Energy Corp.	278,447	264
Chevron Corp.	249,965	27,909
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	10,000	807
CNX Resources Corp. (a)	293,265	4,590
ConocoPhillips Co.	873,295	61,043
CONSOL Energy, Inc. (a)	48,446	1,930
Contango Oil & Gas Co. (a)(c)	2,599,689	13,128
Denbury Resources, Inc. (a)	5,743,600	19,815
Eni SpA	7,285,345	129,386
Fuji Kosan Co. Ltd. (c)	637,500	3,526
Great Eastern Shipping Co. Ltd.	5,100,000	21,601
Hankook Shell Oil Co. Ltd.	48,000	14,493
HollyFrontier Corp.	30,900	2,084
KyungDong City Gas Co. Ltd.	208,063	6,565
Kyungdong Invest Co. Ltd.	84,315	2,749
Marathon Oil Corp.	3,764,734	71,492
Marathon Petroleum Corp.	1,964,611	138,407
Michang Oil Industrial Co. Ltd. (c)	173,900	11,736
Murphy Oil Corp. (c)	10,820,025	344,726
NACCO Industries, Inc. Class A	176,552	6,098
Newfield Exploration Co. (a)	378,210	7,640
Oil & Natural Gas Corp. Ltd.	31,000,000	64,234
QEP Resources, Inc. (a)	1,800,069	16,039
Reliance Industries Ltd.	162,800	2,336
Southwestern Energy Co. (a)(c)	38,822,816	207,314
Star Petroleum Refining PCL	7,445,700	3,166
Thai Oil PCL (For. Reg.)	500,400	1,279
Total SA sponsored ADR	1,550,787	90,876
Whitecap Resources, Inc.	456,136	2,231
Whiting Petroleum Corp. (a)	1,398,961	52,181
World Fuel Services Corp.	1,864,425	59,662
WPX Energy, Inc. (a)	1,036,018	16,618
		1,432,412

TOTAL ENERGY		1,972,816

FINANCIALS - 12.1%
Banks - 1.0%
ACNB Corp.	83,850	3,362
American National Bankshares, Inc.	42,200	1,523
Associated Banc-Corp.	171,022	3,964
BancFirst Corp.	65,670	3,768
Bank Ireland Group PLC	11,458,526	81,051
Bank of America Corp.	125,951	3,464
Camden National Corp.	55,435	2,248
Cathay General Bancorp	625,752	23,572
Central Pacific Financial Corp.	147,641	3,992
Codorus Valley Bancorp, Inc. (c)	660,740	17,344
Cullen/Frost Bankers, Inc.	76,033	7,445
Dah Sing Banking Group Ltd.	1,713,200	3,255
Dimeco, Inc.	36,256	1,526
East West Bancorp, Inc.	26,000	1,363
First Bancorp, Puerto Rico (a)	1,850,140	17,077
First Citizen Bancshares, Inc.	8,884	3,790
First Hawaiian, Inc.	452,374	11,210
Hanmi Financial Corp.	325,605	6,831
Hope Bancorp, Inc.	825,410	11,952
Huntington Bancshares, Inc.	113,500	1,626
KeyCorp	148,277	2,693
LCNB Corp.	140,897	2,394
Meridian Bank/Malvern, PA (a)	148,930	2,520
NIBC Holding NV	250,000	2,276
OFG Bancorp	435,546	7,443
Peoples Bancorp, Inc.	53,777	1,841
PNC Financial Services Group, Inc.	27,404	3,521
Popular, Inc.	34,800	1,810
Regions Financial Corp.	203,911	3,460
Signature Bank	13,500	1,484
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,233,555	13,726
Sparebanken More (primary capital certificate)	208,532	6,902
Sparebanken Nord-Norge	2,315,482	18,513
Umpqua Holdings Corp.	84,800	1,628
Van Lanschot NV (Bearer)	1,062,198	26,047
Wells Fargo & Co.	548,197	29,181
		335,802
Capital Markets - 0.5%
AllianceBernstein Holding LP	700,127	20,241
Ameriprise Financial, Inc.	13,730	1,747
Ares Capital Corp.	206,500	3,544
Banca Generali SpA	129,514	2,498
Close Brothers Group PLC	138,145	2,599
Franklin Resources, Inc.	1,339,698	40,861
GAMCO Investors, Inc. Class A	107,994	2,216
Hamilton Lane, Inc. Class A	91,919	3,528
Lazard Ltd. Class A	352,724	14,017
OM Asset Management Ltd.	204,456	2,331
State Street Corp.	436,431	30,005
Tullett Prebon PLC	709,958	2,632
Waddell & Reed Financial, Inc. Class A (b)	2,470,604	47,114
		173,333
Consumer Finance - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	12,750,000	10,649
American Express Co.	37,528	3,855
Discover Financial Services	563,749	39,276
H&T Group PLC	538,783	1,894
Navient Corp.	1,327,215	15,369
Nicholas Financial, Inc. (a)	359,572	4,099
Santander Consumer U.S.A. Holdings, Inc.	9,926,982	186,131
Synchrony Financial	8,794,447	253,984
		515,257
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	3,200,561	64,939
Far East Horizon Ltd.	2,513,000	2,435
Ricoh Leasing Co. Ltd.	765,600	25,139
		92,513
Insurance - 7.8%
AEGON NV	45,707,932	281,013
AFLAC, Inc.	654,832	28,204
Allstate Corp.	40,170	3,845
April	2,187,623	39,645
ASR Nederland NV	556,991	25,336
Assurant, Inc.	2,250,088	218,731
Aub Group Ltd.	246,187	2,348
Axis Capital Holdings Ltd.	1,600,497	89,292
CNO Financial Group, Inc.	136,500	2,580
Employers Holdings, Inc.	92,040	4,230
FBD Holdings PLC	145,047	1,766
First American Financial Corp.	120,061	5,322
Great-West Lifeco, Inc.	46,294	1,062
Hartford Financial Services Group, Inc.	1,700,469	77,235
Hiscox Ltd.	241,565	5,027
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,203
Investors Title Co.	6,532	1,189
Lincoln National Corp.	4,474,622	269,327
MetLife, Inc.	14,062,659	579,241
National Western Life Group, Inc.	132,121	35,578
NN Group NV	1,151,464	49,560
Primerica, Inc.	111,213	12,205
Principal Financial Group, Inc.	64,000	3,012
RenaissanceRe Holdings Ltd.	1,686,076	205,971
Sony Financial Holdings, Inc.	2,445,000	56,405
The Travelers Companies, Inc.	28,419	3,556
Torchmark Corp.	89,244	7,555
Universal Insurance Holdings, Inc.	40,000	1,679
Unum Group (c)	15,095,575	547,366
		2,562,483
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	14,680,820	144,900
MFA Financial, Inc.	277,769	1,925
New Residential Investment Corp.	24,468	437
Redwood Trust, Inc.	481,349	7,904
		155,166
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	377,200	1,972
Genworth MI Canada, Inc.	4,000,817	131,319
Genworth Mortgage Insurance Ltd.	6,179,851	9,847
Meridian Bancorp, Inc. Maryland	142,093	2,251
WSFS Financial Corp.	37,500	1,595
		146,984

TOTAL FINANCIALS		3,981,538

HEALTH CARE - 15.3%
Biotechnology - 1.7%
Amgen, Inc.	2,860,423	551,461
Celgene Corp. (a)	26,389	1,889
Cell Biotech Co. Ltd.	50,000	1,093
Essex Bio-Technology Ltd.	250,000	163
Gilead Sciences, Inc.	193,052	13,162
United Therapeutics Corp. (a)	37,343	4,140
		571,908
Health Care Equipment & Supplies - 0.5%
Apex Biotechnology Corp.	1,200,000	1,045
Arts Optical International Holdings Ltd. (c)	22,312,000	5,377
Boston Scientific Corp. (a)	231,781	8,377
Hoshiiryou Sanki Co. Ltd. (c)	297,364	10,937
LivaNova PLC (a)	59,134	6,622
Microlife Corp.	3,683,500	10,030
Nakanishi, Inc.	650,000	15,225
Pacific Hospital Supply Co. Ltd.	1,454,000	3,142
Prim SA (c)	1,437,100	20,347
ResMed, Inc.	75,557	8,003
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	928,000	830
St.Shine Optical Co. Ltd.	2,100,000	37,306
Techno Medica Co. Ltd.	38,800	713
Utah Medical Products, Inc. (c)	264,137	23,027
Varex Imaging Corp. (a)	95,000	2,466
Vieworks Co. Ltd.	5,000	142
Zimmer Biomet Holdings, Inc.	200,062	22,725
		176,314
Health Care Providers & Services - 12.0%
Aetna, Inc.	4,567,807	906,253
Anthem, Inc.	1,862,831	513,340
DVx, Inc. (c)	698,000	8,221
Express Scripts Holding Co. (a)	650,000	63,031
Hanger, Inc. (a)(c)	2,037,897	38,027
Hi-Clearance, Inc.	1,489,000	4,670
Humana, Inc.	9,482	3,038
Laboratory Corp. of America Holdings (a)	8,400	1,349
Medica Sur SA de CV	332,728	524
MEDNAX, Inc. (a)	486,650	20,094
Patterson Companies, Inc.	249,574	5,635
Premier, Inc. (a)	143,733	6,468
Quest Diagnostics, Inc.	28,948	2,724
Ship Healthcare Holdings, Inc.	131,400	4,757
Tokai Corp.	342,500	6,912
Triple-S Management Corp. (a)(c)	1,658,416	28,458
United Drug PLC (United Kingdom)	2,255,632	18,222
UnitedHealth Group, Inc.	8,377,989	2,189,595
Universal Health Services, Inc. Class B	627,771	76,312
WIN-Partners Co. Ltd. (c)	2,528,500	25,501
		3,923,131
Health Care Technology - 0.1%
Addlife AB	100,332	2,302
Computer Programs & Systems, Inc. (b)	125,215	3,130
ND Software Co. Ltd. (c)	1,204,400	13,439
		18,871
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	91,905	613
Apex Healthcare Bhd	47,600	89
Bliss Gvs Pharma Ltd. (a)	4,500,000	10,289
Bristol-Myers Squibb Co.	45,818	2,316
Daewon Pharmaceutical Co. Ltd. (c)	1,871,384	26,488
Daewoong Co. Ltd.	350,000	4,264
Daito Pharmaceutical Co. Ltd.	100,000	2,996
Dawnrays Pharmaceutical Holdings Ltd.	36,000,000	8,263
DongKook Pharmaceutical Co. Ltd. (c)	623,700	30,338
FDC Ltd. (a)	2,901,164	7,896
Fuji Pharma Co. Ltd.	648,700	10,199
Genomma Lab Internacional SA de CV (a)	5,507,300	3,538
Indivior PLC (a)	16,590,396	39,941
Jazz Pharmaceuticals PLC (a)	19,345	3,072
Korea United Pharm, Inc.	239,629	4,694
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	15,242
Kyung Dong Pharmaceutical Co. Ltd.	960,000	9,634
Lee's Pharmaceutical Holdings Ltd.	7,500,000	5,604
Novo Nordisk A/S Series B sponsored ADR	1,076,594	46,487
Phibro Animal Health Corp. Class A	148,059	6,355
Recordati SpA	1,541,484	52,239
Taro Pharmaceutical Industries Ltd. (a)	45,405	4,518
Vivimed Labs Ltd. (a)	600,000	316
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	26,074
		321,465

TOTAL HEALTH CARE		5,011,689

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.2%
Astronics Corp. (a)	86,812	2,531
Austal Ltd.	1,411,147	1,789
Engility Holdings, Inc. (a)	719,833	22,336
Rockwell Collins, Inc.	200,000	25,604
United Technologies Corp.	72,961	9,062
Vectrus, Inc. (a)	17,400	466
		61,788
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	43,936	1,538
Airlines - 0.1%
Air New Zealand Ltd.	1,189,535	2,173
American Airlines Group, Inc.	262,154	9,196
JetBlue Airways Corp. (a)	359,150	6,009
		17,378
Building Products - 0.1%
Continental Building Products, Inc. (a)	259,313	7,211
COVIA Corp. (a)(b)	725,613	4,194
Gibraltar Industries, Inc. (a)	106,527	3,797
Kondotec, Inc. (c)	1,600,200	14,494
		29,696
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	260,985	8,025
Aeon Delight Co. Ltd.	114,700	3,842
AJIS Co. Ltd. (c)	892,800	28,327
Asia File Corp. Bhd	4,480,000	2,623
Calian Technologies Ltd. (c)	625,174	12,304
Civeo Corp. (a)(c)	11,929,673	34,000
Essendant, Inc.	1,650,608	21,029
Fursys, Inc. (c)	950,000	24,479
KAR Auction Services, Inc.	27,500	1,566
Lion Rock Group Ltd.	19,227,640	3,433
Mears Group PLC	837,111	3,798
Mitie Group PLC	13,667,708	25,384
Nac Co. Ltd.	90,700	880
NICE Total Cash Management Co., Ltd.	1,025,000	11,274
Stericycle, Inc. (a)	54,700	2,733
VICOM Ltd.	2,400,000	10,361
VSE Corp. (c)	839,329	26,321
		220,379
Construction & Engineering - 1.1%
AECOM (a)	6,956,869	202,723
Arcadis NV	2,139,787	28,962
Boustead Projs. Pte Ltd.	2,000,287	1,177
Boustead Singapore Ltd.	4,044,700	2,278
Daiichi Kensetsu Corp. (c)	1,728,700	25,616
EMCOR Group, Inc.	159,209	11,301
Geumhwa PSC Co. Ltd. (c)	360,000	9,891
Kyeryong Construction Industrial Co. Ltd. (a)(c)	675,000	11,477
Kyowa Exeo Corp.	100,037	2,695
Meisei Industrial Co. Ltd.	1,104,500	8,330
Mirait Holdings Corp.	400,300	6,464
Nippon Rietec Co. Ltd.	1,168,900	15,176
Severfield PLC	2,762,161	2,464
Shinnihon Corp.	1,574,500	14,931
Toshiba Plant Systems & Services Corp.	164,500	3,365
United Integrated Services Co.	5,143,500	9,187
		356,037
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	317,000	8,920
Aros Quality Group AB	725,232	11,491
AZZ, Inc.	550,069	24,396
Bharat Heavy Electricals Ltd.	30,750,000	28,584
Chiyoda Integre Co. Ltd.	329,500	6,608
Eaton Corp. PLC	48,307	3,462
Generac Holdings, Inc. (a)	109,205	5,540
Hammond Power Solutions, Inc. Class A	452,561	2,035
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	16,109
Korea Electric Terminal Co. Ltd. (c)	700,000	22,945
Regal Beloit Corp.	46,710	3,349
Servotronics, Inc.	114,683	1,109
TKH Group NV (depositary receipt)	200,518	10,143
		144,691
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	2,625,353	225,337
ITT, Inc.	89,433	4,516
Lifco AB	500,191	21,262
Mytilineos Holdings SA	890,419	7,877
Reunert Ltd.	1,699,842	9,189
		268,181
Machinery - 1.5%
Aalberts Industries NV (c)	6,646,561	244,291
Allison Transmission Holdings, Inc.	350,867	15,466
ASL Marine Holdings Ltd. (a)(c)	45,187,913	2,447
Cummins, Inc.	24,953	3,411
Douglas Dynamics, Inc.	31,800	1,380
Foremost Income Fund (a)	2,141,103	8,709
Global Brass & Copper Holdings, Inc.	47,206	1,493
Haitian International Holdings Ltd.	8,500,000	16,584
Hurco Companies, Inc.	53,604	2,184
Hwacheon Machine Tool Co. Ltd. (c)	219,900	8,152
Hyster-Yale Materials Handling:
Class A (c)	235,433	14,232
Class B (c)	310,000	18,740
Ihara Science Corp. (c)	983,500	17,337
Jaya Holdings Ltd. (a)(c)(d)	3,239,440	68
Kyowakogyosyo Co. Ltd.	45,000	2,154
Luxfer Holdings PLC sponsored	276,266	6,376
Maruzen Co. Ltd. (c)	1,589,000	32,221
Miller Industries, Inc.	93,896	2,269
Mincon Group PLC	2,158,692	2,934
Nadex Co. Ltd. (c)	795,500	7,501
Nakano Refrigerators Co. Ltd.	25,700	1,373
Nitchitsu Co. Ltd.	55,800	934
Rexnord Corp. (a)	228,556	6,128
Semperit AG Holding (a)	400,700	6,626
SIMPAC, Inc.	1,483,000	3,074
Takamatsu Machinery Co. Ltd.	323,200	2,856
Techno Smart Corp. (b)	425,000	2,934
Tocalo Co. Ltd.	3,065,000	26,647
Trinity Industrial Corp.	846,900	4,548
WABCO Holdings, Inc. (a)	129,575	13,923
		476,992
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,512,000	3,314
Tokyo Kisen Co. Ltd. (c)	829,500	5,741
		9,055
Professional Services - 0.2%
Akka Technologies SA	75,557	4,989
Asiakastieto Group Oyj (e)	82,580	2,712
Boardroom Ltd.	2,574,042	1,487
ICF International, Inc.	64,876	4,777
Kelly Services, Inc. Class A (non-vtg.)	100,068	2,351
McMillan Shakespeare Ltd.	1,750,353	20,452
Nielsen Holdings PLC	645,228	16,763
Robert Half International, Inc.	52,600	3,184
SHL-JAPAN Ltd.	101,800	1,551
Sporton International, Inc.	309,088	1,148
Stantec, Inc.	400,247	10,416
Synergie SA	127,600	3,902
TrueBlue, Inc. (a)	187,217	4,368
		78,100
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (c)	2,856,400	21,796
Chilled & Frozen Logistics Holdings Co. Ltd.	1,098,500	12,627
CSX Corp.	89,024	6,130
Daqin Railway Co. Ltd. (A Shares)	26,000,000	30,042
Hamakyorex Co. Ltd. (c)	1,253,500	40,604
Higashi Twenty One Co. Ltd.	250,200	1,122
Knight-Swift Transportation Holdings, Inc. Class A	122,400	3,917
Norfolk Southern Corp.	37,445	6,284
Sakai Moving Service Co. Ltd. (c)	1,081,600	55,885
Trancom Co. Ltd. (c)	855,500	48,903
		227,310
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	1,131,928	23,130
AerCap Holdings NV (a)	232,124	11,625
Alconix Corp. (c)	2,120,300	24,259
Goodfellow, Inc. (a)(c)	723,079	3,762
HD Supply Holdings, Inc. (a)	605,639	22,754
HERIGE	60,993	1,672
Houston Wire & Cable Co. (a)	76,246	477
Itochu Corp.	3,300,000	61,202
Kaman Corp.	11,200	711
KS Energy Services Ltd. (a)	13,173,500	342
Lumax International Corp. Ltd.	3,123,900	6,276
Meiwa Corp.	1,717,700	6,607
Mitani Shoji Co. Ltd.	735,300	35,059
MRC Global, Inc. (a)	975,207	15,438
Otec Corp.	124,300	2,048
Parker Corp. (c)	2,220,000	11,195
Richelieu Hardware Ltd.	700,992	13,451
Senshu Electric Co. Ltd. (c)	894,900	20,692
Strongco Corp. (a)(c)	849,615	1,517
Tanaka Co. Ltd.	36,800	213
TECHNO ASSOCIE Co. Ltd.	255,100	2,620
Titan Machinery, Inc. (a)	729,535	10,396
Totech Corp. (c)	926,400	25,780
		301,226
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	6,694,000	3,884
Isewan Terminal Service Co. Ltd.	1,292,700	8,157
James Fisher and Sons PLC	127,253	2,755
Meiko Transportation Co. Ltd.	829,400	8,350
Qingdao Port International Co. Ltd. (a)(e)	5,711,000	3,350
Sinwa Ltd. (c)	20,399,000	3,461
		29,957

TOTAL INDUSTRIALS		2,222,328

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	22,931	4,019
InterDigital, Inc.	165,998	11,778
Juniper Networks, Inc.	129,021	3,776
		19,573
Electronic Equipment & Components - 4.2%
A&D Co. Ltd.	683,100	4,946
AVX Corp.	150,000	2,502
Cardtronics PLC (a)	112,400	3,053
Casa Systems, Inc. (a)(b)	97,021	1,397
CDW Corp.	173,076	15,579
CTS Corp.	311,181	8,305
Daido Signal Co. Ltd.	99,400	519
Dynapack International Technology Corp.	3,200,000	4,010
Elec & Eltek International Co. Ltd.	1,491,300	1,849
Elematec Corp. (c)	1,180,800	25,241
ePlus, Inc. (a)	98,213	8,336
Excel Co. Ltd. (c)	745,800	12,757
Fabrinet	82,500	3,574
Hi-P International Ltd.	11,932,100	6,547
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	371,547
IDIS Holdings Co. Ltd. (c)	800,000	8,063
Image Sensing Systems, Inc. (a)	64,468	360
Insight Enterprises, Inc. (a)	336,812	17,410
INTOPS Co. Ltd. (c)	1,719,800	11,712
Isra Vision AG	241,690	10,389
Jabil, Inc.	120,000	2,968
Keysight Technologies, Inc. (a)	2,635,824	150,453
Kingboard Chemical Holdings Ltd. (c)	76,053,500	203,664
Kingboard Laminates Holdings Ltd.	3,725,000	2,850
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,228,600	7,855
Nippo Ltd. (c)	736,700	2,350
PAX Global Technology Ltd.	4,075,000	2,006
Philips Lighting NV (e)	110,968	2,740
Pinnacle Technology Holdings Ltd.	7,337,376	8,778
Plexus Corp. (a)	146,239	8,540
Redington India Ltd.	14,700,000	16,477
Sanmina Corp. (a)	24,468	619
ScanSource, Inc. (a)(c)	2,050,462	79,722
Shibaura Electronics Co. Ltd. (c)	626,300	27,087
Sigmatron International, Inc. (a)	170,707	726
Simplo Technology Co. Ltd.	6,300,000	36,526
SYNNEX Corp. (c)	2,700,847	209,613
Tomen Devices Corp. (c)	538,200	12,130
Tripod Technology Corp.	1,465,000	3,535
TTM Technologies, Inc. (a)	925,994	10,834
UKC Holdings Corp. (c)	1,150,500	22,493
VST Holdings Ltd. (c)	118,976,800	56,288
Wayside Technology Group, Inc. (c)	338,616	4,311
Wireless Telecom Group, Inc. (a)	295,018	496
		1,391,157
IT Services - 3.8%
ALTEN	610,716	58,901
Amdocs Ltd.	6,256,832	395,870
Argo Graphics, Inc.	393,600	14,912
CACI International, Inc. Class A (a)	63,479	11,328
Carbonite, Inc. (a)	272,385	9,318
Computer Services, Inc.	258,354	12,936
Conduent, Inc. (a)	584,500	11,164
CSE Global Ltd. (c)	40,677,900	13,215
Data#3 Ltd.	2,804,497	2,979
Dimerco Data System Corp.	510,000	556
E-Credible Co. Ltd.	129,349	1,780
eClerx Services Ltd. (a)	1,684,608	24,234
EOH Holdings Ltd.	6,392,071	14,212
Estore Corp. (c)	274,300	2,424
EVERTEC, Inc.	1,335,509	34,830
ExlService Holdings, Inc. (a)	176,679	11,325
Gabia, Inc. (c)	975,000	5,460
Indra Sistemas SA (a)(c)	12,849,300	127,127
Know IT AB (c)	1,392,111	27,078
Leidos Holdings, Inc.	640,839	41,514
Maximus, Inc.	268,392	17,437
Net 1 UEPS Technologies, Inc. (a)	460,597	3,118
Nice Information & Telecom, Inc.	90,620	1,505
Rolta India Ltd. (a)	2,699,942	538
Sabre Corp.	69,200	1,706
Science Applications International Corp.	183,681	12,768
Societe Pour L'Informatique Industrielle SA (c)	1,657,239	41,671
Softcreate Co. Ltd.	602,100	8,548
The Western Union Co.	17,900,727	322,929
Total System Services, Inc.	98,600	8,987
TravelSky Technology Ltd. (H Shares)	1,005,000	2,435
WNS Holdings Ltd. sponsored ADR (a)	73,352	3,682
		1,246,487
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc. (a)	200,468	1,433
Axell Corp. (c)	575,000	3,083
Boe Varitronix Ltd. (b)	5,034,000	1,451
Cirrus Logic, Inc. (a)	90,300	3,381
Diodes, Inc. (a)	151,979	4,588
Entegris, Inc.	280,264	7,438
Integrated Device Technology, Inc. (a)	188,750	8,835
Leeno Industrial, Inc.	575,000	30,186
Melexis NV	1,060,500	69,788
Miraial Co. Ltd.	150,000	1,367
Nanometrics, Inc. (a)	248,195	7,957
Phison Electronics Corp.	1,900,000	12,458
Powertech Technology, Inc.	9,000,000	19,651
Trio-Tech International (a)(c)	224,608	945
United Microelectronics Corp.	4,331,000	1,650
		174,211
Software - 2.6%
AdaptIT Holdings Ltd.	2,514,434	1,140
ANSYS, Inc. (a)	3,325,193	497,283
Aspen Technology, Inc. (a)	96,225	8,169
Ebix, Inc. (b)	1,450,202	83,111
ICT Automatisering NV (c)	475,679	6,546
InfoVine Co. Ltd. (c)	175,000	3,413
j2 Global, Inc.	87,137	6,347
Jorudan Co. Ltd. (c)	392,900	3,412
KSK Co., Ltd. (c)	531,500	7,767
Micro Focus International PLC	215,068	3,334
NetGem SA	849,884	1,088
Nucleus Software Exports Ltd.	600,000	3,148
Oracle Corp.	3,531,781	172,492
Pegasystems, Inc.	147,658	7,903
Pro-Ship, Inc.	252,500	5,594
RealPage, Inc. (a)	200,587	10,631
Vitec Software Group AB	600,086	5,495
Zensar Technologies Ltd.	3,888,797	13,487
		840,360
Technology Hardware, Storage & Peripherals - 3.1%
Compal Electronics, Inc.	67,500,000	37,172
HP, Inc.	6,424,695	155,092
Seagate Technology LLC (c)	18,260,388	734,615
Super Micro Computer, Inc. (a)	1,200,618	15,728
TPV Technology Ltd.	69,600,000	5,680
Western Digital Corp.	41,758	1,799
Xerox Corp.	2,446,803	68,192
		1,018,278

TOTAL INFORMATION TECHNOLOGY		4,690,066

MATERIALS - 3.6%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	492,665	12,159
C. Uyemura & Co. Ltd.	383,800	24,524
Cabot Corp.	15,344	747
Chase Corp. (c)	633,965	68,367
Core Molding Technologies, Inc. (c)	680,326	4,633
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,500,062	3,995
DowDuPont, Inc.	98,470	5,310
Eastman Chemical Co.	28,944	2,268
EcoGreen International Group Ltd. (c)	50,122,080	10,035
FMC Corp.	1,193,224	93,167
Fujikura Kasei Co., Ltd. (c)	2,711,200	15,210
Fuso Chemical Co. Ltd.	575,800	11,512
Gujarat Narmada Valley Fertilizers Co.	4,800,000	21,579
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	40,345
Honshu Chemical Industry Co. Ltd. (c)	762,700	7,915
Huntsman Corp.	300,874	6,583
Innospec, Inc.	799,627	53,511
JSR Corp.	262,200	3,918
KPC Holdings Corp.	43,478	2,324
KPX Chemical Co. Ltd.	163,083	7,361
KPX Green Chemical Co. Ltd.	150,000	492
Miwon Chemicals Co. Ltd.	55,095	1,912
Miwon Commercial Co. Ltd.	13,819	2,967
Muto Seiko Co. Ltd.	238,200	1,254
Nihon Parkerizing Co. Ltd.	332,700	4,019
Nippon Soda Co. Ltd.	315,000	8,219
SK Kaken Co. Ltd.	55,000	23,324
Soken Chemical & Engineer Co. Ltd. (c)	667,000	10,410
T&K Toka Co. Ltd. (c)	1,345,700	12,880
Thai Carbon Black PCL (For. Reg.) (a)	11,472,900	18,424
Thai Rayon PCL:
(For. Reg.)	2,719,500	3,752
NVDR	85,600	118
The Chemours Co. LLC	259,548	8,568
The Mosaic Co.	3,350,433	103,662
UPL Ltd. (a)	875,000	7,978
Westlake Chemical Corp.	106,840	7,618
Yara International ASA	3,498,135	150,511
Yip's Chemical Holdings Ltd.	25,692,000	7,732
		769,303
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	672,572	4,215
Mitani Sekisan Co. Ltd. (c)	1,490,300	33,799
RHI Magnesita NV	43,869	2,196
		40,210
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,501,000	1,375
Chuoh Pack Industry Co. Ltd. (c)	421,800	4,893
Kohsoku Corp. (c)	1,737,600	16,046
Pact Group Holdings Ltd. (e)	689,421	1,704
Samhwa Crown & Closure Co. Ltd.	50,000	1,906
Silgan Holdings, Inc.	247,111	5,938
The Pack Corp. (c)	1,560,900	44,751
		76,613
Metals & Mining - 0.8%
Ausdrill Ltd.	4,279,297	5,197
Chubu Steel Plate Co. Ltd.	414,300	2,310
Cleveland-Cliffs, Inc. (b)	12,750,121	137,191
Compania de Minas Buenaventura SA sponsored ADR	2,256,390	31,228
Freeport-McMoRan, Inc.	200,000	2,330
Granges AB	262,218	2,774
Hill & Smith Holdings PLC	799,599	10,123
Livent Corp.	100,000	1,560
Newmont Mining Corp.	68,836	2,128
Nucor Corp.	28,300	1,673
Orvana Minerals Corp. (a)	764,857	90
Pacific Metals Co. Ltd.	348,000	9,764
Steel Dynamics, Inc.	73,859	2,925
Tohoku Steel Co. Ltd. (c)	625,700	7,298
Tokyo Tekko Co. Ltd. (c)	762,100	9,881
Universal Stainless & Alloy Products, Inc. (a)	73,632	1,446
Warrior Metropolitan Coal, Inc. (b)	1,037,429	29,048
Webco Industries, Inc. (a)	7,595	873
Worthington Industries, Inc.	78,970	3,307
		261,146
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	105,226	2,291
Stella-Jones, Inc. (b)	596,610	19,107
Western Forest Products, Inc.	1,949,247	2,606
		24,004

TOTAL MATERIALS		1,171,276

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc.	1,910,980	11,217
CorePoint Lodging, Inc.	10,000	164
Corrections Corp. of America	1,359,201	30,528
Four Corners Property Trust, Inc.	225,206	5,873
National Health Investors, Inc.	28,419	2,088
NSI NV	8,464	334
Public Storage	13,000	2,671
Spirit Realty Capital, Inc.	436,500	3,413
Store Capital Corp.	200,862	5,831
Ventas, Inc.	55,322	3,211
VEREIT, Inc.	3,614,188	26,492
Washington Prime Group, Inc.	92,996	595
		92,417
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	42,950	1,140
CBRE Group, Inc. (a)	55,000	2,216
Century21 Real Estate Japan Ltd.	110,000	1,202
Devine Ltd. (a)	1,760,889	374
IMMOFINANZ Immobilien Anlagen AG	102,412	2,443
Leopalace21 Corp.	1,400,000	5,844
LSL Property Services PLC	1,420,582	4,539
Relo Group, Inc.	2,150,400	50,808
Selvaag Bolig ASA	944,200	4,228
Servcorp Ltd.	759,770	1,888
Sino Land Ltd.	2,776,000	4,354
Tejon Ranch Co. (a)	432,058	8,209
Wing Tai Holdings Ltd.	1,723,800	2,402
		89,647

TOTAL REAL ESTATE		182,064

UTILITIES - 2.0%
Electric Utilities - 1.9%
Exelon Corp.	3,126,039	136,952
PG&E Corp.	3,500,471	163,857
PPL Corp.	10,200,627	310,099
		610,908
Gas Utilities - 0.0%
Busan City Gas Co. Ltd.	35,826	1,118
China Resource Gas Group Ltd.	758,000	2,900
Hokuriku Gas Co.	152,700	3,995
K&O Energy Group, Inc.	325,000	4,519
Keiyo Gas Co. Ltd.	118,900	2,887
Star Gas Partners LP	198,111	1,894
		17,313
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	32,000,045	23,171
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	1,035
The AES Corp.	175,000	2,552
		26,758
Multi-Utilities - 0.0%
CMS Energy Corp.	321,690	15,930
Water Utilities - 0.0%
Manila Water Co., Inc.	5,619,100	2,629

TOTAL UTILITIES		673,538

TOTAL COMMON STOCKS
(Cost $16,384,198)		30,898,142

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	797
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (a)(d)(e)	6,395	224
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	163,209	3,468
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,531,895	17,212
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,295)		21,701
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(e)
(Cost $10,376)	4,603	3,660
	Shares	Value (000s)

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.23% (f)	1,973,823,401	1,974,218
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	391,592,122	391,631
TOTAL MONEY MARKET FUNDS
(Cost $2,365,454)		2,365,849
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $18,780,323)		33,289,352
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(446,524)
NET ASSETS - 100%		$32,842,828

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,335,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13,992
Fidelity Securities Lending Cash Central Fund	2,171
Total	$16,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$301,560	$--	$--	$--	$--	$(57,269)	$244,291
Abbey PLC	31,773	--	--	204	--	(2,607)	29,166
Accell Group NV	36,577	--	4,054	--	(1,461)	(4,096)	26,966
Air T, Inc.	6,043	--	4,785	--	3,182	(2,902)	--
AJIS Co. Ltd.	27,747	--	--	--	--	580	28,327
Alconix Corp.	32,597	--	--	322	--	(8,338)	24,259
Alps Logistics Co. Ltd.	21,765	--	--	205	--	31	21,796
Arts Optical International Holdings Ltd.	5,935	--	75	143	(64)	(419)	5,377
ASL Marine Holdings Ltd.	3,319	--	--	--	--	(872)	2,447
ASTI Corp.	3,940	--	--	--	--	(874)	3,066
Axell Corp.	5,341	--	1,158	--	(5,131)	4,031	3,083
Barratt Developments PLC	506,341	--	--	33,644	--	(31,719)	474,622
Belc Co. Ltd.	79,124	--	--	452	--	5,136	84,260
Belluna Co. Ltd.	81,345	--	3,052	404	1,170	(12,890)	66,573
BMTC Group, Inc.	42,943	--	232	--	222	(1,809)	41,124
Bristow Group, Inc.	30,021	6,739	--	--	--	(6,500)	30,260
Calian Technologies Ltd.	15,163	--	--	115	--	(2,859)	12,304
Chase Corp.	83,869	--	5,516	--	4,789	(14,775)	68,367
Chuoh Pack Industry Co. Ltd.	5,281	--	--	67	--	(388)	4,893
Civeo Corp.	45,452	--	--	--	--	(11,452)	34,000
Clip Corp.	2,255	--	--	--	--	(93)	2,162
Codorus Valley Bancorp, Inc.	19,497	156	--	98	--	(2,309)	17,344
Contango Oil & Gas Co.	14,584	--	--	--	--	(1,456)	13,128
Core Molding Technologies, Inc.	5,129	2,675	--	--	--	(3,171)	4,633
Create SD Holdings Co. Ltd.	132,942	--	--	--	--	2,732	135,674
CSE Global Ltd.	13,446	--	--	371	--	(231)	13,215
Daewon Pharmaceutical Co. Ltd.	32,353	--	--	--	--	(5,865)	26,488
Daiichi Kensetsu Corp.	27,504	--	--	--	--	(1,888)	25,616
DongKook Pharmaceutical Co. Ltd.	35,177	--	--	--	--	(4,839)	30,338
DVx, Inc.	8,927	--	--	--	--	(706)	8,221
EcoGreen International Group Ltd.	10,664	--	--	--	--	(629)	10,035
Elematec Corp.	27,752	--	--	283	--	(2,511)	25,241
Estore Corp.	2,452	--	92	--	35	29	2,424
Excel Co. Ltd.	16,942	--	--	60	--	(4,185)	12,757
Ff Group	24,491	--	--	--	--	(5,513)	18,978
First Juken Co. Ltd.	17,548	--	--	247	--	(2,691)	14,857
Food Empire Holdings Ltd.	17,941	--	47	--	(3)	(2,415)	15,476
Fossil Group, Inc.	108,416	--	--	--	--	(18,579)	89,837
Fresh Del Monte Produce, Inc.	174,685	--	--	722	--	(15,736)	158,949
Fuji Kosan Co. Ltd.	3,729	--	--	--	--	(203)	3,526
Fujikura Kasei Co., Ltd.	15,712	--	--	173	--	(502)	15,210
Fursys, Inc.	25,681	--	--	--	--	(1,202)	24,479
Gabia, Inc.	8,126	--	--	--	--	(2,666)	5,460
Geospace Technologies Corp.	16,165	--	--	--	--	(1,540)	14,625
Geumhwa PSC Co. Ltd.	10,669	--	--	--	--	(778)	9,891
Goodfellow, Inc.	4,058	--	--	--	--	(296)	3,762
Guess?, Inc.	111,897	--	--	1,111	--	(7,012)	104,885
Gujarat State Fertilizers & Chemicals Ltd.	48,562	--	--	863	--	(8,217)	40,345
Halows Co. Ltd.	29,828	772	--	125	--	(1,615)	28,985
Hamakyorex Co. Ltd.	43,329	--	--	300	--	(2,725)	40,604
Handsome Co. Ltd.	67,806	--	--	--	--	(4,002)	63,804
Hanger, Inc.	43,651	--	8,707	--	(1,836)	4,919	38,027
Helen of Troy Ltd.	192,471	--	26,592	--	25,568	(10,412)	181,035
Hiday Hidaka Corp.	39,244	--	5,936	247	4,329	(7,438)	--
Honshu Chemical Industry Co. Ltd.	7,715	--	--	61	--	200	7,915
Hoshiiryou Sanki Co. Ltd.	10,891	--	42	71	4	84	10,937
Hwacheon Machine Tool Co. Ltd.	10,270	--	--	--	--	(2,118)	8,152
Hyster-Yale Materials Handling Class A	15,257	209	--	73	--	(1,234)	14,232
Hyster-Yale Materials Handling Class B	20,386	--	--	96	--	(1,646)	18,740
I-Sheng Electric Wire & Cable Co. Ltd.	17,495	--	--	4	--	(1,386)	16,109
IA Group Corp.	3,987	--	--	56	--	(119)	3,868
ICT Automatisering NV	8,682	--	258	--	53	(1,931)	6,546
IDIS Holdings Co. Ltd.	10,166	--	--	--	--	(2,103)	8,063
Ihara Science Corp.	19,975	--	--	--	--	(2,638)	17,337
Indra Sistemas SA	156,113	--	--	--	--	(28,986)	127,127
InfoVine Co. Ltd.	3,709	--	--	--	--	(296)	3,413
Intage Holdings, Inc.	34,244	--	--	--	--	(5,789)	28,455
Intelligent Digital Integrated Security Co. Ltd.	7,137	--	19,559	--	12,178	244	--
INTOPS Co. Ltd.	14,024	--	--	64	--	(2,312)	11,712
INZI Controls Co. Ltd.	7,407	--	--	--	--	(1,906)	5,501
Isra Vision AG	76,909	--	56,387	--	51,197	(61,330)	--
Jaya Holdings Ltd.	69	--	--	--	--	(1)	68
JLM Couture, Inc.	1,267	--	--	--	--	337	1,604
Jorudan Co. Ltd.	4,066	--	265	42	4	(393)	3,412
Jumbo SA	160,642	--	--	--	--	(14,355)	146,287
Kingboard Chemical Holdings Ltd.	265,008	--	--	10,673	--	(61,344)	203,664
Know IT AB	27,548	--	--	--	--	(470)	27,078
Kohsoku Corp.	21,243	--	--	201	--	(5,197)	16,046
Kondotec, Inc.	14,329	326	--	166	--	(161)	14,494
Korea Electric Terminal Co. Ltd.	28,981	--	--	--	--	(6,036)	22,945
KSK Co., Ltd.	8,551	--	--	--	--	(784)	7,767
Kwang Dong Pharmaceutical Co. Ltd.	20,881	--	--	--	--	(5,639)	15,242
Kyeryong Construction Industrial Co. Ltd.	13,397	--	--	--	--	(1,920)	11,477
Maruzen Co. Ltd.	31,406	--	--	166	--	815	32,221
Mega First Corp. Bhd	28,477	--	577	155	149	(4,878)	23,171
Metro, Inc. Class A (sub. vtg.)	831,515	--	--	5,752	--	(57,625)	773,890
Michang Oil Industrial Co. Ltd.	12,557	--	--	--	--	(821)	11,736
Mitani Sekisan Co. Ltd.	36,133	--	--	113	--	(2,334)	33,799
Motonic Corp.	26,269	--	--	--	--	(2,428)	23,841
Mr. Bricolage SA	13,235	--	--	--	--	(3,340)	9,895
Muhak Co. Ltd.	38,087	--	--	--	--	(9,506)	28,581
Murakami Corp.	21,350	1,044	--	116	--	(2,490)	19,904
Muramoto Electronic Thailand PCL (For. Reg.)	7,016	--	--	--	--	839	7,855
Murphy Oil Corp.	362,834	4,908	8,685	2,727	989	(15,320)	344,726
Nadex Co. Ltd.	7,449	--	--	76	--	52	7,501
Nafco Co. Ltd.	31,794	--	--	294	--	(700)	31,094
ND Software Co. Ltd.	12,926	--	--	72	--	513	13,439
Next PLC	989,675	--	--	--	--	(144,749)	844,926
Nippo Ltd.	2,971	--	--	--	--	(621)	2,350
Origin Enterprises PLC	64,974	--	--	--	--	(5,895)	59,079
P&F Industries, Inc. Class A	2,683	--	--	16	--	(113)	2,570
Parker Corp.	10,960	--	--	97	--	235	11,195
Piolax, Inc.	60,277	--	--	447	--	(6,032)	54,245
Prim SA	22,014	--	--	31	--	(1,667)	20,347
Roadrunner Transportation Systems, Inc.	6,911	--	4,101	--	(22,024)	19,214	--
Rocky Mountain Chocolate Factory, Inc.	4,481	--	--	52	--	(864)	3,617
S&T Holdings Co. Ltd.	10,056	--	--	--	--	(398)	9,658
Sakai Moving Service Co. Ltd.	57,168	--	--	130	--	(1,283)	55,885
Samsung Climate Control Co. Ltd.	4,804	--	--	--	--	(891)	3,913
Sanei Architecture Planning Co. Ltd.	21,406	--	--	468	--	(3,777)	17,629
Sarantis SA	32,784	--	--	--	--	(938)	31,846
ScanSource, Inc.	93,159	--	8,515	--	1,415	(6,337)	79,722
Seagate Technology LLC	979,279	--	17,500	11,536	12,587	(239,751)	734,615
Senshu Electric Co. Ltd.	26,771	--	--	179	--	(6,079)	20,692
Sewon Precision Industries Co. Ltd.	4,625	--	--	37	--	(1,137)	3,488
Shibaura Electronics Co. Ltd.	26,494	--	--	--	--	593	27,087
Sinwa Ltd.	3,446	--	--	111	--	15	3,461
SJM Co. Ltd.	4,312	--	--	--	--	(969)	3,343
SJM Holdings Co. Ltd.	4,506	--	492	--	(94)	(632)	3,288
Societe Pour L'Informatique Industrielle SA	48,447	--	--	248	--	(6,776)	41,671
Soken Chemical & Engineer Co. Ltd.	12,151	--	--	--	--	(1,741)	10,410
Southwestern Energy Co.	65,794	136,962	--	--	--	4,558	207,314
Sportscene Group, Inc. Class A	2,039	--	--	--	--	(24)	2,015
Step Co. Ltd.	15,560	--	--	146	--	(570)	14,990
Strattec Security Corp.	11,320	917	--	52	--	166	12,403
Strongco Corp.	1,437	--	--	--	--	80	1,517
Sun Hing Vision Group Holdings Ltd.	6,974	--	--	303	--	(854)	6,120
Sunjin Co. Ltd.	29,566	--	--	--	--	(6,651)	22,915
SYNNEX Corp.	260,551	--	--	945	--	(50,938)	209,613
T&K Toka Co. Ltd.	15,501	--	--	183	--	(2,621)	12,880
The Buckle, Inc.	108,284	--	--	1,126	--	(16,434)	91,850
The Pack Corp.	49,627	--	--	--	--	(4,876)	44,751
Tohoku Steel Co. Ltd.	8,562	--	--	60	--	(1,264)	7,298
Tokyo Kisen Co. Ltd.	5,987	--	--	--	--	(246)	5,741
Tokyo Tekko Co. Ltd.	11,941	--	--	61	--	(2,060)	9,881
Tomen Devices Corp.	13,785	--	--	--	--	(1,655)	12,130
Totech Corp.	21,516	--	--	126	--	4,264	25,780
TOW Co. Ltd.	13,217	--	--	--	--	108	13,325
Trancom Co. Ltd.	62,738	--	--	301	--	(13,835)	48,903
Trio-Tech International	1,038	--	--	--	--	(93)	945
Triple-S Management Corp.	59,125	--	157	--	33	(30,543)	28,458
UKC Holdings Corp.	25,947	--	2,516	624	829	(1,767)	22,493
Unit Corp.	134,142	--	--	--	--	(9,535)	124,607
Unum Group	599,747	--	--	3,925	--	(52,381)	547,366
Utah Medical Products, Inc.	27,463	--	1,757	72	1,599	(4,278)	23,027
VSE Corp.	36,175	--	--	--	--	(9,854)	26,321
VST Holdings Ltd.	64,422	--	--	--	--	(8,134)	56,288
Wayside Technology Group, Inc.	3,713	770	--	47	--	(172)	4,311
Whanin Pharmaceutical Co. Ltd.	33,084	--	--	--	--	(7,010)	26,074
WIN-Partners Co. Ltd.	37,651	--	--	--	--	(12,150)	25,501
Youngone Holdings Co. Ltd.	42,903	--	--	--	--	4,969	47,872
Yutaka Giken Co. Ltd.	29,952	--	--	353	--	(5,898)	24,054
Total	$9,465,281	$155,478	$181,057	$82,810	$89,719	$(1,210,479)	$8,276,816

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,260,774	$1,120,267	$140,507	$--
Consumer Discretionary	6,945,986	6,927,008	--	18,978
Consumer Staples	2,786,864	2,782,009	--	4,855
Energy	1,973,040	1,843,430	129,386	224
Financials	3,981,538	3,925,133	56,405	--
Health Care	5,011,689	5,011,689	--	--
Industrials	2,225,796	2,155,817	69,911	68
Information Technology	4,690,066	4,685,082	4,984	--
Materials	1,188,488	1,178,724	9,764	--
Real Estate	182,064	182,064	--	--
Utilities	673,538	673,538	--	--
Corporate Bonds	3,660	--	3,660	--
Money Market Funds	2,365,849	2,365,849	--	--
Total Investments in Securities:	$33,289,352	$32,850,610	$414,617	$24,125

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2018

FVD-QTLY-1218
1.809083.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	865,318	$49,401,005
Entertainment - 5.0%
Cinemark Holdings, Inc.	412,479	17,146,752
Lions Gate Entertainment Corp. Class B	872,777	15,526,703
The Walt Disney Co.	316,608	36,356,097
Twenty-First Century Fox, Inc. Class A	917,133	41,747,894
		110,777,446
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	26,048	28,407,428
Media - 4.7%
Comcast Corp. Class A	1,597,003	60,909,694
comScore, Inc. (a)	484,016	7,720,055
Entercom Communications Corp. Class A (b)	1,294,536	8,401,539
Interpublic Group of Companies, Inc.	1,235,345	28,610,590
		105,641,878

TOTAL COMMUNICATION SERVICES		294,227,757

CONSUMER DISCRETIONARY - 2.3%
Internet & Direct Marketing Retail - 0.5%
eBay, Inc. (a)	367,469	10,667,625
Multiline Retail - 1.0%
Dollar General Corp.	205,600	22,899,728
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	145,928	17,626,643

TOTAL CONSUMER DISCRETIONARY		51,193,996

CONSUMER STAPLES - 8.8%
Beverages - 2.5%
C&C Group PLC	3,432,610	12,752,462
Coca-Cola European Partners PLC	270,600	12,309,594
PepsiCo, Inc.	273,335	30,717,387
		55,779,443
Food & Staples Retailing - 1.6%
Sysco Corp.	277,046	19,761,691
Walmart, Inc.	153,600	15,403,008
		35,164,699
Food Products - 3.6%
Mondelez International, Inc.	263,700	11,070,126
Seaboard Corp.	2,189	8,460,485
The Hershey Co.	231,108	24,763,222
The J.M. Smucker Co.	325,861	35,297,264
		79,591,097
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	195,900	8,492,318
sponsored ADR	406,952	17,661,717
		26,154,035

TOTAL CONSUMER STAPLES		196,689,274

ENERGY - 10.8%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	782,734	20,891,170
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	322,037	35,955,431
Exxon Mobil Corp.	841,940	67,085,779
FLEX LNG Ltd. (a)	5,399,800	9,480,301
GasLog Ltd.	256,608	5,250,200
GasLog Partners LP	780,682	19,399,948
Golar LNG Partners LP	1,185,160	16,722,608
Hoegh LNG Partners LP	389,395	6,935,125
Phillips 66 Co.	238,505	24,523,084
Suncor Energy, Inc.	478,600	16,054,522
Teekay Corp. (b)	397,064	2,632,534
Teekay LNG Partners LP	780,099	11,085,207
Teekay Offshore Partners LP	2,310,169	5,036,168
		220,160,907

TOTAL ENERGY		241,052,077

FINANCIALS - 25.1%
Banks - 9.2%
JPMorgan Chase & Co.	149,573	16,306,448
PNC Financial Services Group, Inc.	267,631	34,387,907
SunTrust Banks, Inc.	495,731	31,062,504
U.S. Bancorp	922,233	48,205,119
Wells Fargo & Co.	1,419,086	75,537,948
		205,499,926
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	138,920	31,308,400
State Street Corp.	259,119	17,814,431
		49,122,831
Consumer Finance - 2.8%
Capital One Financial Corp.	203,832	18,202,198
Discover Financial Services	330,322	23,013,534
Synchrony Financial	741,207	21,406,058
		62,621,790
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	400,960	82,309,068
Standard Life PLC	2,819,404	9,748,177
		92,057,245
Insurance - 4.1%
Allstate Corp.	144,207	13,803,494
Chubb Ltd.	182,847	22,839,419
FNF Group	333,248	11,147,146
Prudential PLC	766,007	15,338,237
The Travelers Companies, Inc.	215,115	26,917,340
		90,045,636
Mortgage Real Estate Investment Trusts - 2.7%
AGNC Investment Corp.	1,174,811	20,958,628
Annaly Capital Management, Inc.	2,223,311	21,944,080
MFA Financial, Inc.	2,360,165	16,355,943
		59,258,651

TOTAL FINANCIALS		558,606,079

HEALTH CARE - 16.0%
Biotechnology - 3.7%
Amgen, Inc.	250,693	48,331,103
Shire PLC sponsored ADR	184,619	33,563,734
		81,894,837
Health Care Providers & Services - 7.5%
Aetna, Inc.	113,626	22,543,398
Anthem, Inc.	98,489	27,140,614
Cigna Corp.	176,564	37,751,149
CVS Health Corp.	688,565	49,845,220
McKesson Corp.	58,052	7,242,568
UnitedHealth Group, Inc.	83,600	21,848,860
		166,371,809
Pharmaceuticals - 4.8%
Allergan PLC	164,414	25,979,056
Bayer AG	358,520	27,481,440
Johnson & Johnson	83,380	11,672,366
Pfizer, Inc.	231,057	9,949,314
Roche Holding AG (participation certificate)	52,494	12,775,066
Sanofi SA sponsored ADR	445,242	19,911,222
		107,768,464

TOTAL HEALTH CARE		356,035,110

INDUSTRIALS - 5.1%
Aerospace & Defense - 2.5%
Harris Corp.	103,884	15,448,590
United Technologies Corp.	316,579	39,322,278
		54,770,868
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	234,500	20,877,535
Machinery - 1.0%
Allison Transmission Holdings, Inc.	33,886	1,493,695
Deere & Co.	145,288	19,677,807
		21,171,502
Professional Services - 0.2%
Nielsen Holdings PLC	210,019	5,456,294
Road & Rail - 0.5%
Union Pacific Corp.	78,372	11,459,554

TOTAL INDUSTRIALS		113,735,753

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	231,934	17,492,462
IT Services - 2.4%
Amdocs Ltd.	280,182	17,727,115
Cognizant Technology Solutions Corp. Class A	341,713	23,588,448
The Western Union Co.	619,794	11,181,084
		52,496,647

TOTAL INFORMATION TECHNOLOGY		69,989,109

MATERIALS - 4.0%
Chemicals - 2.6%
DowDuPont, Inc.	513,873	27,708,032
LyondellBasell Industries NV Class A	254,140	22,687,078
The Scotts Miracle-Gro Co. Class A	105,374	7,032,661
		57,427,771
Containers & Packaging - 1.4%
Ball Corp.	408,595	18,305,056
Graphic Packaging Holding Co.	1,204,939	13,266,378
		31,571,434

TOTAL MATERIALS		88,999,205

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	109,300	17,030,033
Simon Property Group, Inc.	92,000	16,883,840
		33,913,873
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	576,793	23,238,990

TOTAL REAL ESTATE		57,152,863

UTILITIES - 4.1%
Electric Utilities - 3.2%
Exelon Corp.	864,512	37,874,271
Xcel Energy, Inc.	673,452	33,005,883
		70,880,154
Multi-Utilities - 0.9%
Avista Corp.	70,300	3,614,826
WEC Energy Group, Inc.	231,400	15,827,760
		19,442,586

TOTAL UTILITIES		90,322,740

TOTAL COMMON STOCKS
(Cost $2,057,232,196)		2,118,003,963

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.23% (c)	93,645,103	93,663,832
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	6,114,038	6,114,649
TOTAL MONEY MARKET FUNDS
(Cost $99,778,481)		99,778,481
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,157,010,677)		2,217,782,444
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,216,012
NET ASSETS - 100%		$2,224,998,456

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$402,369
Fidelity Securities Lending Cash Central Fund	40,166
Total	$442,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$294,227,757	$294,227,757	$--	$--
Consumer Discretionary	51,193,996	51,193,996	--	--
Consumer Staples	196,689,274	188,196,956	8,492,318	--
Energy	241,052,077	241,052,077	--	--
Financials	558,606,079	543,267,842	15,338,237	--
Health Care	356,035,110	315,778,604	40,256,506	--
Industrials	113,735,753	113,735,753	--	--
Information Technology	69,989,109	69,989,109	--	--
Materials	88,999,205	88,999,205	--	--
Real Estate	57,152,863	57,152,863	--	--
Utilities	90,322,740	90,322,740	--	--
Money Market Funds	99,778,481	99,778,481	--	--
Total Investments in Securities:	$2,217,782,444	$2,153,695,383	$64,087,061	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2018

O2T-QTLY-1218
1.951017.105

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,522,200	$86,902,398
Entertainment - 2.1%
GAMEVIL, Inc. (a)	15,000	670,465
Twenty-First Century Fox, Inc. Class A	5,500,000	250,360,000
Viacom, Inc.:
Class A (b)	800,000	28,296,000
Class B (non-vtg.)	600,000	19,188,000
		298,514,465
Interactive Media & Services - 1.0%
AuFeminin.com SA (a)	125,018	5,589,017
Kakaku.com, Inc.	500,000	9,070,767
mixi, Inc.	10,000	218,549
XLMedia PLC	100,000	111,203
Yahoo! Japan Corp.	25,000,000	77,994,972
YY, Inc. ADR (a)	625,000	39,937,500
Zappallas, Inc. (a)(c)	1,100,000	3,714,273
		136,636,281
Media - 1.9%
AMC Networks, Inc. Class A (a)	125,000	7,322,500
Comcast Corp. Class A	3,700,000	141,118,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,507,083
Discovery Communications, Inc.:
Class A (a)(b)	2,400,000	77,736,000
Class B (a)	19,308	623,069
DISH Network Corp. Class A (a)	100,000	3,074,000
DMS, Inc.	250,000	3,604,821
F@N Communications, Inc.	525,000	2,912,660
Gendai Agency, Inc. (c)	850,000	3,706,297
Hyundai HCN	2,250,049	8,282,389
Interspace Co. Ltd.	20,000	249,568
Ipsos SA	10,000	266,626
ITE Group PLC	2,338,871	1,704,041
Multiplus SA	600,000	4,069,327
Nippon BS Broadcasting Corp.	200,000	2,169,540
Nippon Television Network Corp.	150,000	2,395,533
Pico Far East Holdings Ltd.	8,000,000	2,703,409
Proto Corp.	50,000	662,472
RKB Mainichi Broadcasting Corp.	3,000	158,196
SMG PLC	10,000	48,252
Television Broadcasts Ltd.	1,500,000	3,163,754
WOWOW INC.	250,000	7,256,171
		274,733,708
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	250,000	9,205,920

TOTAL COMMUNICATION SERVICES		805,992,772

CONSUMER DISCRETIONARY - 16.7%
Auto Components - 2.4%
Adient PLC	135,000	4,106,700
ASTI Corp.	30,000	507,555
Burelle SA	500	532,346
Chita Kogyo Co. Ltd.	10,000	70,900
Cooper Tire & Rubber Co.	750,000	23,167,500
DaikyoNishikawa Corp.	50,000	478,575
Dongah Tire & Rubber Co. Ltd.	42,120	1,159,131
Eagle Industry Co. Ltd.	300,000	3,496,256
Exedy Corp.	15,000	370,364
Fukoku Co. Ltd.	275,000	2,247,086
G-Tekt Corp. (c)	2,750,000	38,824,390
Gentex Corp.	200,000	4,210,000
Hi-Lex Corp.	249,937	5,249,707
Hu Lane Associate, Inc.	50,000	127,582
Hyundai Mobis	950,000	158,194,566
IJT Technology Holdings Co. Ltd.	1,225,000	7,577,879
INFAC Corp.	362,529	1,048,506
Linamar Corp.	50,000	2,070,341
Murakami Corp.	35,000	843,710
Piolax, Inc.	924,000	20,161,191
Seoyon Co. Ltd.	425,000	1,253,396
Seoyon E-Hwa Co., Ltd.	685,725	2,400,939
SL Corp.	15,000	189,308
Strattec Security Corp.	40,000	1,348,000
TBK Co. Ltd. (c)	1,800,000	7,354,101
The Furukawa Battery Co. Ltd.	150,000	1,128,639
TPR Co. Ltd.	825,000	20,114,105
Yorozu Corp. (c)	1,852,000	26,146,462
		334,379,235
Automobiles - 0.7%
Audi AG	26,500	22,271,297
Fiat Chrysler Automobiles NV	139,000	2,100,290
Fiat Chrysler Automobiles NV	1,264,900	19,269,667
General Motors Co.	1,500,000	54,885,000
Renault SA	10,000	748,342
		99,274,596
Distributors - 0.3%
Amcon Distributing Co.	500	42,000
Chori Co. Ltd. (c)	1,566,400	25,890,335
Doshisha Co. Ltd.	350,000	7,211,858
Harima-Kyowa Co. Ltd.	100,000	1,302,787
Headlam Group PLC	50,000	287,915
Nakayamafuku Co. Ltd.	200,000	1,093,632
SPK Corp.	15,000	322,108
Yagi & Co. Ltd.	450,000	6,779,811
Yamae Hisano Co.	50,000	573,404
		43,503,850
Diversified Consumer Services - 0.3%
Asante, Inc.	60,000	1,195,906
Cross-Harbour Holdings Ltd.	300,000	501,151
Estacio Participacoes SA	5,000	31,076
Heian Ceremony Service Co. Ltd.	500,000	3,957,106
Kukbo Design Co. Ltd.	30,000	312,883
MegaStudy Co. Ltd. (c)	1,086,945	8,954,674
MegaStudyEdu Co. Ltd. (c)	1,048,420	16,723,264
Multicampus Co. Ltd.	60,000	2,037,686
Step Co. Ltd.	217,000	3,019,365
Tsukada Global Holdings, Inc.	1,100,000	5,878,495
		42,611,606
Hotels, Restaurants & Leisure - 0.4%
Fairwood Holdings Ltd.	50,000	166,731
Hiday Hidaka Corp.	276,000	5,376,417
Hiramatsu, Inc. (b)	25,000	104,577
Hub Co. Ltd.	74,000	588,275
Koshidaka Holdings Co. Ltd.	100,000	1,163,646
Kura Corp. Ltd.	100,000	5,796,074
Net Entertainment NE AB	150,000	770,395
Playtech Ltd.	100,000	612,258
Retail Food Group Ltd. (b)	2,499,998	655,038
St. Marc Holdings Co. Ltd.	100,000	2,376,922
The Restaurant Group PLC	6,937,000	21,386,899
Whitbread PLC	1,000	56,241
Wyndham Destinations, Inc.	250,000	8,970,000
Wyndham Hotels & Resorts, Inc.	10,000	492,900
		48,516,373
Household Durables - 0.9%
Ace Bed Co. Ltd.	250,145	5,447,943
Cuckoo Holdings Co. Ltd.	35,000	3,726,994
Emak SpA	600,000	831,818
FJ Next Co. Ltd.	1,100,000	8,140,205
Flexsteel Industries, Inc.	10,000	254,200
Fuji Corp. Ltd.	50,000	381,974
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	1,100,927	6,006,792
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,902,500
Class B	125,000	2,902,500
Helen of Troy Ltd. (a)	500,000	62,060,000
Iida Group Holdings Co. Ltd.	100,000	1,820,357
Nittoh Corp.	25,000	111,224
Q.E.P. Co., Inc.	34,998	934,447
SABAF SpA	400,000	5,926,025
Sanei Architecture Planning Co. Ltd.	660,000	9,610,316
Sanyo Housing Nagoya Co. Ltd.	700,000	6,203,749
Taylor Morrison Home Corp. (a)	500,000	8,270,000
Tupperware Brands Corp.	134,500	4,720,950
Wellpool Co. Ltd.	200,000	327,514
		130,579,508
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	125,000	1,310,542
CROOZ, Inc. (a)(b)	55,000	1,215,181
eBay, Inc. (a)	250,000	7,257,500
Hyundai Home Shopping Network Corp.	10,000	855,390
N Brown Group PLC	300,000	519,588
NS Shopping Co. Ltd.	75,000	709,904
Trade Maine Group Ltd.	100,000	316,487
		12,184,592
Leisure Products - 0.1%
Accell Group NV	425,000	7,393,939
Mars Group Holdings Corp.	550,000	11,367,040
		18,760,979
Media - 0.0%
Liberty Latin America Ltd. Class A (a)	6,871	123,541
Multiline Retail - 0.5%
Grazziotin SA	375,000	2,267,231
Gwangju Shinsegae Co. Ltd. (c)	97,372	14,294,312
Lifestyle China Group Ltd. (a)(b)	12,500,000	5,052,952
Lifestyle International Holdings Ltd.	12,500,000	21,582,642
Macy's, Inc.	500,000	17,145,000
Treasure Factory Co. Ltd. (c)	850,000	5,152,657
Watts Co. Ltd.	250,000	1,938,672
		67,433,466
Specialty Retail - 9.6%
ABC-MART, Inc.	25,000	1,462,312
Arc Land Sakamoto Co. Ltd.	500,000	6,580,405
AT-Group Co. Ltd.	873,600	20,246,058
AutoNation, Inc. (a)	350,000	14,168,000
Beacon Lighting Group Ltd.	25,891	25,394
Bed Bath & Beyond, Inc. (b)(c)	11,200,000	153,888,000
Best Buy Co., Inc.	3,200,000	224,512,000
Cars.com, Inc. (a)	50,000	1,305,500
Cash Converters International Ltd. (a)	14,400,000	2,702,300
DCM Japan Holdings Co. Ltd.	25,000	242,832
DongAh Tire & Rubber Co. Ltd. (a)	57,879	682,272
Dunelm Group PLC	300,000	2,287,339
E-Life Mall Corp. Ltd.	100,000	201,224
Ff Group (a)(d)	1,180,000	5,132,264
Formosa Optical Technology Co. Ltd.	751,383	1,393,045
Fuji Corp. (c)	705,790	12,947,980
GameStop Corp. Class A (b)(c)	9,999,167	145,987,838
Genesco, Inc. (a)	300,000	12,837,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	21,857,728
Goldlion Holdings Ltd.	9,300,000	3,664,522
Guess?, Inc. (c)	5,761,600	122,376,384
Handsman Co. Ltd.	700,000	6,811,716
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	20,095,741
Hour Glass Ltd.	13,695,200	6,278,347
IA Group Corp.	18,200	598,414
International Housewares Retail Co. Ltd.	999,600	210,323
JB Hi-Fi Ltd. (b)	700,000	11,401,215
John David Group PLC	33,700,000	175,876,613
Jumbo SA	1,750,000	25,529,931
K's Holdings Corp.	3,950,000	49,919,794
Ku Holdings Co. Ltd.	600,000	4,934,639
L'Occitane Ltd.	100,000	187,453
Lookers PLC	1,534,541	1,873,185
Lovisa Holdings Ltd.	10,000	54,315
Mandarake, Inc. (b)	180,000	1,065,627
Mitsui & Associates Telepark Corp.	25,000	567,200
Mr. Bricolage SA	311,600	3,582,277
Nafco Co. Ltd.	640,400	10,272,735
Nitori Holdings Co. Ltd.	675,000	88,147,516
Nojima Co. Ltd.	50,000	1,180,928
Oriental Watch Holdings Ltd.	9,273,000	2,057,527
Padini Holdings Bhd	2,000,000	2,686,103
Sa Sa International Holdings Ltd.	20,040	7,692
Sacs Bar Holdings, Inc.	400,000	3,544,999
Sally Beauty Holdings, Inc. (a)(b)	5,900,000	105,079,000
Samse SA	37,000	5,154,690
Silvano Fashion Group A/S	9,800	29,371
Sports Direct International PLC (a)	200,000	834,409
The Buckle, Inc.	632,900	12,911,160
Tokatsu Holdings Co. Ltd. (c)	250,000	1,141,047
Truworths International Ltd.	334,900	1,836,984
Vita Group Ltd.	350,000	256,527
Vitamin Shoppe, Inc. (a)(b)	400,000	3,108,000
Williams-Sonoma, Inc. (b)	800,000	47,504,000
		1,349,239,875
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,700,000	688,604
Embry Holdings Ltd.	3,200,000	1,016,074
Fossil Group, Inc. (a)(b)	2,338,700	50,773,177
Fujibo Holdings, Inc.	2,000	58,138
Gerry Weber International AG (Bearer) (b)	625,000	2,056,468
Grendene SA	300,000	587,666
Hagihara Industries, Inc.	125,000	1,853,370
Magni-Tech Industries Bhd	2,750,000	2,924,483
Michael Kors Holdings Ltd. (a)	1,900,000	105,279,000
Only Corp.	15,000	135,862
Sakai Ovex Co. Ltd.	91,300	1,809,251
Sitoy Group Holdings Ltd.	11,200,000	3,527,694
Ted Baker PLC	10,000	234,166
Texwinca Holdings Ltd.	1,800,000	610,562
Vera Bradley, Inc. (a)	80,160	1,057,310
Youngone Holdings Co. Ltd.	258,000	13,883,611
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	6,838,223
		193,333,659

TOTAL CONSUMER DISCRETIONARY		2,339,941,280

CONSUMER STAPLES - 4.0%
Beverages - 0.8%
A.G. Barr PLC	500,000	4,882,724
Britvic PLC	6,968,131	70,451,720
C&C Group PLC	412,710	1,533,256
Jinro Distillers Co. Ltd. (c)	523,000	13,682,340
Lucas Bols BV (e)	120,000	2,147,504
Muhak Co. Ltd.	340,000	3,471,516
Olvi PLC (A Shares)	100,000	3,352,644
Spritzer Bhd	1,000,000	501,852
Thai Beverage PCL	100,000	45,121
Willamette Valley Vineyards, Inc.	5,000	37,000
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,100,762	12,945,336
		113,051,013
Food & Staples Retailing - 1.7%
Amsterdam Commodities NV	625,000	13,110,424
Belc Co. Ltd.	30,000	1,531,440
Create SD Holdings Co. Ltd.	930,000	23,597,199
Daiichi Co. Ltd.	150,000	927,904
Dong Suh Companies, Inc.	500,000	8,172,656
Genky DrugStores Co. Ltd.	400,000	12,939,248
Halows Co. Ltd.	65,000	1,421,146
J Sainsbury PLC	200,000	795,552
Kroger Co.	1,500,000	44,640,000
Magnit OJSC	5,388	293,636
MARR SpA	750,000	18,162,043
Medical Ikkou Co. Ltd.	4,000	301,325
Metro Wholesale & Food Specialist AG	10,000	150,642
Nihon Chouzai Co. Ltd.	50,000	1,553,153
OM2 Network Co. Ltd.	220,000	2,470,333
Qol Holdings Co. Ltd.	125,000	2,635,485
Retail Partners Co. Ltd.	550,000	6,278,194
Sapporo Clinical Laboratory	20,000	389,418
Satoh & Co. Ltd.	50,000	824,212
Satsudora Holdings Co. Ltd. (c)	400,000	7,242,434
Shoei Foods Corp. (b)	50,000	1,918,731
Tesco PLC	10,075,936	27,441,062
Thai President Foods PCL	131,357	631,829
United Natural Foods, Inc. (a)	412,000	8,952,760
Valor Holdings Co. Ltd.	650,000	13,969,513
Walgreens Boots Alliance, Inc.	398,100	31,756,437
Yuasa Funashoku Co. Ltd.	10,000	314,619
		232,421,395
Food Products - 1.0%
Ajinomoto Malaysia Bhd	1,700,000	7,475,206
Armanino Foods of Distinction	250,000	700,000
B&G Foods, Inc. Class A (b)	250,000	6,510,000
Bakkavor Group PLC (b)(e)	100,000	191,219
Bell AG	40,500	12,707,144
Binggrea Co. Ltd.	15,000	930,762
Campbell Soup Co. (b)	50,000	1,870,500
Carr's Group PLC	4,270,000	8,186,871
Changshouhua Food Co. Ltd.	3,500,000	1,196,131
Cranswick PLC	455,526	16,827,121
Fresh Del Monte Produce, Inc.	1,138,200	37,594,746
High Liner Foods, Inc. (b)	20,000	128,679
Ingredion, Inc.	50,000	5,059,000
JC Comsa Corp.	150,000	475,916
Kaneko Seeds Co. Ltd.	150,000	1,932,911
Kaveri Seed Co. Ltd. (a)	217,323	1,464,344
Kwality Ltd. (a)	50,000	4,327
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	8,818,793
London Biscuits Bhd (a)	4,000,000	525,750
London Biscuits Bhd warrants 1/26/20 (a)	400,000	4,780
M. Dias Branco SA	10,000	119,495
Nissin Foods Co. Ltd.	500,000	210,407
Nitto Fuji Flour Milling Co. Ltd.	10,000	477,689
Origin Enterprises PLC	50,000	321,106
Pickles Corp.	100,000	1,984,313
President Bakery PCL	16,500	30,228
Prima Meat Packers Ltd.	90,000	1,698,143
S Foods, Inc.	300,000	12,110,604
Select Harvests Ltd.	1,250,687	4,570,078
Shinobu Food Products Co. Ltd.	25,000	156,866
Thai Wah PCL	426,000	108,555
The J.M. Smucker Co.	33,000	3,574,560
Toyo Sugar Refining Co. Ltd.	210,000	2,088,182
Valsoia SpA	85,000	1,227,509
		141,281,935
Personal Products - 0.3%
Asaleo Care Ltd.	900,000	446,135
Hengan International Group Co. Ltd.	2,000,000	15,837,897
Sarantis SA	2,400,000	19,082,887
		35,366,919
Tobacco - 0.2%
KT&G Corp.	315,000	28,021,472
Scandinavian Tobacco Group A/S (e)	400,000	6,069,623
		34,091,095

TOTAL CONSUMER STAPLES		556,212,357

ENERGY - 9.9%
Energy Equipment & Services - 1.4%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	843,177
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	11,399,766
Cathedral Energy Services Ltd. (a)	800,000	458,810
Diamond Offshore Drilling, Inc. (a)(b)	1,150,000	16,307,000
Ensco PLC Class A (b)	5,850,000	41,769,000
Geospace Technologies Corp. (a)	588,000	7,485,240
GulfMark Offshore, Inc. (a)(b)	75,441	2,541,607
GulfMark Offshore, Inc. warrants 11/14/24 (a)	4,764	8,893
High Arctic Energy Services, Inc.	300,000	806,715
Liberty Oilfield Services, Inc. Class A (b)	600,000	11,388,000
National Oilwell Varco, Inc.	200,000	7,360,000
Ocean Rig UDW, Inc. (United States) (a)	1,050,000	31,804,500
Oceaneering International, Inc. (a)	530,800	10,053,352
PHX Energy Services Corp. (a)	25,000	53,173
Precision Drilling Corp. (a)	200,000	483,117
Prosafe ASA (a)(b)	600,000	1,772,284
Shelf Drilling Ltd. (a)(e)	100,000	652,566
Shinko Plantech Co. Ltd.	1,925,000	17,930,385
Subsea 7 SA	100,000	1,262,782
Tecnicas Reunidas SA (b)	200,000	5,380,087
Transocean Ltd. (United States) (a)(b)	2,350,000	25,873,500
		195,633,954
Oil, Gas & Consumable Fuels - 8.5%
Advantage Oil & Gas Ltd. (a)	100,000	224,088
Alvopetro Energy Ltd. (a)	2,800,000	1,084,735
ARC Resources Ltd.	25,000	232,823
Baytex Energy Corp. (a)(b)	5,000,000	10,216,871
Beach Energy Ltd.	1,392,894	1,736,025
Berry Petroleum Corp.	100,000	1,400,000
Birchcliff Energy Ltd.	7,030,814	22,164,061
Bonavista Energy Corp. (b)	2,000,000	1,899,047
Bonterra Energy Corp. (b)	500,000	5,624,976
Cenovus Energy, Inc. (Canada)	150,000	1,269,323
Chevron Corp.	600,000	66,990,000
China Petroleum & Chemical Corp.:
(H Shares)	203,500,000	165,766,270
sponsored ADR (H Shares)	50,000	4,033,000
CNOOC Ltd.	450,000	766,341
CNOOC Ltd. sponsored ADR	100,000	16,925,000
CNX Resources Corp. (a)	200,000	3,130,000
ConocoPhillips Co.	2,550,000	178,245,000
Contango Oil & Gas Co. (a)	250,000	1,262,500
Denbury Resources, Inc. (a)	6,000,000	20,700,000
Enagas SA	2,900,000	76,993,016
Eni SpA	10,000	177,598
EQT Midstream Partners LP	7,500	344,325
Fuji Kosan Co. Ltd.	105,000	580,671
Fuji Oil Co. Ltd.	200,000	772,810
Husky Energy, Inc.	5,400,000	76,337,119
Imperial Oil Ltd.	800,000	24,988,416
International Seaways, Inc. (a)	55,000	1,183,050
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,101,715
Murphy Oil Corp.	1,600,000	50,976,000
NACCO Industries, Inc. Class A	125,000	4,317,500
NuVista Energy Ltd. (a)	25,000	100,649
Oil & Natural Gas Corp. Ltd.	44,500,000	92,206,936
Oil India Ltd.	100,000	267,171
Peyto Exploration & Development Corp. (b)(c)	12,474,700	101,772,402
San-Ai Oil Co. Ltd.	200,000	2,160,677
Sanrin Co. Ltd.	15,000	97,044
Seven Generations Energy Ltd. (a)	25,000	267,955
Ship Finance International Ltd. (NY Shares) (b)	10,000	125,000
Sinopec Kantons Holdings Ltd.	6,000,000	2,440,719
Southwestern Energy Co. (a)	6,700,000	35,778,000
Star Petroleum Refining PCL	1,100,000	467,732
Thai Oil PCL (For. Reg.)	1,000,000	2,555,790
Total SA sponsored ADR	3,028,559	177,473,557
TransGlobe Energy Corp.	30,000	70,189
Tsakos Energy Navigation Ltd. (b)	500,000	1,650,000
Whiting Petroleum Corp. (a)	450,000	16,785,000
World Fuel Services Corp.	350,000	11,200,000
		1,192,861,101

TOTAL ENERGY		1,388,495,055

FINANCIALS - 13.2%
Banks - 3.5%
Banco de Sabadell SA	100,000	131,954
Bar Harbor Bankshares	150,000	3,835,500
Central Valley Community Bancorp	25,000	506,000
Citizens Financial Services, Inc.	12,853	787,889
Credit Agricole Atlantique Vendee	7,000	1,002,962
Erste Group Bank AG	5,000	203,877
F & M Bank Corp.	131,632	4,449,162
First Hawaiian, Inc.	100,000	2,478,000
Gunma Bank Ltd.	5,100,000	23,141,756
Hiroshima Bank Ltd.	1,000,000	6,194,886
Mitsubishi UFJ Financial Group, Inc.	17,000,000	102,892,378
NIBC Holding NV	1,050,000	9,560,642
Nordea Bank ABP (a)	100,000	869,727
OFG Bancorp	1,861,516	31,813,308
Ogaki Kyoritsu Bank Ltd.	60,000	1,332,034
San ju San Financial Group, Inc.	300,000	5,325,475
Schweizerische Nationalbank	10	52,822
Shinsei Bank Ltd.	100,000	1,523,300
Skandiabanken ASA (e)	625,000	6,227,906
Sparebank 1 Oestlandet	1,000,000	10,391,706
Sumitomo Mitsui Financial Group, Inc.	4,000,000	155,740,394
The Keiyo Bank Ltd.	500,000	3,655,781
The San-In Godo Bank Ltd.	1,500,000	11,406,035
Unicaja Banco SA (e)	6,000,000	7,686,163
Van Lanschot NV (Bearer)	81,300	1,993,628
Wells Fargo & Co.	1,600,000	85,168,000
Yamaguchi Financial Group, Inc.	1,700,000	17,974,033
		496,345,318
Capital Markets - 0.6%
ABG Sundal Collier ASA	1,500,000	898,598
Ares Capital Corp.	421,001	7,224,377
BinckBank NV	109,000	528,404
Blue Sky Alternative Investments Ltd. (a)	10,000	8,569
Brighthouse Financial, Inc. (a)	303,436	12,025,169
Diamond Hill Investment Group, Inc.	5,000	860,900
Edify SA (a)	10,068	632,895
Franklin Resources, Inc.	225,000	6,862,500
Goldman Sachs Group, Inc.	100,000	22,537,000
Morgan Stanley	500,000	22,830,000
TPG Specialty Lending, Inc.	119,612	2,401,809
		76,810,221
Consumer Finance - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	8,603,090
Credit Corp. Group Ltd.	52,450	707,564
Discover Financial Services	1,000,000	69,670,000
Santander Consumer U.S.A. Holdings, Inc.	729,691	13,681,706
Synchrony Financial	4,500,000	129,960,000
		222,622,360
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	450,000	9,130,500
Fuyo General Lease Co. Ltd.	550,000	30,562,326
Granite Point Mortgage Trust, Inc.	14,119	262,755
IBJ Leasing Co. Ltd.	200,000	5,026,809
Kyushu Railway Co.	260,000	7,972,704
NICE Holdings Co. Ltd.	225,000	3,381,902
Ricoh Leasing Co. Ltd.	1,070,000	35,134,045
Tokyo Century Corp.	1,350,000	72,384,455
		163,855,496
Insurance - 6.1%
AFLAC, Inc.	4,000,000	172,280,000
April	1,100,000	19,934,640
ASR Nederland NV	1,000,000	45,487,224
Assurant, Inc.	200,000	19,442,000
Db Insurance Co. Ltd.	1,375,000	86,524,978
Genworth Financial, Inc. Class A (a)	14,710,000	62,958,800
Hannover Reuck SE	45,000	6,070,438
Hyundai Fire & Marine Insurance Co. Ltd.	450,000	16,485,539
Kansas City Life Insurance Co. (b)	2,000	78,000
MetLife, Inc.	6,900,000	284,211,000
National Western Life Group, Inc.	24,000	6,462,720
NN Group NV	2,022,101	87,032,642
Power Corp. of Canada (sub. vtg.)	250,000	5,161,609
Prudential Financial, Inc.	222,300	20,847,294
Shinkong Insurance Co. Ltd.	100,000	115,793
Sony Financial Holdings, Inc.	1,000,000	23,069,461
Sul America SA unit	150,000	999,597
		857,161,735
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	74,500	1,094,405
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,005,600	5,258,156
Genworth MI Canada, Inc. (b)	450,000	14,770,405
Genworth Mortgage Insurance Ltd. (b)	3,250,899	5,179,779
Hingham Institution for Savings	10,100	2,056,360
		27,264,700

TOTAL FINANCIALS		1,845,154,235

HEALTH CARE - 20.0%
Biotechnology - 6.4%
AbbVie, Inc.	700,000	54,495,000
Amgen, Inc.	1,925,000	371,120,750
Biogen, Inc. (a)	400,000	121,708,000
Celgene Corp. (a)	35,000	2,506,000
Cell Biotech Co. Ltd.	175,000	3,826,687
Essex Bio-Technology Ltd.	1,000,000	650,348
Gilead Sciences, Inc.	1,816,600	123,855,788
United Therapeutics Corp. (a)	2,000,000	221,720,000
		899,882,573
Health Care Equipment & Supplies - 0.6%
A&T Corp.	90,000	681,172
Ansell Ltd.	500,000	8,207,458
Create Medic Co. Ltd.	35,000	341,206
Fukuda Denshi Co. Ltd.	623,800	39,362,396
Kawasumi Laboratories, Inc.	100,000	598,219
Medikit Co. Ltd.	35,000	1,892,143
Microlife Corp.	800,000	2,178,259
Nakanishi, Inc.	400,000	9,369,433
Pacific Hospital Supply Co. Ltd.	200,000	432,164
Paramount Bed Holdings Co. Ltd.	75,000	3,160,588
Paul Hartmann AG	1,000	378,305
St.Shine Optical Co. Ltd.	900,000	15,988,114
Value Added Technology Co. Ltd.	75,000	1,485,539
Varex Imaging Corp. (a)	100,000	2,596,000
Vieworks Co. Ltd.	20,000	566,170
		87,237,166
Health Care Providers & Services - 11.4%
Aetna, Inc.	1,850,000	367,040,000
Anthem, Inc.	2,600,000	716,481,998
EBOS Group Ltd.	487,300	6,626,862
Excelsior Medical Co. Ltd.	200,000	286,817
Hokuyaku Takeyama Holdings, Inc.	15,000	112,997
Humana, Inc.	450,000	144,184,500
MEDNAX, Inc. (a)	450,000	18,580,500
Patterson Companies, Inc.	100,000	2,258,000
Quest Diagnostics, Inc.	250,000	23,527,500
Saint-Care Holding Corp.	375,000	1,997,386
Sigma Healthcare Ltd.	6,500,000	2,393,547
Tokai Corp.	400,000	8,071,963
Uchiyama Holdings Co. Ltd.	775,000	3,331,192
UnitedHealth Group, Inc.	1,100,000	287,485,000
Universal Health Services, Inc. Class B	80,000	9,724,800
Yagami, Inc.	5,000	100,722
		1,592,203,784
Health Care Technology - 0.1%
Pharmagest Interactive (b)	240,000	13,890,820
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	125,000	17,260,000
Pharmaceuticals - 1.4%
Apex Healthcare Bhd	750,000	1,396,224
AstraZeneca PLC sponsored ADR	800,000	31,024,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,549,741
Bliss Gvs Pharma Ltd. (a)	100,000	228,637
Daito Pharmaceutical Co. Ltd.	50,000	1,497,762
Dawnrays Pharmaceutical Holdings Ltd.	18,000,000	4,131,625
DongKook Pharmaceutical Co. Ltd.	83,000	4,037,248
Genomma Lab Internacional SA de CV (a)	5,000,000	3,212,189
GlaxoSmithKline PLC	83,500	1,617,208
Huons Co. Ltd.	2,640	156,179
Indivior PLC (a)	3,200,000	7,703,967
Jazz Pharmaceuticals PLC (a)	10,000	1,588,200
Johnson & Johnson	250,000	34,997,500
Kaken Pharmaceutical Co. Ltd.	10,000	501,617
Korea United Pharm, Inc.	130,000	2,546,450
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	11,800,175
Kyung Dong Pharmaceutical Co. Ltd.	50,000	501,753
Lee's Pharmaceutical Holdings Ltd. (b)	9,000,000	6,725,368
Luye Pharma Group Ltd.	2,500,000	1,928,729
Nippon Chemiphar Co. Ltd.	75,010	2,765,468
Novo Nordisk A/S Series B sponsored ADR	250,000	10,795,000
Orient Europharma Co. Ltd.	200,000	326,222
PT Tempo Scan Pacific Tbk	500,000	45,387
Samjin Pharmaceutical Co. Ltd.	2,000	64,855
Sanofi SA sponsored ADR	200,000	8,944,000
Stallergenes Greer PLC (a)	104,976	3,222,219
Syngen Biotech Co. Ltd.	55,000	152,775
Taro Pharmaceutical Industries Ltd. (a)	350,000	34,828,500
Towa Pharmaceutical Co. Ltd.	150,000	11,592,148
Vetoquinol SA	10,000	560,662
Vivimed Labs Ltd. (a)	100,000	52,731
		191,494,539

TOTAL HEALTH CARE		2,801,968,882

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.1%
Austal Ltd.	300,000	380,277
Magellan Aerospace Corp.	100,000	1,443,275
Rockwell Collins, Inc.	50,000	6,401,000
SIFCO Industries, Inc. (a)	61,000	301,072
The Lisi Group	5,000	145,829
Vectrus, Inc. (a)	25,000	670,000
		9,341,453
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,454,823
CTI Logistics Ltd.	436,771	296,927
Onelogix Group Ltd.	4,600,100	1,175,555
SBS Co. Ltd.	275,000	3,485,177
		13,412,482
Airlines - 0.0%
WestJet Airlines Ltd. (b)	10,000	145,695
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd. (b)	10,000	157,900
InnoTec TSS AG	50,000	673,927
Kondotec, Inc.	25,000	226,437
KVK Corp.	75,000	923,915
Miyako, Inc.	10,000	82,598
Nihon Dengi Co. Ltd.	350,000	9,197,058
Noda Corp.	275,000	2,522,489
Sekisui Jushi Corp.	625,000	11,338,459
		25,122,783
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	3,103,177
Calian Technologies Ltd.	309,000	6,081,651
Civeo Corp. (a)	2,944,500	8,391,825
CMC Corp.	15,000	281,562
Fursys, Inc.	200,000	5,153,374
Matsuda Sangyo Co. Ltd.	150,000	1,858,466
Mitie Group PLC	2,033,898	3,777,405
Nippon Kanzai Co. Ltd.	20,000	364,958
Riverstone Holdings Ltd.	100,000	85,911
Secom Joshinetsu Co. Ltd.	10,000	299,552
VSE Corp.	330,000	10,348,800
		39,746,681
Construction & Engineering - 0.4%
Arcadis NV	900,000	12,181,651
Astaldi SpA (a)	300,000	190,285
Boustead Projs. Pte Ltd.	2,549,475	1,500,070
Boustead Singapore Ltd.	9,647,800	5,432,830
Daiichi Kensetsu Corp.	275,000	4,074,977
Geumhwa PSC Co. Ltd.	1,000	27,476
Hokuriku Electrical Construction Co. Ltd.	83,400	750,219
Joban Kaihatsu Co. Ltd. (b)	5,000	268,977
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	643,639
Meisei Industrial Co. Ltd.	600,000	4,525,192
Mirait Holdings Corp.	47,000	758,931
Monadelphous Group Ltd.	10,000	101,903
Nakano Corp.	10,000	57,518
Nippon Rietec Co. Ltd.	1,041,046	13,516,483
Seikitokyu Kogyo Co. Ltd.	550,000	3,139,097
Shinnihon Corp.	75,000	711,215
Sumiken Mitsui Road Co. Ltd.	60,000	389,773
Sumitomo Densetsu Co. Ltd.	175,000	2,768,423
Toshiba Plant Systems & Services Corp.	400,000	8,181,858
Watanabe Sato Co. Ltd.	60,000	993,841
		60,214,358
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	117,000	3,292,197
Aros Quality Group AB	853,205	13,519,036
Canare Electric Co. Ltd.	95,000	1,698,188
Dewhurst PLC	25,000	303,573
Eaton Corp. PLC	320,800	22,991,736
Hammond Power Solutions, Inc. Class A	530,000	2,383,380
Holding Co. ADMIE IPTO SA	25,000	45,702
Iwabuchi Corp.	10,000	448,442
Regal Beloit Corp.	50,000	3,585,000
Somfy SA	25,000	1,934,000
Terasaki Electric Co. Ltd.	110,000	1,060,664
		51,261,918
Industrial Conglomerates - 0.1%
Lifco AB	100,018	4,251,597
Mytilineos Holdings SA	850,000	7,519,097
Nolato AB Series B	10,000	460,598
Reunert Ltd.	300,000	1,621,759
		13,853,051
Machinery - 0.8%
Conrad Industries, Inc. (a)	22,800	404,700
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	18,877,972
Daiwa Industries Ltd.	1,100,000	11,610,759
Estic Corp.	50,000	2,459,343
Fuji Latex Co. Ltd.	35,000	763,061
Fujimak Corp. (c)	820,000	7,165,507
Fukushima Industries Corp.	75,000	3,416,493
Global Brass & Copper Holdings, Inc.	275,000	8,695,500
Haitian International Holdings Ltd.	3,750,000	7,316,420
Hy-Lok Corp.	150,000	3,003,944
Ihara Science Corp.	200,000	3,525,502
Jaya Holdings Ltd. (a)(d)	1,157,500	24,234
Koike Sanso Kogyo Co. Ltd.	35,000	787,876
Luxfer Holdings PLC sponsored	50,000	1,154,000
Mitsuboshi Belting Ltd.	12,500	306,975
Momentum Group AB Class B	525,000	5,278,025
Nakanishi Manufacturing Co. Ltd.	200,000	2,141,180
Nakano Refrigerators Co. Ltd.	100,000	5,344,087
Nansin Co. Ltd.	250,000	1,094,519
Sakura Rubber Co. Ltd. (b)	36,200	1,880,020
Sansei Co. Ltd. (b)(c)	850,000	3,148,846
Semperit AG Holding (a)(b)	300,000	4,961,007
SIMPAC, Inc.	2,325,000	4,819,128
Suzumo Machinery Co. Ltd.	10,000	131,342
Teikoku Sen-I Co. Ltd.	575,000	12,617,539
The Hanshin Diesel Works Ltd.	30,000	496,654
Tocalo Co. Ltd.	400,000	3,477,644
Yamada Corp.	80,000	1,856,162
		116,758,439
Marine - 0.1%
Freight Management Holdings Bhd	1,000,000	236,587
Japan Transcity Corp.	1,400,000	5,471,706
Nippon Concept Corp.	25,000	250,366
SITC International Holdings Co. Ltd.	7,500,000	5,508,834
		11,467,493
Professional Services - 1.5%
ABIST Co. Ltd.	175,000	5,730,713
Akka Technologies SA	625,000	41,270,934
Bertrandt AG	200,000	16,559,343
Career Design Center Co. Ltd.	110,000	1,499,357
Cpl Resources PLC	50,000	328,469
Dun & Bradstreet Corp.	825,000	117,381,000
Harvey Nash Group PLC	400,000	664,664
McMillan Shakespeare Ltd.	2,600,000	30,379,635
SHL-JAPAN Ltd.	100,000	1,523,463
WDB Holdings Co. Ltd.	100,000	2,787,256
		218,124,834
Road & Rail - 0.6%
Autohellas SA (c)	650,000	16,785,873
ComfortDelgro Corp. Ltd.	100,000	162,437
Daqin Railway Co. Ltd. (A Shares)	41,200,767	47,605,339
Hamakyorex Co. Ltd.	92,000	2,980,104
Higashi Twenty One Co. Ltd.	200,000	896,885
NANSO Transport Co. Ltd.	125,000	1,395,843
Nikkon Holdings Co. Ltd.	100,000	2,419,462
SENKO Co. Ltd.	200,000	1,550,937
Shin-Keisei Electric Railway Co. Ltd.	25,000	473,036
STEF-TFE Group	15,000	1,374,471
The Hokkaido Chuo Bus Co. Ltd.	1,000	37,267
Tohbu Network Co. Ltd.	175,000	1,616,077
Utoc Corp.	1,600,000	7,699,739
		84,997,470
Trading Companies & Distributors - 3.8%
AerCap Holdings NV (a)	800,000	40,064,000
Alconix Corp.	18,000	205,947
Bergman & Beving AB (B Shares)	625,000	5,866,749
Canox Corp.	357,900	3,038,669
Daiichi Jitsugyo Co. Ltd.	25,000	826,428
Green Cross Co. Ltd. (c)	556,000	5,592,768
HERIGE	60,000	1,644,608
Houston Wire & Cable Co. (a)(c)	1,348,500	8,428,125
Howden Joinery Group PLC	225,000	1,349,108
iMarketKorea, Inc.	35,000	198,160
Itochu Corp.	18,500,000	343,100,412
Kamei Corp. (c)	2,100,000	24,269,065
Lumax International Corp. Ltd.	1,588,740	3,191,797
Meiwa Corp.	1,300,000	5,000,222
Mitani Shoji Co. Ltd.	665,000	31,707,360
Mitsubishi Corp.	1,300,000	36,588,906
Narasaki Sangyo Co. Ltd.	60,000	1,025,746
Nishikawa Keisoku Co. Ltd.	20,000	596,446
Pla Matels Corp.	300,000	1,531,440
Rasa Corp.	225,000	1,866,442
Sakai Trading Co. Ltd.	30,000	413,436
Shinsho Corp.	100,000	2,461,116
Yamazen Co. Ltd.	50,000	548,146
Yuasa Trading Co. Ltd.	650,000	21,343,112
		540,858,208
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,500,000	1,450,532
Isewan Terminal Service Co. Ltd.	300,000	1,893,030
Meiko Transportation Co. Ltd.	75,000	755,085
Qingdao Port International Co. Ltd. (a)(e)	12,000,000	7,039,066
		11,137,713

TOTAL INDUSTRIALS		1,196,442,578

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.0%
HF Co. (c)	225,000	1,452,624
SerComm Corp.	125,000	199,044
		1,651,668
Electronic Equipment & Components - 0.8%
Casa Systems, Inc. (a)	100,000	1,440,000
Daido Signal Co. Ltd.	400,000	2,088,005
Dell Technologies, Inc. (a)	184,400	16,667,916
Elematec Corp.	400,000	8,550,538
HAGIAWARA ELECTRIC Co. Ltd.	173,300	4,567,680
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	5,090,357
ITC Networks Corp.	5,000	72,141
Kingboard Chemical Holdings Ltd.	5,675,000	15,197,113
Kyosha Co. Ltd.	50,000	159,525
Lacroix SA (c)	376,493	10,447,653
Lagercrantz Group AB (B Shares)	10,000	98,458
Makus, Inc.	300,000	997,809
New Cosmos Electric Co. Ltd.	35,000	511,809
Nihon Denkei Co. Ltd.	50,000	728,497
Orbotech Ltd. (a)	75,000	4,195,500
PAX Global Technology Ltd. (b)	5,500,000	2,707,235
Redington India Ltd.	2,261,800	2,535,198
Riken Kieki Co. Ltd.	550,000	10,850,357
Shibaura Electronics Co. Ltd.	225,000	9,731,023
Simplo Technology Co. Ltd.	1,320,000	7,652,977
Thinking Electronic Industries Co. Ltd.	1,281,000	2,556,994
VST Holdings Ltd.	20,443,500	9,671,751
		116,518,536
Internet Software & Services - 0.0%
Danawa Co. Ltd.	10,000	159,071
IT Services - 3.3%
All for One Steeb AG	10,000	595,774
Amdocs Ltd.	1,250,000	79,087,500
Avant Corp.	150,000	2,053,884
Cielo SA	650,000	2,305,522
Computer Services, Inc.	5,000	250,350
Data#3 Ltd.	800,001	849,781
Dimerco Data System Corp.	425,000	463,292
E-Credible Co. Ltd.	240,000	3,302,366
eClerx Services Ltd. (a)	123,576	1,777,700
Enea Data AB (a)	210,000	2,443,955
Estore Corp. (c)	481,100	4,250,957
Future Corp.	739,200	10,056,029
GMO Internet, Inc.	5,000	71,432
GMO Pepabo, Inc.	14,000	501,263
IFIS Japan Ltd.	125,000	821,997
Infocom Corp.	25,000	937,209
Korea Information & Communication Co. Ltd. (a)	325,000	2,791,411
Leidos Holdings, Inc.	29,400	1,904,532
Netcompany Group A/S	53,900	1,782,647
Neurones	10,000	236,724
Nice Information & Telecom, Inc.	132,413	2,199,147
Persistent Systems Ltd.	125,000	957,274
Shinsegae Information & Communication Co. Ltd.	15,000	1,801,052
Societe Pour L'Informatique Industrielle SA	174,000	4,375,200
Softcreate Co. Ltd.	25,000	354,943
Sopra Steria Group	475,000	52,724,857
Tessi SA (a)(c)	199,798	29,645,458
The Western Union Co.	13,818,200	249,280,328
TravelSky Technology Ltd. (H Shares)	350,000	848,003
Wipro Ltd.	1,504,974	6,735,982
		465,406,569
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	196,319
Miraial Co. Ltd. (b)(c)	600,000	5,466,389
Phison Electronics Corp.	600,000	3,934,045
		9,596,753
Software - 0.3%
8K Miles Software Services Ltd. (a)	5,000	4,617
Cyient Ltd.	50,000	419,991
eBase Co. Ltd.	120,000	1,807,950
Ebix, Inc.	300,000	17,193,000
InfoVine Co. Ltd.	63,600	1,240,228
Jastec Co. Ltd.	110,000	1,085,036
Justplanning, Inc. (b)	350,000	2,205,433
KPIT Cummins Infosystems Ltd.	1,800,000	5,388,318
KSK Co., Ltd.	121,900	1,781,478
Linedata Services	10,000	343,193
Micro Focus International PLC sponsored ADR	500,084	7,671,289
Sinosoft Tech Group Ltd.	3,000,000	856,930
SurveyMonkey (b)	34,100	365,211
System Research Co. Ltd.	25,000	837,506
Toho System Science Co. Ltd.	100,000	772,810
Uchida Esco Co. Ltd. (c)	315,400	5,045,394
Zensar Technologies Ltd.	500,000	1,734,045
		48,752,429
Technology Hardware, Storage & Peripherals - 1.8%
Bluecom Co. Ltd.	55,000	189,439
Elecom Co. Ltd.	40,000	949,351
Hewlett Packard Enterprise Co.	4,800,000	73,200,000
HP, Inc.	7,000,000	168,980,000
TPV Technology Ltd.	25,000,000	2,040,309
		245,359,099

TOTAL INFORMATION TECHNOLOGY		887,444,125

MATERIALS - 1.8%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	185,000	11,821,243
CF Industries Holdings, Inc.	265,400	12,747,162
Chokwang Paint Ltd.	50,000	262,927
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	296,007
Daishin-Chemical Co. Ltd. (c)	405,295	4,647,953
Fuso Chemical Co. Ltd.	200,000	3,998,759
Green Seal Holding Ltd.	55,000	64,485
Hannong Chemicals, Inc. (c)	1,288,000	4,244,417
Isamu Paint Co. Ltd. (b)	20,000	630,124
K&S AG (b)	800,000	14,923,796
Koatsu Gas Kogyo Co. Ltd.	200,000	1,456,995
KPC Holdings Corp.	12,000	641,543
KPX Green Chemical Co. Ltd.	50,000	164,110
Kukdong Oil & Chemicals Co. Ltd.	100,000	277,388
Kunsul Chemical Industrial Co. Ltd.	5,000	102,323
Kuriyama Holdings Corp.	100,000	1,553,596
LyondellBasell Industries NV Class A	148,300	13,238,741
Nippon Soda Co. Ltd.	160,000	4,174,591
NOF Corp.	200,000	5,680,861
Nutrien Ltd.	120,000	6,352,539
Okamoto Industries, Inc.	2,000	90,043
Scientex Bhd	4,051,200	8,316,360
T&K Toka Co. Ltd.	350,000	3,350,024
Tae Kyung Industrial Co. Ltd.	675,000	3,076,249
Thai Carbon Black PCL (For. Reg.) (a)	50,000	80,293
Thai Rayon PCL NVDR	250,000	344,919
The Mosaic Co.	100,000	3,094,000
Toho Acetylene Co. Ltd.	225,000	3,068,862
Yara International ASA	850,000	36,572,042
Yip's Chemical Holdings Ltd.	3,500,000	1,053,309
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,258,313
		151,583,974
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	31,334
Ibstock PLC (e)	500,000	1,434,140
Mitani Sekisan Co. Ltd.	250,000	5,669,783
Yotai Refractories Co. Ltd.	200,000	1,386,095
		8,521,352
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	2,500,000	624,845
Chuoh Pack Industry Co. Ltd.	12,000	139,212
Crown Holdings, Inc. (a)	25,000	1,057,250
Mayr-Melnhof Karton AG	105,000	13,296,178
The Pack Corp.	75,000	2,150,264
		17,267,749
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit (b)	100,000	2,489,000
Ausdrill Ltd.	20,572,770	24,985,161
Castings PLC	75,000	370,518
Chubu Steel Plate Co. Ltd.	458,800	2,557,586
CI Resources Ltd. (d)	400,000	481,542
CK-SAN-ETSU Co. Ltd.	110,000	2,939,248
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,844,000
Labrador Iron Ore Royalty Corp.	100,000	2,172,509
Mount Gibson Iron Ltd.	25,487,603	9,746,485
Orvana Minerals Corp. (a)	50,000	5,887
Pacific Metals Co. Ltd. (b)	700,999	19,669,122
Rio Tinto PLC sponsored ADR (b)	100,000	4,929,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,033,461
Warrior Metropolitan Coal, Inc.	50,000	1,400,000
		77,623,519

TOTAL MATERIALS		254,996,594

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CorePoint Lodging, Inc.	5,000	81,850
Piedmont Office Realty Trust, Inc. Class A	413,500	7,451,270
Sabra Health Care REIT, Inc.	101,100	2,188,815
Spirit Realty Capital, Inc.	50,000	391,000
		10,112,935
Real Estate Management & Development - 0.1%
CRE, Inc.	10,000	88,270
Japan Corporate Housing Service, Inc.	25,000	172,376
Lai Sun Garment (International) Ltd.	203,741	260,329
Leopalace21 Corp.	500,000	2,087,118
LSL Property Services PLC	50,000	159,775
Nisshin Fudosan Co. Ltd. (c)	2,850,000	13,311,029
		16,078,897

TOTAL REAL ESTATE		26,191,832

UTILITIES - 2.2%
Electric Utilities - 1.8%
EVN AG	10,000	174,881
Exelon Corp.	1,900,000	83,239,000
Fjordkraft Holding ASA (a)	650,000	2,390,330
PG&E Corp.	350,000	16,383,500
PPL Corp.	4,800,134	145,924,074
Public Power Corp. of Greece (a)	25,000	37,547
		248,149,332
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	3,432,077
China Resource Gas Group Ltd.	2,000,000	7,651,158
ENN Energy Holdings Ltd.	100,000	849,916
GAIL India Ltd.	5,416,666	27,409,238
Hokuriku Gas Co.	75,000	1,962,157
K&O Energy Group, Inc.	25,000	347,632
Keiyo Gas Co. Ltd.	15,000	364,249
Seoul City Gas Co. Ltd.	100,000	7,642,419
YESCO Co. Ltd.	240,000	8,581,946
		58,240,792
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	233,920
Thessaloniki Water & Sewage SA (a)	50,000	241,254
		475,174

TOTAL UTILITIES		306,865,298

TOTAL COMMON STOCKS
(Cost $10,080,350,102)		12,409,705,008

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,153,500
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	147,471

TOTAL INDUSTRIALS		3,300,971

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	6,179,738
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	3,524,117
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,786,016)		13,004,826

Money Market Funds - 14.9%
Fidelity Cash Central Fund, 2.23% (f)	1,577,570,335	1,577,885,849
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	507,065,829	507,116,535
TOTAL MONEY MARKET FUNDS
(Cost $2,084,988,020)		2,085,002,384
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $12,176,124,138)		14,507,712,218
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(490,056,806)
NET ASSETS - 100%		$14,017,655,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,448,187 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,534,545
Fidelity Securities Lending Cash Central Fund	1,560,069
Total	$9,094,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Autohellas SA	$17,937,829	$--	$--	$--	$--	$(1,151,956)	$16,785,873
Bed Bath & Beyond, Inc.	204,157,000	5,462,312	--	1,792,000	--	(55,731,312)	153,888,000
Carbo Ceramics, Inc.	22,020,666	--	--	--	--	(10,620,900)	11,399,766
Chori Co. Ltd.	29,068,372	--	--	325,204	--	(3,178,037)	25,890,335
Daihatsu Diesel Manufacturing Co. Ltd.	21,071,949	--	--	--	--	(2,193,977)	18,877,972
Daishin-Chemical Co. Ltd.	4,575,671	763,447	--	--	--	(691,165)	4,647,953
Estore Corp.	4,319,635	--	184,050	--	55,938	59,434	4,250,957
Fuji Corp.	16,821,807	--	--	169,593	--	(3,873,827)	12,947,980
Fujimak Corp.	7,377,543	--	--	--	--	(212,036)	7,165,507
G-Tekt Corp.	46,772,794	825,260	--	483,098	--	(8,773,664)	38,824,390
GameStop Corp. Class A	144,087,996	--	--	3,799,683	--	1,899,842	145,987,838
Gendai Agency, Inc.	4,074,587	--	--	81,448	--	(368,290)	3,706,297
GNC Holdings, Inc. Class A	18,887,928	--	--	--	--	2,969,800	21,857,728
Green Cross Co. Ltd.	5,010,956	368,227	--	--	--	213,585	5,592,768
Guess?, Inc.	130,557,856	--	--	1,296,360	--	(8,181,472)	122,376,384
Gwangju Shinsegae Co. Ltd.	18,101,973	--	--	--	--	(3,807,661)	14,294,312
Hannong Chemicals, Inc.	5,112,810	--	--	--	--	(868,393)	4,244,417
HF Co.	1,873,299	--	--	--	--	(420,675)	1,452,624
Hibbett Sports, Inc.	26,399,385	--	--	--	--	(6,303,644)	20,095,741
Houston Wire & Cable Co.	10,788,000	--	--	--	--	(2,359,875)	8,428,125
Jinro Distillers Co. Ltd.	14,372,906	--	--	--	--	(690,566)	13,682,340
Kamei Corp.	29,354,738	--	--	209,609	--	(5,085,673)	24,269,065
Lacroix SA	11,886,806	--	--	--	--	(1,439,153)	10,447,653
MegaStudy Co. Ltd.	14,593,862	--	--	--	--	(5,639,188)	8,954,674
MegaStudyEdu Co. Ltd.	31,166,266	--	--	--	--	(14,443,002)	16,723,264
Miraial Co. Ltd.	6,111,881	--	--	--	--	(645,492)	5,466,389
Nisshin Fudosan Co. Ltd.	17,561,597	--	--	--	--	(4,250,568)	13,311,029
Peyto Exploration & Development Corp.	102,801,079	--	--	1,463,031	--	(1,028,677)	101,772,402
Sansei Co. Ltd.	2,888,700	--	--	--	--	260,146	3,148,846
Satsudora Holdings Co. Ltd.	7,630,461	--	--	--	--	(388,027)	7,242,434
TBK Co. Ltd.	8,242,186	--	--	114,985	--	(888,085)	7,354,101
Tessi SA	42,638,167	--	--	--	--	(12,992,709)	29,645,458
Tokatsu Holdings Co. Ltd.	1,202,880	--	--	--	--	(61,833)	1,141,047
Treasure Factory Co. Ltd.	6,322,944	--	159,283	56,396	(102,523)	(908,481)	5,152,657
Uchida Esco Co. Ltd.	4,831,912	--	--	--	--	213,482	5,045,394
Yorozu Corp.	29,416,018	--	--	428,863	--	(3,269,556)	26,146,462
Zappallas, Inc.	3,698,967	--	--	--	--	15,306	3,714,273
Total	$1,073,739,426	$7,419,246	$343,333	$10,220,270	$(46,585)	$(154,836,299)	$925,932,455

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$805,992,772	$727,997,800	$77,994,972	$--
Consumer Discretionary	2,339,941,280	2,334,809,016	--	5,132,264
Consumer Staples	556,212,357	528,771,295	27,441,062	--
Energy	1,388,495,055	1,221,784,846	166,710,209	--
Financials	1,845,154,235	1,561,928,702	283,225,533	--
Health Care	2,801,968,882	2,800,351,674	1,617,208	--
Industrials	1,199,743,549	820,029,997	379,689,318	24,234
Information Technology	887,444,125	880,708,143	6,735,982	--
Materials	261,176,332	241,025,668	19,669,122	481,542
Real Estate	26,191,832	26,191,832	--	--
Utilities	310,389,415	310,389,415	--	--
Money Market Funds	2,085,002,384	2,085,002,384	--	--
Total Investments in Securities:	$14,507,712,218	$13,538,990,772	$963,083,406	$5,638,040

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

October 31, 2018

ZTO-QTLY-1218
1.9881589.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,883	$88,450
Verizon Communications, Inc.	3,655	208,664
		297,114
Entertainment - 0.5%
GAMEVIL, Inc. (a)	7	313
The Walt Disney Co.	226	25,952
Viacom, Inc.:
Class A	1,921	67,946
Class B (non-vtg.)	1,441	46,083
		140,294
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	72	78,522
AuFeminin.com SA (a)	203	9,075
Kakaku.com, Inc.	1,211	21,969
Yahoo! Japan Corp.	10,800	33,694
YY, Inc. ADR (a)	1,561	99,748
Zappallas, Inc. (a)	2,600	8,779
		251,787
Media - 1.6%
AMC Networks, Inc. Class A (a)	300	17,574
Comcast Corp. Class A	5,282	201,455
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,029
Discovery Communications, Inc. Class A (a)	5,642	182,744
DMS, Inc.	500	7,210
F@N Communications, Inc.	400	2,219
Gendai Agency, Inc.	1,500	6,541
Hyundai HCN	4,802	17,676
Ipsos SA	7	187
Multiplus SA	900	6,104
Nippon BS Broadcasting Corp.	200	2,170
Nippon Television Network Corp.	147	2,348
Pico Far East Holdings Ltd.	6,000	2,028
Proto Corp.	100	1,325
SMG PLC	7	34
Television Broadcasts Ltd.	2,700	5,695
WOWOW INC.	400	11,610
		467,949
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	22,094

TOTAL COMMUNICATION SERVICES		1,179,238

CONSUMER DISCRETIONARY - 16.7%
Auto Components - 2.3%
Adient PLC (b)	237	7,210
Cooper Tire & Rubber Co.	1,441	44,512
Dongah Tire & Rubber Co. Ltd.	29	798
Eagle Industry Co. Ltd.	395	4,603
Fukoku Co. Ltd.	200	1,634
G-Tekt Corp.	6,200	87,531
Gentex Corp.	325	6,841
Hi-Lex Corp.	463	9,725
Hyundai Mobis	2,221	369,842
IJT Technology Holdings Co. Ltd.	2,900	17,939
INFAC Corp.	71	205
Piolax, Inc.	1,100	24,001
Seoyon Co. Ltd.	345	1,017
Seoyon E-Hwa Co., Ltd.	1,646	5,763
TBK Co. Ltd.	400	1,634
TPR Co. Ltd.	2,000	48,761
Yorozu Corp.	3,500	49,413
		681,429
Automobiles - 0.7%
Audi AG	62	52,106
Fiat Chrysler Automobiles NV	96	1,451
Fiat Chrysler Automobiles NV	3,037	46,266
General Motors Co.	3,001	109,807
Harley-Davidson, Inc.	3	115
		209,745
Distributors - 0.2%
Chori Co. Ltd.	1,000	16,529
Doshisha Co. Ltd.	800	16,484
Harima-Kyowa Co. Ltd.	100	1,303
Nakayamafuku Co. Ltd.	100	547
Yagi & Co. Ltd.	700	10,546
		45,409
Diversified Consumer Services - 0.7%
Asante, Inc.	100	1,993
Heian Ceremony Service Co. Ltd.	1,200	9,497
Kukbo Design Co. Ltd.	14	146
MegaStudy Co. Ltd.	2,610	21,502
MegaStudyEdu Co. Ltd.	2,515	40,117
Multicampus Co. Ltd.	35	1,189
Tsukada Global Holdings, Inc.	2,700	14,429
Weight Watchers International, Inc. (a)	1,861	123,012
		211,885
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	52	2,254
Hiday Hidaka Corp.	360	7,013
Koshidaka Holdings Co. Ltd.	2,000	23,273
Kura Corp. Ltd.	200	11,592
Retail Food Group Ltd.	2,910	762
St. Marc Holdings Co. Ltd.	500	11,885
The Restaurant Group PLC	16,655	51,348
Whitbread PLC	1	56
Wyndham Destinations, Inc.	3	108
Wyndham Hotels & Resorts, Inc.	3	148
		108,439
Household Durables - 0.8%
Ace Bed Co. Ltd.	600	13,067
Emak SpA	409	567
FJ Next Co. Ltd.	1,900	14,060
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	600	3,274
Hamilton Beach Brands Holding Co.:
Class A	104	2,415
Class B	104	2,415
Helen of Troy Ltd. (a)	1,321	163,963
Q.E.P. Co., Inc.	24	641
Sanyo Housing Nagoya Co. Ltd.	1,700	15,066
Tupperware Brands Corp.	323	11,337
		226,805
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100	1,048
CROOZ, Inc. (a)	100	2,209
Hyundai Home Shopping Network Corp.	7	599
NS Shopping Co. Ltd.	30	284
Trade Maine Group Ltd.	34	108
		4,248
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,100	22,734
Media - 0.0%
Liberty Latin America Ltd. Class A (a)	5	90
Multiline Retail - 0.4%
Grazziotin SA	200	1,209
Lifestyle China Group Ltd. (a)	30,000	12,127
Lifestyle International Holdings Ltd.	31,000	53,525
Macy's, Inc.	1,200	41,148
Treasure Factory Co. Ltd.	1,300	7,881
Watts Co. Ltd.	600	4,653
		120,543
Specialty Retail - 9.7%
ABC-MART, Inc.	100	5,849
Arc Land Sakamoto Co. Ltd.	900	11,845
AT-Group Co. Ltd.	1,837	42,573
AutoNation, Inc. (a)	840	34,003
Beacon Lighting Group Ltd.	17	17
Bed Bath & Beyond, Inc.	13,460	184,940
Best Buy Co., Inc.	9,124	640,140
DongAh Tire & Rubber Co. Ltd. (a)	39	460
Dunelm Group PLC	244	1,860
Ff Group (a)(c)	2,761	12,009
Fuji Corp.	1,699	31,169
GameStop Corp. Class A	12,347	180,266
Genesco, Inc. (a)	720	30,809
GNC Holdings, Inc. Class A (a)(b)	14,261	52,480
Goldlion Holdings Ltd.	22,000	8,669
Guess?, Inc.	8,345	177,248
Handsman Co. Ltd.	1,700	16,543
Hibbett Sports, Inc. (a)	2,462	43,011
JB Hi-Fi Ltd. (b)	1,681	27,379
John David Group PLC	80,912	422,271
K's Holdings Corp.	10,000	126,379
Ku Holdings Co. Ltd.	900	7,402
Lookers PLC	764	933
Mandarake, Inc.	100	592
Nafco Co. Ltd.	200	3,208
Nitori Holdings Co. Ltd.	2,200	287,296
Oriental Watch Holdings Ltd.	4,000	888
Padini Holdings Bhd	1,800	2,417
Sacs Bar Holdings, Inc.	800	7,090
Sally Beauty Holdings, Inc. (a)	11,404	203,105
Samse SA	65	9,056
Silvano Fashion Group A/S	7	21
Sports Direct International PLC (a)	68	284
The Buckle, Inc.	514	10,486
Tokatsu Holdings Co. Ltd.	100	456
Truworths International Ltd.	228	1,251
Urban Outfitters, Inc. (a)	2,281	90,008
Vita Group Ltd.	18	13
Vitamin Shoppe, Inc. (a)	104	808
Williams-Sonoma, Inc.	2,641	156,823
		2,832,057
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,000	510
Embry Holdings Ltd.	1,000	318
Fossil Group, Inc. (a)	4,470	97,044
Gerry Weber International AG (Bearer)	1,501	4,939
Grendene SA	300	588
Handsome Co. Ltd.	17	542
Magni-Tech Industries Bhd	4,500	4,786
Michael Kors Holdings Ltd. (a)	4,562	252,780
Sitoy Group Holdings Ltd.	6,000	1,890
Texwinca Holdings Ltd.	2,000	678
Vera Bradley, Inc. (a)	2,281	30,086
Youngone Holdings Co. Ltd.	176	9,471
Yue Yuen Industrial (Holdings) Ltd.	5,000	13,676
		417,308

TOTAL CONSUMER DISCRETIONARY		4,880,692

CONSUMER STAPLES - 4.8%
Beverages - 0.9%
A.G. Barr PLC	968	9,453
Britvic PLC	16,730	169,150
C&C Group PLC	309	1,148
Jinro Distillers Co. Ltd.	1,256	32,859
Lucas Bols BV (d)	82	1,467
Olvi PLC (A Shares)	68	2,280
Spritzer Bhd	200	100
Willamette Valley Vineyards, Inc.	3	22
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	14,600	30,980
		247,459
Food & Staples Retailing - 1.7%
Amsterdam Commodities NV	1,501	31,486
Belc Co. Ltd.	100	5,105
Dong Suh Companies, Inc.	1,200	19,614
Genky DrugStores Co. Ltd.	800	25,879
Halows Co. Ltd.	100	2,186
J Sainsbury PLC	136	541
Kroger Co.	4,802	142,908
MARR SpA	1,921	46,519
OM2 Network Co. Ltd.	200	2,246
Retail Partners Co. Ltd.	1,200	13,698
Satsudora Holdings Co. Ltd.	800	14,485
Shoei Foods Corp.	100	3,837
Tesco PLC	24,191	65,882
Thai President Foods PCL	43	207
United Natural Foods, Inc. (a)	989	21,491
Valor Holdings Co. Ltd.	1,600	34,386
Walgreens Boots Alliance, Inc.	956	76,260
		506,730
Food Products - 0.9%
Ajinomoto Malaysia Bhd	3,000	13,192
B&G Foods, Inc. Class A (b)	720	18,749
Bakkafrost	286	16,061
Bell AG	50	15,688
Binggrea Co. Ltd.	10	621
Carr's Group PLC	4,948	9,487
Changshouhua Food Co. Ltd.	1,000	342
Cranswick PLC	970	35,832
Dean Foods Co.	34	272
Fresh Del Monte Produce, Inc.	1,405	46,407
Kaneko Seeds Co. Ltd.	100	1,289
Kaveri Seed Co. Ltd. (a)	400	2,695
Kawan Food Bhd	133	58
Kwality Ltd. (a)	100	9
Lassonde Industries, Inc. Class A (sub. vtg.)	120	21,165
London Biscuits Bhd (a)	2,700	355
Pickles Corp.	100	1,984
Prima Meat Packers Ltd.	228	4,302
S Foods, Inc.	600	24,221
Select Harvests Ltd.	3,451	12,610
Thai Wah PCL	300	76
The Hain Celestial Group, Inc. (a)	1,561	38,838
The J.M. Smucker Co.	63	6,824
Toyo Sugar Refining Co. Ltd.	200	1,989
Valsoia SpA	42	607
		273,673
Personal Products - 1.0%
Asaleo Care Ltd.	682	338
Hengan International Group Co. Ltd.	4,133	32,729
USANA Health Sciences, Inc. (a)	2,221	259,901
		292,968
Tobacco - 0.3%
KT&G Corp.	756	67,252
Scandinavian Tobacco Group A/S (d)	960	14,567
		81,819

TOTAL CONSUMER STAPLES		1,402,649

ENERGY - 8.1%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	170	573
Carbo Ceramics, Inc. (a)(b)	5,667	27,372
Diamond Offshore Drilling, Inc. (a)	926	13,131
Ensco PLC Class A	9,604	68,573
Geospace Technologies Corp. (a)	1,122	14,283
GulfMark Offshore, Inc. (a)	4	135
GulfMark Offshore, Inc. warrants 11/14/24 (a)	50	93
National Oilwell Varco, Inc.	480	17,664
Oceaneering International, Inc. (a)	1,274	24,130
Prosafe ASA (a)	68	201
Shinko Plantech Co. Ltd.	4,300	40,052
Tecnicas Reunidas SA	291	7,828
Transocean Ltd. (United States) (a)(b)	2,037	22,427
		236,462
Oil, Gas & Consumable Fuels - 7.3%
Alvopetro Energy Ltd. (a)	1,900	736
Baytex Energy Corp. (a)	3,087	6,308
Birchcliff Energy Ltd.	7,203	22,707
Bonavista Energy Corp.	34	32
Bonterra Energy Corp.	617	6,941
Chevron Corp.	1,080	120,582
China Petroleum & Chemical Corp. (H Shares)	480,667	391,540
CNOOC Ltd. sponsored ADR	123	20,818
ConocoPhillips Co.	6,002	419,540
Contango Oil & Gas Co. (a)	170	859
Denbury Resources, Inc. (a)	7,409	25,561
Enagas SA	7,203	191,235
Fuji Kosan Co. Ltd.	100	553
Husky Energy, Inc.	10,324	145,945
Imperial Oil Ltd.	864	26,987
International Seaways, Inc. (a)	7	151
Motor Oil (HELLAS) Corinth Refineries SA	581	13,754
Murphy Oil Corp.	3,121	99,435
NACCO Industries, Inc. Class A	219	7,564
Oil & Natural Gas Corp. Ltd.	86,700	179,648
Oil India Ltd.	200	534
Peyto Exploration & Development Corp.	21,608	176,285
San-Ai Oil Co. Ltd.	200	2,161
Ship Finance International Ltd. (NY Shares)	7	88
Thai Oil PCL (For. Reg.)	400	1,022
Total SA sponsored ADR	3,823	224,028
Tsakos Energy Navigation Ltd.	307	1,013
Whiting Petroleum Corp. (a)	960	35,808
World Fuel Services Corp.	840	26,880
		2,148,715

TOTAL ENERGY		2,385,177

FINANCIALS - 15.1%
Banks - 5.3%
Cambridge Bancorp	3	257
Central Valley Community Bancorp	17	344
Citizens Financial Services, Inc.	8	490
Erste Group Bank AG	3	122
F & M Bank Corp.	214	7,233
Gunma Bank Ltd.	12,215	55,427
Hiroshima Bank Ltd.	1,916	11,869
JPMorgan Chase & Co.	3,121	340,251
Mitsubishi UFJ Financial Group, Inc.	40,783	246,839
NIBC Holding NV	1,297	11,810
Nordea Bank ABP (a)	69	600
OFG Bancorp	4,229	72,274
Ogaki Kyoritsu Bank Ltd.	100	2,220
San ju San Financial Group, Inc.	632	11,219
Skandiabanken ASA (d)	1,441	14,359
Sparebank 1 Oestlandet	2,401	24,950
Sumitomo Mitsui Financial Group, Inc.	9,567	372,492
The Keiyo Bank Ltd.	658	4,811
The San-In Godo Bank Ltd.	3,575	27,184
Unicaja Banco SA (d)	14,406	18,454
Van Lanschot NV (Bearer)	55	1,349
Wells Fargo & Co.	5,402	287,548
Yamaguchi Financial Group, Inc.	4,538	47,980
		1,560,082
Capital Markets - 1.2%
ABG Sundal Collier ASA	1,023	613
Apollo Global Management LLC Class A	951	27,978
Brighthouse Financial, Inc. (a)	729	28,890
Edify SA (a)	7	440
Franklin Resources, Inc.	206	6,283
Goldman Sachs Group, Inc.	240	54,089
Morgan Stanley	1,614	73,695
The Blackstone Group LP	5,176	167,495
		359,483
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	24,000	20,046
Credit Corp. Group Ltd.	36	486
Discover Financial Services	2,401	167,278
Santander Consumer U.S.A. Holdings, Inc.	614	11,513
Synchrony Financial	4,322	124,819
		324,142
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	1,300	72,238
Granite Point Mortgage Trust, Inc.	9	167
IBJ Leasing Co. Ltd.	363	9,124
Kyushu Railway Co.	500	15,332
NICE Holdings Co. Ltd.	156	2,345
Ricoh Leasing Co. Ltd.	2,600	85,372
Tokyo Century Corp.	3,300	176,940
		361,518
Insurance - 6.0%
AFLAC, Inc.	9,604	413,644
ASR Nederland NV	2,401	109,215
Assurant, Inc.	480	46,661
Chubb Ltd.	720	89,935
Db Insurance Co. Ltd.	3,061	192,620
Genworth Financial, Inc. Class A (a)	18,165	77,746
Hannover Reuck SE	108	14,569
Hyundai Fire & Marine Insurance Co. Ltd.	900	32,971
Kansas City Life Insurance Co.	1	39
MetLife, Inc.	11,765	484,600
National Western Life Group, Inc.	31	8,348
NN Group NV	4,075	175,391
Prudential Financial, Inc.	534	50,079
Sony Financial Holdings, Inc.	2,400	55,367
		1,751,185
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	749
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,500	7,843
Genworth MI Canada, Inc.	1,080	35,449
Genworth Mortgage Insurance Ltd.	7,805	12,436
Hingham Institution for Savings	7	1,425
		57,153

TOTAL FINANCIALS		4,414,312

HEALTH CARE - 24.9%
Biotechnology - 7.6%
AbbVie, Inc.	2,401	186,918
Amgen, Inc.	4,622	891,075
Biogen, Inc. (a)	1,020	310,355
Celgene Corp. (a)	29	2,076
Cell Biotech Co. Ltd.	360	7,872
Essex Bio-Technology Ltd.	6,000	3,902
Gilead Sciences, Inc.	4,362	297,401
United Therapeutics Corp. (a)	4,802	532,350
		2,231,949
Health Care Equipment & Supplies - 0.6%
Ansell Ltd.	1,200	19,698
Fukuda Denshi Co. Ltd.	1,300	82,031
Medikit Co. Ltd.	100	5,406
Nakanishi, Inc.	1,200	28,108
Paramount Bed Holdings Co. Ltd.	100	4,214
St.Shine Optical Co. Ltd.	2,000	35,529
Value Added Technology Co. Ltd.	52	1,030
Varex Imaging Corp. (a)	240	6,230
		182,246
Health Care Providers & Services - 14.4%
Aetna, Inc.	2,881	571,590
Amedisys, Inc. (a)	1,145	125,950
Anthem, Inc.	6,603	1,819,589
Chemed Corp.	401	122,036
CVS Health Corp.	2,881	208,556
Humana, Inc.	1,200	384,492
MEDNAX, Inc. (a)	960	39,638
Quest Diagnostics, Inc.	600	56,466
Saint-Care Holding Corp.	300	1,598
Sigma Healthcare Ltd.	11,412	4,202
Tokai Corp.	1,000	20,180
Uchiyama Holdings Co. Ltd.	1,400	6,018
UnitedHealth Group, Inc.	3,121	815,673
Universal Health Services, Inc. Class B	132	16,046
		4,192,034
Health Care Technology - 0.1%
Pharmagest Interactive	648	37,505
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	600	12,043
ICON PLC (a)	384	53,023
		65,066
Pharmaceuticals - 2.0%
Apex Healthcare Bhd	500	931
AstraZeneca PLC sponsored ADR	1,921	74,496
Biofermin Pharmaceutical Co. Ltd.	100	2,550
Bliss Gvs Pharma Ltd. (a)	200	457
Dawnrays Pharmaceutical Holdings Ltd.	28,534	6,550
DongKook Pharmaceutical Co. Ltd.	114	5,545
Genomma Lab Internacional SA de CV (a)	6,900	4,433
GlaxoSmithKline PLC	57	1,104
Indivior PLC (a)	4,397	10,586
Johnson & Johnson	2,067	289,359
Korea United Pharm, Inc.	90	1,763
Lee's Pharmaceutical Holdings Ltd.	21,500	16,066
Luye Pharma Group Ltd.	1,500	1,157
Nippon Chemiphar Co. Ltd.	100	3,687
Novo Nordisk A/S Series B sponsored ADR	600	25,908
PT Tempo Scan Pacific Tbk	300	27
Sanofi SA sponsored ADR	351	15,697
Stallergenes Greer PLC (a)	144	4,420
Taro Pharmaceutical Industries Ltd. (a)	840	83,588
Towa Pharmaceutical Co. Ltd.	400	30,912
Vetoquinol SA	7	392
Vivimed Labs Ltd. (a)	200	105
		579,733

TOTAL HEALTH CARE		7,288,533

INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Austal Ltd.	205	260
SIFCO Industries, Inc. (a)	25	123
The Lisi Group	3	88
		471
Air Freight & Logistics - 0.1%
AIT Corp.	2,200	20,667
CTI Logistics Ltd.	291	198
Onelogix Group Ltd.	2,727	697
SBS Co. Ltd.	300	3,802
		25,364
Building Products - 0.1%
InnoTec TSS AG	33	445
Nihon Dengi Co. Ltd.	400	10,511
Noda Corp.	700	6,421
Sekisui Jushi Corp.	1,100	19,956
		37,333
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	2,400	1,405
Calian Technologies Ltd.	543	10,687
Civeo Corp. (a)	7,070	20,150
Matsuda Sangyo Co. Ltd.	100	1,239
Mitie Group PLC	2,793	5,187
Prestige International, Inc.	2,700	30,725
Riverstone Holdings Ltd.	100	86
VSE Corp.	579	18,157
		87,636
Construction & Engineering - 0.3%
Arcadis NV	1,200	16,242
Boustead Projs. Pte Ltd.	1,700	1,000
Boustead Singapore Ltd.	15,600	8,785
Geumhwa PSC Co. Ltd.	1	27
Meisei Industrial Co. Ltd.	1,100	8,296
Monadelphous Group Ltd.	7	71
Nippon Rietec Co. Ltd.	900	11,685
Seikitokyu Kogyo Co. Ltd.	500	2,854
Shinnihon Corp.	100	948
Sumitomo Densetsu Co. Ltd.	155	2,452
Toshiba Plant Systems & Services Corp.	1,490	30,477
		82,837
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	100	2,814
Aros Quality Group AB	2,048	32,451
Canare Electric Co. Ltd.	130	2,324
Eaton Corp. PLC	770	55,186
Hammond Power Solutions, Inc. Class A	771	3,467
Holding Co. ADMIE IPTO SA	17	31
Somfy SA	35	2,708
		98,981
Industrial Conglomerates - 0.1%
Lifco AB	191	8,119
Mytilineos Holdings SA	2,041	18,055
Nolato AB Series B	24	1,105
Reunert Ltd.	205	1,108
		28,387
Machinery - 0.6%
Conrad Industries, Inc. (a)	1	18
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,336
Daiwa Industries Ltd.	2,600	27,444
Fujimak Corp.	1,600	13,981
Fukushima Industries Corp.	100	4,555
Global Brass & Copper Holdings, Inc.	477	15,083
Haitian International Holdings Ltd.	7,000	13,657
Hy-Lok Corp.	68	1,362
Ihara Science Corp.	463	8,162
Luxfer Holdings PLC sponsored	3	69
Momentum Group AB Class B	922	9,269
Nakano Refrigerators Co. Ltd.	200	10,688
Nansin Co. Ltd.	200	876
Sakura Rubber Co. Ltd. (b)	100	5,193
Sansei Co. Ltd.	1,000	3,705
Semperit AG Holding (a)	614	10,154
SIMPAC, Inc.	2,900	6,011
Teikoku Sen-I Co. Ltd.	1,100	24,138
		159,701
Marine - 0.0%
Japan Transcity Corp.	2,443	9,548
Professional Services - 1.7%
ABIST Co. Ltd.	332	10,872
Akka Technologies SA	1,561	103,078
Bertrandt AG	480	39,742
Career Design Center Co. Ltd.	100	1,363
CBIZ, Inc. (a)	325	7,209
Dun & Bradstreet Corp.	1,441	205,025
Harvey Nash Group PLC	205	341
McMillan Shakespeare Ltd.	6,242	72,934
Robert Half International, Inc.	763	46,184
WDB Holdings Co. Ltd.	400	11,149
		497,897
Road & Rail - 0.6%
Autohellas SA	1,561	40,312
Daqin Railway Co. Ltd. (A Shares)	98,900	114,274
Higashi Twenty One Co. Ltd.	100	448
Nikkon Holdings Co. Ltd.	132	3,194
SENKO Co. Ltd.	200	1,551
STEF-TFE Group	7	641
Tohbu Network Co. Ltd.	100	923
Utoc Corp.	3,100	14,918
		176,261
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	1,921	96,204
Bergman & Beving AB (B Shares)	1,501	14,090
Canox Corp.	800	6,792
Green Cross Co. Ltd.	1,000	10,059
HERIGE	41	1,124
Houston Wire & Cable Co. (a)	3,238	20,238
Howden Joinery Group PLC	102	612
iMarketKorea, Inc.	7	40
Itochu Corp.	43,354	804,042
Kamei Corp.	5,007	57,864
Meiwa Corp.	1,600	6,154
Mitani Shoji Co. Ltd.	1,600	76,288
Pla Matels Corp.	200	1,021
Rasa Corp.	100	830
Shinsho Corp.	132	3,249
Yuasa Trading Co. Ltd.	1,600	52,537
		1,151,144
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200	1,262
Qingdao Port International Co. Ltd. (a)(d)	10,583	6,208
		7,470

TOTAL INDUSTRIALS		2,363,030

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.0%
HF Co.	153	988
Electronic Equipment & Components - 0.5%
Casa Systems, Inc. (a)	194	2,794
Daido Signal Co. Ltd.	1,000	5,220
Dell Technologies, Inc. (a)	443	40,043
Elematec Corp.	800	17,101
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,000	10,181
Intelligent Digital Integrated Security Co. Ltd.	88	1,496
Kingboard Chemical Holdings Ltd.	3,000	8,034
Lacroix SA	163	4,523
Makus, Inc.	205	682
PAX Global Technology Ltd.	2,000	984
Riken Kieki Co. Ltd.	1,300	25,646
Simplo Technology Co. Ltd.	3,000	17,393
TE Connectivity Ltd.	81	6,109
		140,206
IT Services - 2.3%
Amdocs Ltd.	3,001	189,873
Avant Corp.	200	2,739
Cielo SA	1,400	4,966
Computer Services, Inc.	3	150
Data#3 Ltd.	341	362
E-Credible Co. Ltd.	104	1,431
eClerx Services Ltd. (a)	300	4,316
Estore Corp.	200	1,767
Future Corp.	800	10,883
Korea Information & Communication Co. Ltd. (a)	780	6,699
Leidos Holdings, Inc.	20	1,296
Neurones	7	166
Persistent Systems Ltd.	300	2,297
Shinsegae Information & Communication Co. Ltd.	19	2,281
Sopra Steria Group	1,200	133,200
Tessi SA (a)	50	7,419
The Western Union Co.	17,037	307,347
Wipro Ltd.	3,100	13,875
		691,067
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	134
KLA-Tencor Corp.	14	1,282
Miraial Co. Ltd.	1,500	13,666
Phison Electronics Corp.	1,000	6,557
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	840	32,004
		53,643
Software - 0.3%
eBase Co. Ltd.	200	3,013
Ebix, Inc.	720	41,263
InfoVine Co. Ltd.	43	839
Jastec Co. Ltd.	100	986
Justplanning, Inc.	300	1,890
KPIT Cummins Infosystems Ltd.	3,700	11,076
KSK Co., Ltd.	100	1,461
Micro Focus International PLC sponsored ADR	1,054	16,168
Uchida Esco Co. Ltd.	96	1,536
Zensar Technologies Ltd.	1,000	3,468
		81,700
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	360	78,790
Hewlett Packard Enterprise Co.	15,966	243,482
HP, Inc.	17,047	411,515
Seagate Technology LLC	2,862	115,138
TPV Technology Ltd.	22,000	1,795
		850,720

TOTAL INFORMATION TECHNOLOGY		1,818,324

MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	400	25,559
CF Industries Holdings, Inc.	637	30,595
Chokwang Paint Ltd.	34	179
Chugoku Marine Paints Ltd.	1,700	13,665
Daishin-Chemical Co. Ltd.	603	6,915
Fuso Chemical Co. Ltd.	400	7,998
K&S AG	2,041	38,074
KPX Green Chemical Co. Ltd.	34	112
Kuriyama Holdings Corp.	100	1,554
LyondellBasell Industries NV Class A	356	31,780
Nippon Soda Co. Ltd.	250	6,523
NOF Corp.	100	2,840
Nutrien Ltd.	288	15,246
Scientex Bhd	7,100	14,575
T&K Toka Co. Ltd.	600	5,743
Tae Kyung Industrial Co. Ltd.	614	2,798
Toho Acetylene Co. Ltd.	200	2,728
Yara International ASA	2,041	87,816
Yip's Chemical Holdings Ltd.	2,000	602
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,341
		309,643
Construction Materials - 0.0%
Ibstock PLC (d)	334	958
Mitani Sekisan Co. Ltd.	400	9,072
		10,030
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	240	30,391
The Pack Corp.	200	5,734
		36,125
Metals & Mining - 0.5%
Ausdrill Ltd.	44,808	54,418
Castings PLC	51	252
Chubu Steel Plate Co. Ltd.	300	1,672
CI Resources Ltd. (c)	16	19
CK-SAN-ETSU Co. Ltd.	200	5,344
Compania de Minas Buenaventura SA sponsored ADR	481	6,657
Mount Gibson Iron Ltd.	24,238	9,269
Orvana Minerals Corp. (a)	34	4
Pacific Metals Co. Ltd.	1,600	44,894
Rio Tinto PLC sponsored ADR (b)	123	6,063
Teck Resources Ltd. Class B (sub. vtg.)	7	145
		128,737

TOTAL MATERIALS		484,535

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	334	36,319
Piedmont Office Realty Trust, Inc. Class A	726	13,083
Public Storage	168	34,519
Sabra Health Care REIT, Inc.	70	1,516
Ventas, Inc.	46	2,670
		88,107
Real Estate Management & Development - 0.1%
Leopalace21 Corp.	900	3,757
Nisshin Fudosan Co. Ltd.	6,800	31,760
		35,517

TOTAL REAL ESTATE		123,624

UTILITIES - 1.7%
Electric Utilities - 1.3%
EVN AG	7	122
Exelon Corp.	4,562	199,861
Fjordkraft Holding ASA (a)	1,561	5,740
PG&E Corp.	244	11,422
PPL Corp.	5,125	155,800
Public Power Corp. of Greece (a)	17	26
		372,971
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	210	6,552
China Resource Gas Group Ltd.	4,000	15,302
GAIL India Ltd.	11,200	56,674
K&O Energy Group, Inc.	100	1,391
Seoul City Gas Co. Ltd.	176	13,451
YESCO Co. Ltd.	576	20,597
		113,967
Water Utilities - 0.0%
Manila Water Co., Inc.	300	140

TOTAL UTILITIES		487,078

TOTAL COMMON STOCKS
(Cost $25,955,879)		26,827,192

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,125
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	103

TOTAL INDUSTRIALS		2,228

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	966	10,854
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	800	5,639
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,152)		18,721

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 2.23% (e)	2,304,748	2,305,209
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	164,576	164,593
TOTAL MONEY MARKET FUNDS
(Cost $2,469,802)		2,469,802
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $28,447,833)		29,315,715
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(71,146)
NET ASSETS - 100%		$29,244,569

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,013 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,553
Fidelity Securities Lending Cash Central Fund	1,139
Total	$13,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,179,238	$1,145,544	$33,694	$--
Consumer Discretionary	4,880,692	4,868,683	--	12,009
Consumer Staples	1,402,649	1,336,767	65,882	--
Energy	2,385,177	1,993,637	391,540	--
Financials	4,414,312	3,739,614	674,698	--
Health Care	7,288,533	7,287,429	1,104	--
Industrials	2,365,258	1,561,216	804,042	--
Information Technology	1,818,324	1,804,449	13,875	--
Materials	495,389	450,476	44,894	19
Real Estate	123,624	123,624	--	--
Utilities	492,717	492,717	--	--
Money Market Funds	2,469,802	2,469,802	--	--
Total Investments in Securities:	$29,315,715	$27,273,958	$2,029,729	$12,028

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

October 31, 2018

LPSK6-QTLY-1218
1.9883996.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	1,007	$30,895
Entertainment - 2.4%
Activision Blizzard, Inc.	8,344	576,153
Twenty-First Century Fox, Inc. Class A	976,909	44,468,898
Viacom, Inc. Class B (non-vtg.)	76,698	2,452,802
		47,497,853
Interactive Media & Services - 0.5%
Alphabet, Inc. Class C (a)	534	574,995
Yahoo! Japan Corp.	2,633,200	8,215,054
		8,790,049
Media - 1.1%
Comcast Corp. Class A	161,020	6,141,303
Corus Entertainment, Inc. Class B (non-vtg.)	35,691	134,473
Discovery Communications, Inc.:
Class A (a)(b)	161,041	5,216,118
Class C (non-vtg.) (a)	30,416	891,493
DISH Network Corp. Class A (a)	12,506	384,434
Entercom Communications Corp. Class A	3,024	19,626
Gannett Co., Inc.	64,398	624,661
Harte-Hanks, Inc. (a)	3,536	19,377
Hyundai HCN	153,655	565,601
Informa PLC	25,909	236,322
Intage Holdings, Inc.	201,400	1,733,145
MSG Network, Inc. Class A (a)	17,612	449,987
Multiplus SA	30,300	205,501
Omnicom Group, Inc.	3,000	222,960
Pico Far East Holdings Ltd.	1,044,000	352,795
Proto Corp.	14,400	190,792
RKB Mainichi Broadcasting Corp.	2,600	137,103
Saga Communications, Inc. Class A	24,025	841,836
Sky Network Television Ltd.	355,985	520,348
STW Group Ltd.	249,698	99,021
Tegna, Inc.	71,487	824,960
Television Broadcasts Ltd.	119,500	252,046
TOW Co. Ltd.	111,500	811,286
TVA Group, Inc. Class B (non-vtg.) (a)	169,465	251,021
WOWOW INC.	11,200	325,076
		21,451,285

TOTAL COMMUNICATION SERVICES		77,770,082

CONSUMER DISCRETIONARY - 20.4%
Auto Components - 1.0%
Adient PLC (b)	30,346	923,125
ASTI Corp.	11,000	186,104
Autoliv, Inc.	990	82,507
Cooper Tire & Rubber Co.	78,991	2,440,032
ElringKlinger AG (b)	42,492	360,483
G-Tekt Corp.	9,400	132,709
Gentex Corp.	153,425	3,229,596
GUD Holdings Ltd.	16,809	146,887
Hi-Lex Corp.	83,200	1,747,543
Lear Corp.	1,152	153,101
Murakami Corp.	50,100	1,207,710
Nippon Seiki Co. Ltd.	160,700	2,825,620
Piolax, Inc.	118,200	2,579,061
S&T Holdings Co. Ltd.	53,202	580,513
Samsung Climate Control Co. Ltd.	28,201	220,714
SJM Co. Ltd.	50	130
Strattec Security Corp.	22,433	755,992
Sungwoo Hitech Co. Ltd.	149,030	454,535
TBK Co. Ltd.	43,900	179,358
Yachiyo Industry Co. Ltd.	54,600	434,535
Yutaka Giken Co. Ltd.	58,400	1,143,829
		19,784,084
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	16,828	294,223
Distributors - 0.2%
Arata Corp.	4,400	199,654
Central Automotive Products Ltd.	3,500	47,614
Chori Co. Ltd.	20,300	335,530
Nakayamafuku Co. Ltd.	43,600	238,412
PALTAC Corp.	3,900	199,087
SPK Corp.	15,500	332,844
Uni-Select, Inc.	100,317	1,651,312
		3,004,453
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	3,000	63,930
Clip Corp.	13,000	103,346
Cross-Harbour Holdings Ltd.	133,000	222,177
Estacio Participacoes SA	22,600	140,464
Frontdoor, Inc. (a)	2,111	71,880
ServiceMaster Global Holdings, Inc. (a)	2,823	121,050
Shingakukai Holdings Co. Ltd.	6,000	30,150
Step Co. Ltd.	51,000	709,620
Weight Watchers International, Inc. (a)	8,674	573,351
		2,035,968
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	7,676	180,079
Bluegreen Vacations Corp.	13,122	171,898
Brinker International, Inc.	1,430	61,991
Flanigans Enterprises, Inc.	5,419	149,023
Greggs PLC	29,956	444,544
Hiday Hidaka Corp.	89,420	1,741,881
Ibersol SGPS SA	55,569	534,992
Koshidaka Holdings Co. Ltd.	16,700	194,329
Kura Corp. Ltd.	600	34,776
Sportscene Group, Inc. Class A	15,725	95,560
St. Marc Holdings Co. Ltd.	12,400	294,738
Texas Roadhouse, Inc. Class A	6,592	398,552
The Monogatari Corp.	3,100	276,935
The Restaurant Group PLC	395,681	1,219,892
TORIDOLL Holdings Corp. (b)	3,000	50,809
Wyndham Destinations, Inc.	7,200	258,336
		6,108,335
Household Durables - 3.4%
Abbey PLC	90,691	1,489,457
Barratt Developments PLC	4,398,101	28,895,295
Bellway PLC	238,342	8,746,465
D.R. Horton, Inc.	174,133	6,261,823
Dorel Industries, Inc. Class B (sub. vtg.)	134,510	2,198,834
Emak SpA	267,170	370,395
First Juken Co. Ltd.	66,500	705,459
Flexsteel Industries, Inc.	1,559	39,630
Hamilton Beach Brands Holding Co.:
Class A	10,129	235,195
Class B	3,511	81,525
Helen of Troy Ltd. (a)	88,576	10,994,053
Henry Boot PLC	179,576	607,118
Iida Group Holdings Co. Ltd.	10,400	189,317
M/I Homes, Inc. (a)	8,857	214,074
Meritage Homes Corp. (a)	36,084	1,344,129
P&F Industries, Inc. Class A	18,414	146,760
PulteGroup, Inc.	5,612	137,887
Q.E.P. Co., Inc.	1,484	39,623
Sanei Architecture Planning Co. Ltd.	57,400	835,806
Stanley Furniture Co., Inc. (a)	5,740	2,899
Taylor Morrison Home Corp. (a)	11,968	197,951
Token Corp.	38,000	2,458,457
Toll Brothers, Inc.	6,200	208,692
Tupperware Brands Corp.	1,645	57,740
		66,458,584
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	10,100	105,892
Belluna Co. Ltd.	408,300	4,056,404
Liberty Interactive Corp. QVC Group Series A (a)	47,254	1,036,753
Moneysupermarket.com Group PLC	42,218	158,274
		5,357,323
Leisure Products - 0.1%
Accell Group NV	67,607	1,176,193
Brunswick Corp.	8,200	426,318
Mars Group Holdings Corp.	30,400	628,287
Miroku Corp.	8,600	142,832
Vista Outdoor, Inc. (a)	6,000	75,000
		2,448,630
Multiline Retail - 2.3%
Big Lots, Inc.	14,132	586,761
Lifestyle China Group Ltd. (a)	1,300,500	525,709
Lifestyle International Holdings Ltd.	1,467,000	2,532,939
Macy's, Inc.	3,100	106,299
Next PLC	603,647	40,153,106
Nordstrom, Inc.	2,270	149,298
Watts Co. Ltd.	24,600	190,765
		44,244,877
Specialty Retail - 11.4%
Aaron's, Inc. Class A	3,664	172,684
Abercrombie & Fitch Co. Class A	80,039	1,576,768
AT-Group Co. Ltd.	66,700	1,545,801
AutoNation, Inc. (a)	4,419	178,881
AutoZone, Inc. (a)	43,900	32,199,333
Bed Bath & Beyond, Inc.	141,677	1,946,642
Best Buy Co., Inc.	772,224	54,179,236
BMTC Group, Inc.	197,977	2,252,798
Bonia Corp. Bhd	200	12
Buffalo Co. Ltd.	4,500	35,574
Burlington Stores, Inc. (a)	2,130	365,274
Cars.com, Inc. (a)	24,372	636,353
Cash Converters International Ltd. (a)	1,330,490	249,679
Chico's FAS, Inc.	39,396	302,167
Delek Automotive Systems Ltd.	44,855	253,224
DSW, Inc. Class A	8,800	233,640
Dunelm Group PLC	48,579	370,389
Ff Group (a)(c)	239,258	1,040,623
Francesca's Holdings Corp. (a)	16,432	49,953
GameStop Corp. Class A	203,816	2,975,714
Genesco, Inc. (a)	36,446	1,559,524
GNC Holdings, Inc. Class A (a)(b)	57,002	209,767
Goldlion Holdings Ltd.	1,336,000	526,430
Guess?, Inc.	300,612	6,384,999
Hour Glass Ltd.	403,500	184,978
IA Group Corp.	5,600	184,127
JB Hi-Fi Ltd. (b)	6,489	105,689
John David Group PLC	481,367	2,512,202
Jumbo SA	476,540	6,952,019
K's Holdings Corp.	291,600	3,685,218
Ku Holdings Co. Ltd.	54,800	450,697
Le Chateau, Inc. Class B (sub. vtg.) (a)	31,398	6,559
Leon's Furniture Ltd.	11,369	149,577
Lewis Group Ltd.	59,085	125,960
Mr. Bricolage SA	40,973	471,042
Murphy U.S.A., Inc. (a)	2,748	221,571
Nafco Co. Ltd.	92,200	1,478,991
Ross Stores, Inc.	717,832	71,065,368
Sacs Bar Holdings, Inc.	9,600	85,080
Sally Beauty Holdings, Inc. (a)	190,450	3,391,915
Second Chance Properties Ltd. warrants 1/23/20 (a)	100	0
Sonic Automotive, Inc. Class A (sub. vtg.)	49,888	903,971
The Buckle, Inc.	214,390	4,373,556
The Children's Place Retail Stores, Inc.	1,759	262,795
Urban Outfitters, Inc. (a)	113,403	4,474,882
USS Co. Ltd.	313,800	5,665,003
Vitamin Shoppe, Inc. (a)	53,164	413,084
Williams-Sonoma, Inc. (b)	18,583	1,103,459
Workman Co. Ltd.	76,500	4,840,785
		222,353,993
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	242,000	61,719
Deckers Outdoor Corp. (a)	2,250	286,133
Embry Holdings Ltd.	102,000	32,387
Fossil Group, Inc. (a)	209,220	4,542,166
Gildan Activewear, Inc.	420,194	12,560,017
Handsome Co. Ltd.	87,081	2,778,044
JLM Couture, Inc. (a)	7,641	76,410
Makalot Industrial Co. Ltd.	51,000	273,445
McRae Industries, Inc.	1,415	35,842
Michael Kors Holdings Ltd. (a)	4,275	236,878
Steven Madden Ltd.	11,543	360,950
Sun Hing Vision Group Holdings Ltd.	942,000	290,698
Texwinca Holdings Ltd.	2,980,000	1,010,820
Victory City International Holdings Ltd.	5,512,000	80,832
Wolverine World Wide, Inc.	5,903	207,609
Youngone Corp.	30,054	941,657
Youngone Holdings Co. Ltd.	19	1,022
Yue Yuen Industrial (Holdings) Ltd.	279,500	764,513
		24,541,142

TOTAL CONSUMER DISCRETIONARY		396,631,612

CONSUMER STAPLES - 7.8%
Beverages - 1.5%
A.G. Barr PLC	187,291	1,828,981
Baron de Ley SA (a)	8,010	975,297
Britvic PLC	393,396	3,977,455
C&C Group PLC	103,381	384,070
Jinro Distillers Co. Ltd.	2,262	59,177
Monster Beverage Corp. (a)	408,636	21,596,413
Olvi PLC (A Shares)	5,464	183,188
Spritzer Bhd	288,800	144,935
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	357,024
		29,506,540
Food & Staples Retailing - 4.5%
Amsterdam Commodities NV	7,972	167,226
Aoki Super Co. Ltd.	6,500	152,138
Belc Co. Ltd.	100,500	5,130,323
Casey's General Stores, Inc.	1,300	163,943
Cosmos Pharmaceutical Corp.	59,000	12,063,012
Create SD Holdings Co. Ltd.	255,200	6,475,275
Daikokutenbussan Co. Ltd.	32,635	1,220,541
Dong Suh Companies, Inc.	63,125	1,031,798
Genky DrugStores Co. Ltd.	44,700	1,445,961
Halows Co. Ltd.	79,700	1,742,544
Kirindo Holdings Co. Ltd.	8,100	113,350
Kroger Co.	35,659	1,061,212
Kusuri No Aoki Holdings Co. Ltd.	41,400	2,971,950
Majestic Wine PLC	91,367	457,214
McColl's Retail Group PLC	82,251	134,308
Medical System Network Co. Ltd.	3,200	15,201
Metro, Inc. Class A (sub. vtg.)	1,172,179	36,782,798
North West Co., Inc.	6,355	138,546
Performance Food Group Co. (a)	12,456	365,210
Qol Holdings Co. Ltd.	112,800	2,378,262
Retail Partners Co. Ltd.	15,400	175,789
Sligro Food Group NV	18,352	813,787
Sundrug Co. Ltd.	184,700	6,711,304
Thai President Foods PCL	31,180	149,976
Total Produce PLC	543,298	1,163,043
United Natural Foods, Inc. (a)	60,077	1,305,473
Valor Holdings Co. Ltd.	27,400	588,869
Walgreens Boots Alliance, Inc.	1,561	124,521
Walmart, Inc.	1,902	190,733
Yaoko Co. Ltd.	51,700	2,822,458
		88,056,765
Food Products - 1.6%
Carr's Group PLC	106,117	203,458
Cranswick PLC	27,540	1,017,327
Dean Foods Co.	11,004	87,922
Devro PLC	72,002	150,934
Food Empire Holdings Ltd.	2,378,400	944,389
Fresh Del Monte Produce, Inc.	250,156	8,262,653
Hilton Food Group PLC	31,606	372,477
Inghams Group Ltd.	95,414	263,513
Ingredion, Inc.	24,887	2,518,067
Japan Meat Co. Ltd.	9,400	170,364
Kaveri Seed Co. Ltd. (a)	4,501	30,328
Mitsui Sugar Co. Ltd.	21,400	576,559
Nam Yang Dairy Products	631	332,367
Origin Enterprises PLC	443,233	2,846,498
Pacific Andes International Holdings Ltd. (a)(c)	3,118,000	29,025
Pickles Corp.	6,100	121,043
Rocky Mountain Chocolate Factory, Inc.	24,869	206,164
S Foods, Inc.	23,900	964,811
Seaboard Corp.	2,445	9,449,925
Select Harvests Ltd.	195,850	715,646
Want Want China Holdings Ltd.	826,000	589,853
		29,853,323
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,983	147,746
Personal Products - 0.1%
Grape King Bio Ltd.	89,000	560,553
Natural Alternatives International, Inc. (a)	7,375	69,915
Sarantis SA	190,277	1,512,931
		2,143,399
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	77	21,804
Scandinavian Tobacco Group A/S (d)	107,106	1,625,233
		1,647,037

TOTAL CONSUMER STAPLES		151,354,810

ENERGY - 6.0%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	80,762	272,387
Bristow Group, Inc. (a)	157,372	1,732,666
Carbo Ceramics, Inc. (a)	59,086	285,385
Cathedral Energy Services Ltd. (a)(b)	63,222	36,259
Diamond Offshore Drilling, Inc. (a)(b)	280,276	3,974,314
Divestco, Inc. (a)	138,216	4,200
Dril-Quip, Inc. (a)	11,919	507,273
Ensco PLC Class A	690,792	4,932,255
Fugro NV (Certificaten Van Aandelen) (a)(b)	80,385	1,037,948
Geospace Technologies Corp. (a)	69,929	890,196
Gulf Island Fabrication, Inc.	3,139	26,682
GulfMark Offshore, Inc. warrants 11/14/24 (a)	2,256	4,212
John Wood Group PLC	38,895	355,069
KLX Energy Services Holdings, Inc. (a)	6,000	173,340
Liberty Oilfield Services, Inc. Class A (b)	100,896	1,915,006
National Oilwell Varco, Inc.	15,222	560,170
Ocean Rig UDW, Inc. (United States) (a)	15,000	454,350
Oceaneering International, Inc. (a)	23,837	451,473
Oil States International, Inc. (a)	140,043	3,118,758
PHX Energy Services Corp. (a)	78,272	166,479
Shinko Plantech Co. Ltd.	71,600	666,917
Smart Sand, Inc. (a)(b)	21,965	60,843
Solstad Offshore ASA (a)(b)	125,885	44,875
Total Energy Services, Inc.	99,406	719,617
Transocean Ltd. (United States) (a)(b)	191,164	2,104,716
Unit Corp. (a)	328,010	7,586,871
		32,082,261
Oil, Gas & Consumable Fuels - 4.4%
Adams Resources & Energy, Inc.	7,289	295,569
Beach Energy Ltd.	960,883	1,197,591
Berry Petroleum Corp.	6,000	84,000
Bonavista Energy Corp.	13,241	12,573
Chevron Corp.	15,030	1,678,100
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	600	48,396
CNX Resources Corp. (a)	16,736	261,918
ConocoPhillips Co.	53,133	3,713,997
CONSOL Energy, Inc. (a)	2,936	116,970
Contango Oil & Gas Co. (a)	158,268	799,253
Denbury Resources, Inc. (a)	368,413	1,271,025
Eni SpA	443,570	7,877,693
Fuji Kosan Co. Ltd.	30,200	167,012
Great Eastern Shipping Co. Ltd.	306,552	1,298,370
Hankook Shell Oil Co. Ltd.	2,900	875,592
HollyFrontier Corp.	1,900	128,136
Kyungdong Invest Co. Ltd.	4,756	155,060
Marathon Oil Corp.	228,138	4,332,341
Marathon Petroleum Corp.	118,973	8,381,648
Murphy Oil Corp.	658,507	20,980,033
NACCO Industries, Inc. Class A	10,729	370,580
Newfield Exploration Co. (a)	21,169	427,614
Oil & Natural Gas Corp. Ltd.	1,844,300	3,821,511
QEP Resources, Inc. (a)	108,586	967,501
Reliance Industries Ltd.	9,000	129,141
Southwestern Energy Co. (a)	2,359,125	12,597,728
Star Petroleum Refining PCL	423,400	180,034
Thai Oil PCL (For. Reg.)	29,700	75,907
Total SA sponsored ADR	92,412	5,415,343
Whitecap Resources, Inc.	25,939	126,892
Whiting Petroleum Corp. (a)	85,198	3,177,885
World Fuel Services Corp.	112,947	3,614,304
WPX Energy, Inc. (a)	57,988	930,128
		85,509,845

TOTAL ENERGY		117,592,106

FINANCIALS - 12.1%
Banks - 1.0%
ACNB Corp.	3,822	153,262
American National Bankshares, Inc.	2,500	90,225
Associated Banc-Corp.	9,826	227,767
BancFirst Corp.	3,735	214,314
Bank Ireland Group PLC	682,359	4,826,598
Bank of America Corp.	7,077	194,618
Camden National Corp.	3,225	130,774
Cathay General Bancorp	38,129	1,436,319
Central Pacific Financial Corp.	8,273	223,702
Codorus Valley Bancorp, Inc.	40,196	1,055,145
Cullen/Frost Bankers, Inc.	4,447	435,450
Dah Sing Banking Group Ltd.	97,600	185,444
Dimeco, Inc.	1,820	76,622
East West Bancorp, Inc.	1,468	76,982
First Bancorp, Puerto Rico (a)	124,397	1,148,184
First Citizen Bancshares, Inc.	501	213,742
First Hawaiian, Inc.	26,621	659,668
Hanmi Financial Corp.	19,196	402,732
Hope Bancorp, Inc.	50,210	727,041
Huntington Bancshares, Inc.	6,500	93,145
KeyCorp	8,291	150,565
LCNB Corp.	7,913	134,442
Meridian Bank/Malvern, PA (a)	8,557	144,784
NIBC Holding NV	15,000	136,581
OFG Bancorp	24,339	415,954
Peoples Bancorp, Inc.	3,121	106,832
PNC Financial Services Group, Inc.	1,536	197,361
Popular, Inc.	1,964	102,148
Regions Financial Corp.	11,427	193,916
Signature Bank	800	87,920
SpareBank 1 SR-Bank ASA (primary capital certificate)	75,107	835,730
Sparebanken More (primary capital certificate)	12,719	420,959
Sparebanken Nord-Norge	140,984	1,127,230
Umpqua Holdings Corp.	4,800	92,160
Van Lanschot NV (Bearer)	60,275	1,478,056
Wells Fargo & Co.	33,202	1,767,342
		19,963,714
Capital Markets - 0.5%
AllianceBernstein Holding LP	39,602	1,144,894
Ameriprise Financial, Inc.	769	97,848
Ares Capital Corp.	12,000	205,920
Banca Generali SpA	7,365	142,064
Close Brothers Group PLC	7,856	147,811
Franklin Resources, Inc.	78,979	2,408,860
GAMCO Investors, Inc. Class A	6,617	135,781
Hamilton Lane, Inc. Class A	5,227	200,612
Lazard Ltd. Class A	21,056	836,765
OM Asset Management Ltd.	11,479	130,861
State Street Corp.	27,745	1,907,469
Tullett Prebon PLC	40,280	149,309
Waddell & Reed Financial, Inc. Class A (b)	149,390	2,848,867
		10,357,061
Consumer Finance - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	776,000	648,155
American Express Co.	2,103	216,041
Discover Financial Services	33,959	2,365,924
H&T Group PLC	29,550	103,870
Navient Corp.	77,561	898,156
Nicholas Financial, Inc. (a)	20,540	234,156
Santander Consumer U.S.A. Holdings, Inc.	599,183	11,234,681
Synchrony Financial	525,637	15,180,397
		30,881,380
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	190,628	3,867,842
Far East Horizon Ltd.	143,000	138,588
Ricoh Leasing Co. Ltd.	46,600	1,530,137
		5,536,567
Insurance - 7.8%
AEGON NV	2,618,532	16,098,798
AFLAC, Inc.	37,491	1,614,737
Allstate Corp.	2,251	215,466
April	105,901	1,919,180
ASR Nederland NV	33,885	1,541,335
Assurant, Inc.	137,017	13,319,423
Aub Group Ltd.	14,042	133,944
Axis Capital Holdings Ltd.	99,811	5,568,456
CNO Financial Group, Inc.	7,700	145,530
Employers Holdings, Inc.	5,157	237,016
FBD Holdings PLC	6,921	84,270
First American Financial Corp.	6,901	305,921
Great-West Lifeco, Inc.	2,289	52,528
Hartford Financial Services Group, Inc.	103,479	4,700,016
Hiscox Ltd.	13,737	285,855
Hyundai Fire & Marine Insurance Co. Ltd.	6,437	235,816
Investors Title Co.	331	60,242
Lincoln National Corp.	272,422	16,397,080
MetLife, Inc.	841,197	34,648,904
National Western Life Group, Inc.	8,046	2,166,627
NN Group NV	71,958	3,097,123
Primerica, Inc.	6,342	695,971
Principal Financial Group, Inc.	3,800	178,866
RenaissanceRe Holdings Ltd.	87,476	10,686,068
Sony Financial Holdings, Inc.	148,900	3,435,043
The Travelers Companies, Inc.	1,592	199,207
Torchmark Corp.	5,000	423,300
Universal Insurance Holdings, Inc.	2,500	104,950
Unum Group	918,408	33,301,474
		151,853,146
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	893,726	8,821,076
MFA Financial, Inc.	15,524	107,581
New Residential Investment Corp.	1,357	24,263
Redwood Trust, Inc.	29,299	481,090
		9,434,010
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	19,500	101,963
Genworth MI Canada, Inc.	219,378	7,200,671
Genworth Mortgage Insurance Ltd. (b)	376,210	599,430
Meridian Bancorp, Inc. Maryland	12,010	190,238
WSFS Financial Corp.	2,200	93,566
		8,185,868

TOTAL FINANCIALS		236,211,746

HEALTH CARE - 15.1%
Biotechnology - 1.8%
Amgen, Inc.	173,979	33,541,411
Celgene Corp. (a)	1,502	107,543
Cell Biotech Co. Ltd.	3,100	67,787
Essex Bio-Technology Ltd.	14,900	9,690
Gilead Sciences, Inc.	11,650	794,297
United Therapeutics Corp. (a)	2,094	232,141
		34,752,869
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	71,000	61,803
Arts Optical International Holdings Ltd.	1,370,000	330,186
Boston Scientific Corp. (a)	13,108	473,723
Hoshiiryou Sanki Co. Ltd.	14,000	514,911
LivaNova PLC (a)	2,801	313,684
Microlife Corp.	175,000	476,494
Nakanishi, Inc.	39,700	929,916
Pacific Hospital Supply Co. Ltd.	84,000	181,509
Prim SA	68,407	968,515
ResMed, Inc.	4,375	463,400
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	39,332
St.Shine Optical Co. Ltd.	6,000	106,587
Techno Medica Co. Ltd.	1,700	31,247
Utah Medical Products, Inc.	16,023	1,396,885
Varex Imaging Corp. (a)	5,500	142,780
Vieworks Co. Ltd.	300	8,493
Zimmer Biomet Holdings, Inc.	13,344	1,515,745
		7,955,210
Health Care Providers & Services - 12.2%
Aetna, Inc.	277,694	55,094,490
Anthem, Inc.	113,369	31,241,095
DVx, Inc.	33,300	392,216
Express Scripts Holding Co. (a)	39,000	3,781,830
Hanger, Inc. (a)	97,686	1,822,821
Humana, Inc.	532	170,458
Laboratory Corp. of America Holdings (a)	500	80,275
Medica Sur SA de CV	15,925	25,087
MEDNAX, Inc. (a)	29,650	1,224,249
Patterson Companies, Inc.	15,189	342,968
Premier, Inc. (a)	8,174	367,830
Quest Diagnostics, Inc.	1,622	152,646
Ship Healthcare Holdings, Inc.	7,500	271,525
Tokai Corp.	18,400	371,310
Triple-S Management Corp. (a)	87,561	1,502,547
United Drug PLC (United Kingdom)	136,794	1,105,053
UnitedHealth Group, Inc.	510,580	133,440,074
Universal Health Services, Inc. Class B	38,269	4,651,980
WIN-Partners Co. Ltd.	119,400	1,204,211
		237,242,665
Health Care Technology - 0.0%
Addlife AB	6,086	139,661
Computer Programs & Systems, Inc.	7,637	190,925
ND Software Co. Ltd.	58,500	652,736
		983,322
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	5,113	34,104
Bliss Gvs Pharma Ltd. (a)	270,498	618,459
Bristol-Myers Squibb Co.	2,567	129,736
Daewoong Co. Ltd.	21,038	256,291
Daito Pharmaceutical Co. Ltd.	6,000	179,731
Dawnrays Pharmaceutical Holdings Ltd.	2,175,200	499,284
DongKook Pharmaceutical Co. Ltd.	796	38,719
FDC Ltd. (a)	174,610	475,243
Fuji Pharma Co. Ltd.	39,400	619,450
Genomma Lab Internacional SA de CV (a)	321,321	206,429
Indivior PLC (a)	794,038	1,911,638
Jazz Pharmaceuticals PLC (a)	1,084	172,161
Korea United Pharm, Inc.	14,404	282,147
Kyung Dong Pharmaceutical Co. Ltd.	57,704	579,063
Lee's Pharmaceutical Holdings Ltd.	456,000	340,752
Novo Nordisk A/S Series B sponsored ADR	65,502	2,828,376
Phibro Animal Health Corp. Class A	8,466	363,361
Recordati SpA	93,836	3,179,998
Taro Pharmaceutical Industries Ltd. (a)	2,545	253,253
Vivimed Labs Ltd. (a)	17,923	9,451
Whanin Pharmaceutical Co. Ltd.	652	9,714
		12,987,360

TOTAL HEALTH CARE		293,921,426

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.2%
Astronics Corp. (a)	4,936	143,934
Austal Ltd.	85,892	108,876
Engility Holdings, Inc. (a)	44,161	1,370,316
Rockwell Collins, Inc.	12,000	1,536,240
United Technologies Corp.	4,205	522,303
Vectrus, Inc. (a)	1,000	26,800
		3,708,469
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	1,888	66,099
Airlines - 0.0%
Air New Zealand Ltd.	67,673	123,648
American Airlines Group, Inc.	15,267	535,566
JetBlue Airways Corp. (a)	20,124	336,675
		995,889
Building Products - 0.1%
Continental Building Products, Inc. (a)	15,761	438,313
COVIA Corp. (a)(b)	42,447	245,344
Gibraltar Industries, Inc. (a)	6,058	215,907
Kondotec, Inc.	97,300	881,292
		1,780,856
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	14,805	455,254
Aeon Delight Co. Ltd.	6,600	221,102
AJIS Co. Ltd.	42,600	1,351,602
Asia File Corp. Bhd	252,700	147,954
Calian Technologies Ltd.	33,413	657,625
Civeo Corp. (a)	654,067	1,864,091
Essendant, Inc.	100,447	1,279,695
KAR Auction Services, Inc.	1,700	96,798
Lion Rock Group Ltd.	1,100,000	196,380
Mears Group PLC	47,605	216,013
Mitie Group PLC	831,933	1,545,086
Nac Co. Ltd.	6,200	60,168
NICE Total Cash Management Co., Ltd.	61,611	677,667
Stericycle, Inc. (a)	3,100	154,907
VICOM Ltd.	147,000	634,632
VSE Corp.	41,936	1,315,113
		10,874,087
Construction & Engineering - 1.1%
AECOM (a)	419,999	12,238,771
Arcadis NV	128,177	1,734,897
Boustead Projs. Pte Ltd.	108,200	63,663
Boustead Singapore Ltd.	231,200	130,192
Daiichi Kensetsu Corp.	81,900	1,213,602
EMCOR Group, Inc.	9,012	639,672
Geumhwa PSC Co. Ltd.	21,639	594,551
Kyeryong Construction Industrial Co. Ltd. (a)	27,197	462,421
Kyowa Exeo Corp.	6,076	163,700
Meisei Industrial Co. Ltd.	67,200	506,821
Mirait Holdings Corp.	24,800	400,457
Nippon Rietec Co. Ltd.	55,700	723,184
Severfield PLC	168,134	150,006
Shinnihon Corp.	95,800	908,459
Toshiba Plant Systems & Services Corp.	9,300	190,228
United Integrated Services Co.	304,000	542,989
		20,663,613
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	18,600	523,375
Aros Quality Group AB	44,164	699,779
AZZ, Inc.	34,318	1,522,003
Bharat Heavy Electricals Ltd.	1,848,330	1,718,127
Chiyoda Integre Co. Ltd.	20,000	401,117
Eaton Corp. PLC	2,716	194,656
Generac Holdings, Inc. (a)	6,100	309,453
Hammond Power Solutions, Inc. Class A	23,582	106,047
I-Sheng Electric Wire & Cable Co. Ltd.	95,000	122,430
Korea Electric Terminal Co. Ltd.	42,076	1,379,178
Regal Beloit Corp.	2,618	187,711
Servotronics, Inc.	6,928	66,994
TKH Group NV (depositary receipt)	12,215	617,885
		7,848,755
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	160,639	13,787,827
ITT, Inc.	5,207	262,954
Lifco AB	31,159	1,324,517
Mytilineos Holdings SA	52,865	467,644
Reunert Ltd.	103,463	559,307
		16,402,249
Machinery - 1.4%
Aalberts Industries NV	404,895	14,881,710
Allison Transmission Holdings, Inc.	20,378	898,262
ASL Marine Holdings Ltd. (a)	2,751,100	148,960
Cummins, Inc.	1,398	191,093
Douglas Dynamics, Inc.	1,796	77,928
Global Brass & Copper Holdings, Inc.	2,645	83,635
Haitian International Holdings Ltd.	516,000	1,006,739
Hurco Companies, Inc.	3,300	134,442
Hyster-Yale Materials Handling Class A	32,980	1,993,641
Ihara Science Corp.	59,800	1,054,125
Jaya Holdings Ltd. (a)(c)	47,300	990
Kyowakogyosyo Co. Ltd.	2,700	129,215
Luxfer Holdings PLC sponsored	17,445	402,631
Maruzen Co. Ltd.	76,000	1,541,082
Miller Industries, Inc.	5,261	127,158
Mincon Group PLC	122,754	166,845
Nadex Co. Ltd.	38,000	358,329
Nakano Refrigerators Co. Ltd.	1,200	64,129
Nitchitsu Co. Ltd.	2,600	43,527
Rexnord Corp. (a)	13,044	349,710
Semperit AG Holding (a)	24,634	407,365
SIMPAC, Inc.	80,000	165,819
Takamatsu Machinery Co. Ltd.	19,700	174,067
Techno Smart Corp. (b)	26,200	180,882
Tocalo Co. Ltd.	147,400	1,281,512
Trinity Industrial Corp.	48,300	259,404
WABCO Holdings, Inc. (a)	7,525	808,561
		26,931,761
Marine - 0.0%
SITC International Holdings Co. Ltd.	257,000	188,769
Tokyo Kisen Co. Ltd.	39,500	273,404
		462,173
Professional Services - 0.2%
Akka Technologies SA	4,751	313,725
Asiakastieto Group Oyj (d)	4,701	154,413
Boardroom Ltd.	122,600	70,808
ICF International, Inc.	3,636	267,755
Kelly Services, Inc. Class A (non-vtg.)	5,657	132,883
McMillan Shakespeare Ltd.	106,805	1,247,960
Nielsen Holdings PLC	36,688	953,154
Robert Half International, Inc.	2,932	177,474
SHL-JAPAN Ltd.	6,200	94,455
Sporton International, Inc.	18,000	66,859
Stantec, Inc.	23,570	613,398
Synergie SA	7,813	238,934
TrueBlue, Inc. (a)	10,800	251,964
		4,583,782
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	135,900	1,037,000
Chilled & Frozen Logistics Holdings Co. Ltd.	57,400	659,794
CSX Corp.	5,132	353,390
Daqin Railway Co. Ltd. (A Shares)	1,562,807	1,805,742
Hamakyorex Co. Ltd.	76,300	2,471,543
Higashi Twenty One Co. Ltd.	12,000	53,813
Knight-Swift Transportation Holdings, Inc. Class A	7,100	227,200
Norfolk Southern Corp.	2,111	354,289
Sakai Moving Service Co. Ltd.	65,800	3,399,778
Trancom Co. Ltd.	40,600	2,320,822
		12,683,371
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	68,825	1,406,411
AerCap Holdings NV (a)	14,162	709,233
Alconix Corp.	110,754	1,267,190
Goodfellow, Inc. (a)	36,941	192,218
HD Supply Holdings, Inc. (a)	35,154	1,320,736
HERIGE	3,759	103,035
Houston Wire & Cable Co. (a)	3,704	23,150
Itochu Corp.	194,200	3,601,627
Kaman Corp.	700	44,464
KS Energy Services Ltd. (a)	627,100	16,298
Lumax International Corp. Ltd.	29,000	58,261
Meiwa Corp.	81,500	313,475
Mitani Shoji Co. Ltd.	44,400	2,117,003
MRC Global, Inc. (a)	56,664	896,991
Otec Corp.	6,000	98,852
Parker Corp.	106,000	534,533
Richelieu Hardware Ltd.	42,835	821,917
Senshu Electric Co. Ltd.	42,600	985,008
Strongco Corp. (a)	40,279	71,902
Tanaka Co. Ltd.	1,600	9,245
TECHNO ASSOCIE Co. Ltd.	15,600	160,238
Titan Machinery, Inc. (a)	44,426	633,071
Totech Corp.	56,400	1,569,513
		16,954,371
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	410,000	237,887
Isewan Terminal Service Co. Ltd.	78,700	496,605
James Fisher and Sons PLC	7,237	156,701
Meiko Transportation Co. Ltd.	50,400	507,417
Qingdao Port International Co. Ltd. (a)(d)	328,000	192,401
Sinwa Ltd.	1,166,300	197,871
		1,788,882

TOTAL INDUSTRIALS		125,744,357

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	1,285	225,235
InterDigital, Inc.	9,465	671,542
Juniper Networks, Inc.	7,230	211,622
		1,108,399
Electronic Equipment & Components - 4.4%
A&D Co. Ltd.	41,500	300,487
AVX Corp.	8,500	141,780
Cardtronics PLC (a)	6,553	177,979
Casa Systems, Inc. (a)	4,956	71,366
CDW Corp.	9,824	884,258
CTS Corp.	17,713	472,760
Daido Signal Co. Ltd.	3,500	18,270
Dynapack International Technology Corp.	189,000	236,857
Elec & Eltek International Co. Ltd.	81,800	101,432
Elematec Corp.	71,900	1,536,959
ePlus, Inc. (a)	5,591	474,564
Excel Co. Ltd.	35,400	605,504
Fabrinet	4,800	207,936
Hi-P International Ltd.	726,500	398,614
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,773,000	27,419,208
IDIS Holdings Co. Ltd.	48,087	484,663
Image Sensing Systems, Inc. (a)	3,045	16,991
Insight Enterprises, Inc. (a)	20,250	1,046,723
Isra Vision AG	15,434	663,416
Jabil, Inc.	7,000	173,110
Keysight Technologies, Inc. (a)	160,479	9,160,141
Kingboard Chemical Holdings Ltd.	4,348,000	11,643,533
Kingboard Laminates Holdings Ltd.	227,000	173,681
Muramoto Electronic Thailand PCL (For. Reg.)	74,800	478,215
Nippo Ltd.	42,100	134,320
PAX Global Technology Ltd.	248,000	122,072
Philips Lighting NV (d)	6,310	155,805
Pinnacle Technology Holdings Ltd.	419,492	501,883
Plexus Corp. (a)	8,324	486,122
Redington India Ltd.	347,581	389,595
Sanmina Corp. (a)	1,357	34,332
ScanSource, Inc. (a)	125,229	4,868,904
Shibaura Electronics Co. Ltd.	29,800	1,288,820
Sigmatron International, Inc. (a)	9,932	42,211
Simplo Technology Co. Ltd.	372,000	2,156,748
SYNNEX Corp.	164,421	12,760,714
Tomen Devices Corp.	32,800	739,225
Tripod Technology Corp.	84,000	202,671
TTM Technologies, Inc. (a)	52,705	616,649
UKC Holdings Corp.	70,400	1,376,367
VST Holdings Ltd.	5,654,000	2,674,888
Wayside Technology Group, Inc.	17,732	225,728
Wireless Telecom Group, Inc. (a)	15,460	25,973
		85,691,474
IT Services - 3.6%
ALTEN	37,051	3,573,389
Amdocs Ltd.	379,930	24,038,171
Argo Graphics, Inc.	24,000	909,292
CACI International, Inc. Class A (a)	3,612	644,598
Carbonite, Inc. (a)	15,604	533,813
Computer Services, Inc.	15,690	785,598
Conduent, Inc. (a)	33,700	643,670
CSE Global Ltd.	1,933,300	628,080
Data#3 Ltd.	160,315	170,291
Dimerco Data System Corp.	30,000	32,703
E-Credible Co. Ltd.	7,775	106,983
eClerx Services Ltd. (a)	101,259	1,456,659
EOH Holdings Ltd.	389,169	865,260
Estore Corp.	8,200	72,454
EVERTEC, Inc.	81,307	2,120,487
ExlService Holdings, Inc. (a)	10,062	644,974
Gabia, Inc.	58,606	328,214
Indra Sistemas SA (a)	782,300	7,739,840
Know IT AB	84,753	1,648,540
Leidos Holdings, Inc.	39,057	2,530,112
Maximus, Inc.	15,282	992,872
Net 1 UEPS Technologies, Inc. (a)	26,337	178,301
Nice Information & Telecom, Inc.	2,280	37,867
Rolta India Ltd. (a)	152,299	30,373
Sabre Corp.	4,000	98,600
Science Applications International Corp.	10,437	725,476
Societe Pour L'Informatique Industrielle SA	78,736	1,979,803
Softcreate Co. Ltd.	36,700	521,056
The Western Union Co.	853,499	15,397,122
Total System Services, Inc.	5,700	519,555
TravelSky Technology Ltd. (H Shares)	62,300	150,945
WNS Holdings Ltd. sponsored ADR (a)	4,148	208,188
		70,313,286
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc. (a)	10,757	76,913
Axell Corp.	35,200	188,736
Boe Varitronix Ltd. (b)	306,000	88,187
Cirrus Logic, Inc. (a)	5,200	194,688
Diodes, Inc. (a)	8,558	258,366
Entegris, Inc.	16,106	427,453
Integrated Device Technology, Inc. (a)	10,837	507,280
Leeno Industrial, Inc.	34,562	1,814,429
Melexis NV	64,880	4,269,556
Miraial Co. Ltd.	7,900	71,974
Nanometrics, Inc. (a)	14,177	454,515
Phison Electronics Corp.	112,000	734,355
Powertech Technology, Inc.	531,000	1,159,400
Trio-Tech International (a)	11,055	46,529
United Microelectronics Corp.	240,000	91,408
		10,383,789
Software - 2.6%
AdaptIT Holdings Ltd.	153,070	69,415
ANSYS, Inc. (a)	202,828	30,332,927
Aspen Technology, Inc. (a)	5,543	470,545
Ebix, Inc. (b)	88,370	5,064,485
ICT Automatisering NV	28,956	398,484
InfoVine Co. Ltd.	2,756	53,743
j2 Global, Inc.	5,856	426,551
Jorudan Co. Ltd.	19,600	170,231
KSK Co., Ltd.	25,100	366,818
Micro Focus International PLC	12,230	189,592
NetGem SA	46,550	59,579
Nucleus Software Exports Ltd.	35,047	183,907
Oracle Corp.	222,980	10,890,343
Pegasystems, Inc.	8,409	450,050
Pro-Ship, Inc.	13,500	299,109
RealPage, Inc. (a)	11,412	604,836
Vitec Software Group AB	36,527	334,489
Zensar Technologies Ltd.	210,635	730,501
		51,095,605
Technology Hardware, Storage & Peripherals - 3.2%
Compal Electronics, Inc.	3,985,000	2,194,546
HP, Inc.	391,356	9,447,334
Seagate Technology LLC	1,117,413	44,953,525
Super Micro Computer, Inc. (a)	69,689	912,926
TPV Technology Ltd.	4,238,000	345,873
Western Digital Corp.	2,340	100,784
Xerox Corp.	148,997	4,152,546
		62,107,534

TOTAL INFORMATION TECHNOLOGY		280,700,087

MATERIALS - 3.6%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	27,673	682,970
C. Uyemura & Co. Ltd.	23,300	1,488,838
Cabot Corp.	859	41,816
Chase Corp.	38,522	4,154,212
Core Molding Technologies, Inc.	40,856	278,229
Deepak Fertilisers and Petrochemicals Corp. Ltd.	90,617	241,306
DowDuPont, Inc.	5,530	298,178
Eastman Chemical Co.	1,622	127,084
EcoGreen International Group Ltd.	3,050,000	610,626
FMC Corp.	72,613	5,669,623
Fujikura Kasei Co., Ltd.	128,800	722,563
Fuso Chemical Co. Ltd.	35,100	701,782
Gujarat Narmada Valley Fertilizers Co.	288,542	1,297,191
Gujarat State Fertilizers & Chemicals Ltd.	1,713,087	2,425,097
Honshu Chemical Industry Co. Ltd.	46,400	481,539
Huntsman Corp.	16,993	371,807
Innospec, Inc.	48,365	3,236,586
JSR Corp.	15,000	224,133
KPC Holdings Corp.	2,453	131,142
KPX Green Chemical Co. Ltd.	9,502	31,188
Miwon Chemicals Co. Ltd.	3,108	107,867
Miwon Commercial Co. Ltd.	780	167,485
Muto Seiko Co. Ltd.	12,600	66,330
Nihon Parkerizing Co. Ltd.	18,900	228,304
Nippon Soda Co. Ltd.	19,200	500,951
SK Kaken Co. Ltd.	3,400	1,441,840
Soken Chemical & Engineer Co. Ltd.	31,600	493,177
T&K Toka Co. Ltd.	82,000	784,863
Thai Carbon Black PCL (For. Reg.) (a)	698,500	1,121,687
Thai Rayon PCL:
(For. Reg.)	129,300	178,392
NVDR	96,200	132,725
The Chemours Co. LLC	14,528	479,569
The Mosaic Co.	199,245	6,164,640
UPL Ltd. (a)	52,595	479,549
Westlake Chemical Corp.	6,078	433,361
Yara International ASA	212,696	9,151,444
Yip's Chemical Holdings Ltd.	1,564,000	470,679
		45,618,773
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	34,310	215,016
Mitani Sekisan Co. Ltd.	90,800	2,059,265
RHI Magnesita NV	2,495	124,908
		2,399,189
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	285,000	71,232
Chuoh Pack Industry Co. Ltd.	20,000	232,020
Kohsoku Corp.	82,700	763,712
Pact Group Holdings Ltd. (d)	39,154	96,767
Samhwa Crown & Closure Co. Ltd.	2,820	107,511
Silgan Holdings, Inc.	14,881	357,590
The Pack Corp.	95,000	2,723,667
		4,352,499
Metals & Mining - 0.8%
Ausdrill Ltd.	176,109	213,880
Chubu Steel Plate Co. Ltd.	25,300	141,035
Cleveland-Cliffs, Inc.	776,001	8,349,771
Compania de Minas Buenaventura SA sponsored ADR	137,369	1,901,187
Freeport-McMoRan, Inc.	11,757	136,969
Granges AB	14,912	157,738
Hill & Smith Holdings PLC	49,084	621,431
Livent Corp. (b)	6,000	93,600
Newmont Mining Corp.	3,997	123,587
Nucor Corp.	1,612	95,301
Orvana Minerals Corp. (a)	36,409	4,287
Pacific Metals Co. Ltd.	21,200	594,844
Steel Dynamics, Inc.	4,139	163,904
Tohoku Steel Co. Ltd.	29,800	347,559
Tokyo Tekko Co. Ltd.	36,300	470,660
Universal Stainless & Alloy Products, Inc. (a)	4,444	87,280
Warrior Metropolitan Coal, Inc.	63,013	1,764,364
Webco Industries, Inc. (a)	392	45,080
Worthington Industries, Inc.	4,677	195,873
		15,508,350
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	5,896	128,356
Stella-Jones, Inc.	36,272	1,161,630
Western Forest Products, Inc.	110,849	148,197
		1,438,183

TOTAL MATERIALS		69,316,994

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc.	110,544	648,893
CorePoint Lodging, Inc.	600	9,822
Corrections Corp. of America	81,380	1,827,795
Four Corners Property Trust, Inc.	12,895	336,302
National Health Investors, Inc.	1,592	116,948
NSI NV	407	16,065
Public Storage	750	154,103
Spirit Realty Capital, Inc.	24,700	193,154
Store Capital Corp.	11,423	331,610
Ventas, Inc.	3,100	179,924
VEREIT, Inc.	218,429	1,601,085
Washington Prime Group, Inc.	4,528	28,979
		5,444,680
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	2,100	55,759
CBRE Group, Inc. (a)	3,647	146,938
Century21 Real Estate Japan Ltd.	5,400	59,008
Devine Ltd. (a)	83,774	17,797
IMMOFINANZ Immobilien Anlagen AG	5,824	138,923
Leopalace21 Corp.	88,600	369,837
LSL Property Services PLC	80,785	258,148
Relo Group, Inc.	134,000	3,166,074
Selvaag Bolig ASA	53,676	240,370
Servcorp Ltd.	43,212	107,408
Sino Land Ltd.	157,960	247,758
Tejon Ranch Co. (a)	26,265	499,035
Wing Tai Holdings Ltd.	98,030	136,590
		5,443,645

TOTAL REAL ESTATE		10,888,325

UTILITIES - 2.1%
Electric Utilities - 1.9%
Exelon Corp.	188,352	8,251,701
PG&E Corp.	212,822	9,962,198
PPL Corp.	618,556	18,804,102
		37,018,001
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	1,630	50,857
China Resource Gas Group Ltd.	42,000	160,674
Hokuriku Gas Co.	9,300	243,307
K&O Energy Group, Inc.	20,100	279,496
Keiyo Gas Co. Ltd.	6,900	167,554
Star Gas Partners LP	10,889	104,099
		1,005,987
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,250,800	905,705
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	33,919
The AES Corp.	11,000	160,380
		1,100,004
Multi-Utilities - 0.0%
CMS Energy Corp.	18,006	891,657
Water Utilities - 0.0%
Manila Water Co., Inc.	342,100	160,048

TOTAL UTILITIES		40,175,697

TOTAL COMMON STOCKS
(Cost $1,825,150,705)		1,800,307,242

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	44,912
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (a)(c)(d)	362	12,670
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,285	197,306
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	93,288	1,048,174
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,696,986)		1,303,062
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(d)
(Cost $196,324)	239,963	190,771
	Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 2.23% (e)	140,436,278	140,464,365
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	15,665,510	15,667,076
TOTAL MONEY MARKET FUNDS
(Cost $156,131,441)		156,131,441
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,983,175,456)		1,957,932,516
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,241,405)
NET ASSETS - 100%		$1,945,691,111

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,428,060 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,058,281
Fidelity Securities Lending Cash Central Fund	56,258
Total	$1,114,539

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$77,770,082	$69,555,028	$8,215,054	$--
Consumer Discretionary	396,631,612	395,590,989	--	1,040,623
Consumer Staples	151,399,722	151,370,697	--	29,025
Energy	117,604,776	109,714,413	7,877,693	12,670
Financials	236,211,746	232,776,703	3,435,043	--
Health Care	293,921,426	293,921,426	--	--
Industrials	125,941,663	122,339,046	3,601,627	990
Information Technology	280,700,087	280,419,087	281,000	--
Materials	70,365,168	69,770,324	594,844	--
Real Estate	10,888,325	10,888,325	--	--
Utilities	40,175,697	40,175,697	--	--
Corporate Bonds	190,771	--	190,771	--
Money Market Funds	156,131,441	156,131,441	--	--
Total Investments in Securities:	$1,957,932,516	$1,932,653,176	$24,196,032	$1,083,308

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

October 31, 2018

FVDK6-QTLY-1218
1.9884000.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	99,161	$5,661,101
Entertainment - 5.1%
Cinemark Holdings, Inc.	46,375	1,927,809
Lions Gate Entertainment Corp. Class B	99,989	1,778,804
The Walt Disney Co.	35,992	4,132,961
Twenty-First Century Fox, Inc. Class A	104,984	4,778,872
		12,618,446
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	2,963	3,231,389
Media - 4.9%
Comcast Corp. Class A	183,797	7,010,018
comScore, Inc. (a)	54,889	875,480
Entercom Communications Corp. Class A	145,164	942,114
Interpublic Group of Companies, Inc.	140,855	3,262,202
		12,089,814

TOTAL COMMUNICATION SERVICES		33,600,750

CONSUMER DISCRETIONARY - 2.3%
Internet & Direct Marketing Retail - 0.5%
eBay, Inc. (a)	40,831	1,185,324
Multiline Retail - 1.0%
Dollar General Corp.	23,600	2,628,568
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	16,425	1,983,976

TOTAL CONSUMER DISCRETIONARY		5,797,868

CONSUMER STAPLES - 9.1%
Beverages - 2.6%
C&C Group PLC	381,200	1,416,193
Coca-Cola European Partners PLC	30,100	1,369,249
PepsiCo, Inc.	31,303	3,517,831
		6,303,273
Food & Staples Retailing - 1.6%
Sysco Corp.	31,806	2,268,722
Walmart, Inc.	17,100	1,714,788
		3,983,510
Food Products - 3.7%
Mondelez International, Inc.	29,300	1,230,014
Seaboard Corp.	281	1,086,065
The Hershey Co.	26,692	2,860,048
The J.M. Smucker Co.	37,409	4,052,143
		9,228,270
Tobacco - 1.2%
British American Tobacco PLC:
(United Kingdom)	21,737	942,305
sponsored ADR	46,254	2,007,424
		2,949,729

TOTAL CONSUMER STAPLES		22,464,782

ENERGY - 11.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	88,066	2,350,482
Oil, Gas & Consumable Fuels - 10.3%
Chevron Corp.	36,517	4,077,123
Exxon Mobil Corp.	96,260	7,669,997
FLEX LNG Ltd. (a)(b)	599,722	1,052,918
GasLog Ltd.	28,454	582,169
GasLog Partners LP	87,896	2,184,216
Golar LNG Partners LP	148,000	2,088,280
Hoegh LNG Partners LP	64,011	1,140,036
Phillips 66 Co.	26,949	2,770,896
Suncor Energy, Inc.	53,187	1,784,145
Teekay Corp. (b)	44,436	294,611
Teekay LNG Partners LP	86,616	1,230,813
Teekay Offshore Partners LP	256,531	559,238
		25,434,442

TOTAL ENERGY		27,784,924

FINANCIALS - 25.9%
Banks - 9.6%
JPMorgan Chase & Co.	17,052	1,859,009
PNC Financial Services Group, Inc.	30,689	3,943,230
SunTrust Banks, Inc.	57,373	3,594,992
U.S. Bancorp	106,362	5,559,542
Wells Fargo & Co.	161,650	8,604,630
		23,561,403
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	16,508	3,720,408
State Street Corp.	29,581	2,033,694
		5,754,102
Consumer Finance - 2.9%
Capital One Financial Corp.	23,482	2,096,943
Discover Financial Services	38,153	2,658,120
Synchrony Financial	84,961	2,453,674
		7,208,737
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	45,975	9,437,744
Standard Life PLC	319,515	1,104,733
		10,542,477
Insurance - 4.1%
Allstate Corp.	16,045	1,535,827
Chubb Ltd.	20,688	2,584,138
FNF Group	37,037	1,238,888
Prudential PLC	85,082	1,703,650
The Travelers Companies, Inc.	24,841	3,108,354
		10,170,857
Mortgage Real Estate Investment Trusts - 2.7%
AGNC Investment Corp.	134,613	2,401,496
Annaly Capital Management, Inc.	254,708	2,513,968
MFA Financial, Inc.	266,825	1,849,097
		6,764,561

TOTAL FINANCIALS		64,002,137

HEALTH CARE - 16.5%
Biotechnology - 3.8%
Amgen, Inc.	28,675	5,528,253
Shire PLC sponsored ADR	21,018	3,821,072
		9,349,325
Health Care Providers & Services - 7.8%
Aetna, Inc.	12,801	2,539,718
Anthem, Inc.	11,333	3,123,035
Cigna Corp.	20,485	4,379,898
CVS Health Corp.	79,746	5,772,813
McKesson Corp.	6,586	821,669
UnitedHealth Group, Inc.	9,600	2,508,960
		19,146,093
Pharmaceuticals - 4.9%
Allergan PLC	18,926	2,990,497
Bayer AG	41,137	3,153,252
Johnson & Johnson	9,295	1,301,207
Pfizer, Inc.	25,643	1,104,188
Roche Holding AG (participation certificate)	5,836	1,420,263
Sanofi SA sponsored ADR	50,159	2,243,110
		12,212,517

TOTAL HEALTH CARE		40,707,935

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.5%
Harris Corp.	11,852	1,762,511
United Technologies Corp.	36,193	4,495,533
		6,258,044
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	26,800	2,386,004
Machinery - 1.0%
Allison Transmission Holdings, Inc.	3,696	162,920
Deere & Co.	16,629	2,252,232
		2,415,152
Professional Services - 0.3%
Nielsen Holdings PLC	23,525	611,180
Road & Rail - 0.5%
Union Pacific Corp.	8,928	1,305,452

TOTAL INDUSTRIALS		12,975,832

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	26,117	1,969,744
IT Services - 2.4%
Amdocs Ltd.	32,169	2,035,333
Cognizant Technology Solutions Corp. Class A	39,043	2,695,138
The Western Union Co.	68,787	1,240,917
		5,971,388

TOTAL INFORMATION TECHNOLOGY		7,941,132

MATERIALS - 4.1%
Chemicals - 2.7%
DowDuPont, Inc.	59,027	3,182,736
LyondellBasell Industries NV Class A	29,015	2,590,169
The Scotts Miracle-Gro Co. Class A	11,703	781,058
		6,553,963
Containers & Packaging - 1.4%
Ball Corp.	45,999	2,060,755
Graphic Packaging Holding Co.	137,631	1,515,317
		3,576,072

TOTAL MATERIALS		10,130,035

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	12,500	1,947,625
Simon Property Group, Inc.	10,500	1,926,960
		3,874,585
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	66,238	2,668,729

TOTAL REAL ESTATE		6,543,314

UTILITIES - 4.2%
Electric Utilities - 3.3%
Exelon Corp.	99,289	4,349,851
Xcel Energy, Inc.	77,297	3,788,326
		8,138,177
Multi-Utilities - 0.9%
Avista Corp.	8,000	411,360
WEC Energy Group, Inc.	26,500	1,812,600
		2,223,960

TOTAL UTILITIES		10,362,137

TOTAL COMMON STOCKS
(Cost $241,519,971)		242,310,846

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.23% (c)	3,516,609	3,517,312
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	438,506	438,550
TOTAL MONEY MARKET FUNDS
(Cost $3,955,862)		3,955,862
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $245,475,833)		246,266,708
NET OTHER ASSETS (LIABILITIES) - 0.3%		631,073
NET ASSETS - 100%		$246,897,781

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,033
Fidelity Securities Lending Cash Central Fund	13,022
Total	$65,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$33,600,750	$33,600,750	$--	$--
Consumer Discretionary	5,797,868	5,797,868	--	--
Consumer Staples	22,464,782	21,522,477	942,305	--
Energy	27,784,924	27,784,924	--	--
Financials	64,002,137	62,298,487	1,703,650	--
Health Care	40,707,935	36,134,420	4,573,515	--
Industrials	12,975,832	12,975,832	--	--
Information Technology	7,941,132	7,941,132	--	--
Materials	10,130,035	10,130,035	--	--
Real Estate	6,543,314	6,543,314	--	--
Utilities	10,362,137	10,362,137	--	--
Money Market Funds	3,955,862	3,955,862	--	--
Total Investments in Securities:	$246,266,708	$239,047,238	$7,219,470	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018